UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary, 333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund

July 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Alabama - 0.9%

$5,550	Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, Georgia Pacific Corporation, Series 2004, 5.750%, 9/01/28 (Alternative Minimum Tax)(a)	9/14 at 100.00	BB+	$5,644,738

9,000	Courtland Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2004A, 4.750%, 5/01/17	11/14 at 100.00	BBB	9,260,910

1,565	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001A, 8.125%, 1/01/21	1/11 at 102.00	N/R	632,072

2,450	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001B, 7.250%, 1/01/06	No Opt. Call	N/R	986,125
	Alaska - 0.1%

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31	6/10 at 100.00	BBB	2,128,680
	Arizona - 2.8%

40	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 1999A, 6.250%, 11/15/29	11/09 at 100.00	Baa3	40,907

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 2002A:
150	5.375%, 2/15/18	2/12 at 101.00	Baa3	146,720
1,430	6.250%, 2/15/21	2/12 at 101.00	Baa3	1,484,726
1,000	6.000%, 2/15/32	2/12 at 101.00	Baa3	1,021,530

3,000	Arizona Health Facilities Authority, Revenue Bonds, American Baptist Estates - Terraces Project, Series 2003A, 7.750%, 11/15/33	11/13 at 101.00	N/R	3,133,560

650	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)	10/06 at 102.00	B-	667,849

280	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Series 1997B, 5.800%, 11/01/32 (Alternative Minimum Tax)	11/05 at 100.00	B-	280,008

959	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/10 at 102.00	N/R	1,057,566

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005:
1,400	4.625%, 12/01/26	12/15 at 100.00	BBB	1,334,158
1,185	4.625%, 12/01/27	12/15 at 100.00	BBB	1,126,307
1,700	4.700%, 12/01/28	12/15 at 100.00	BBB	1,625,812
345	4.750%, 12/01/29	12/15 at 100.00	BBB	330,852
1,855	4.750%, 12/01/30	12/15 at 100.00	BBB	1,774,549
200	5.000%, 12/01/35	12/15 at 100.00	BBB	201,030

	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005:
5,405	5.000%, 4/01/16	4/15 at 100.00	Baa1	5,649,252
2,345	5.000%, 4/01/17	4/15 at 100.00	Baa1	2,442,153
2,000	5.000%, 4/01/18	4/15 at 100.00	Baa1	2,073,320
5,000	5.000%, 4/01/35	4/15 at 100.00	Baa1	5,043,550

2,150	Maricopa County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Rainbow Valley Landfill Project, Series 1999A, 7.500%, 12/01/20 (Alternative Minimum Tax)	12/06 at 102.00	N/R	2,191,946

6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)	1/11 at 103.00	BBB	6,758,237

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori School, Series 2004A:
350	6.375%, 11/01/13	11/11 at 103.00	N/R	353,532
790	7.250%, 11/01/23	11/11 at 103.00	N/R	801,400
1,710	7.500%, 11/01/33	11/11 at 103.00	N/R	1,735,667

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB-	561,352

1,640	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Heritage Elementary School, Series 2004, 7.500%, 7/01/34	7/14 at 100.00	N/R	1,676,588

4,700	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe Educational Services Charter School, Series 2004, 7.500%, 7/01/34	7/14 at 100.00	N/R	4,760,442

	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A:
1,620	5.850%, 9/01/24	9/14 at 100.00	BBB-	1,643,263
1,035	6.125%, 9/01/34	9/14 at 100.00	BBB-	1,055,876

1,600	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital, Series 1998, 5.500%, 6/01/22	6/08 at 101.00	N/R	1,525,568
	Arkansas - 0.4%

2,715	Little River County, Arkansas, Revenue Refunding Bonds, Georgia-Pacific Corporation, Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)	10/07 at 102.00	Ba3	2,745,517

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
3,000	5.000%, 2/01/25 (WI, settling 8/17/05)	2/15 at 100.00	BBB	3,016,680
1,000	5.000%, 2/01/30 (WI, settling 8/17/05)	2/15 at 100.00	BBB	1,004,810
	California - 13.8%

1,250	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation, American Baptist Homes of the West, Series 1997A, 5.850%, 10/01/27	10/07 at 102.00	BB+	1,261,513

11,250	Alameda Public Finance Authority, California, Revenue Bond Anticipation Notes, Alameda Power and Telecom, Series 2004, 7.000%, 6/01/09	No Opt. Call	N/R	11,462,175

	American Canyon Financing Authority, California, Infrastructure Revenue Bonds, American Canyon Road East AD, Series 2005:
2,000	5.000%, 9/02/30 (WI, settling 8/17/05)	3/06 at 103.00	N/R	1,978,760
1,695	5.100%, 9/02/35 (WI, settling 8/17/05)	3/06 at 103.00	N/R	1,689,491

3,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2003A, 7.000%, 9/01/33	9/13 at 102.00	N/R	3,338,520

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,455	5.500%, 9/01/24	9/14 at 102.00	N/R	1,494,445
1,875	5.800%, 9/01/35	9/14 at 102.00	N/R	1,931,344

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29	9/14 at 102.00	N/R	862,370
2,065	5.500%, 9/01/35	9/14 at 102.00	N/R	2,075,965

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
1,680	5.600%, 9/01/25	9/15 at 102.00	N/R	1,713,197
2,315	5.650%, 9/01/30	9/15 at 102.00	N/R	2,362,666
2,500	5.700%, 9/01/35	9/15 at 102.00	N/R	2,558,000

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005B:
1,000	5.350%, 9/01/28	9/15 at 102.00	N/R	996,660
1,490	5.400%, 9/01/35	9/15 at 102.00	N/R	1,482,237

1,500	Benicia, California, Assessment District Limited Obligation Improvement Bonds, Series 2004B, 5.900%, 9/02/30	3/11 at 100.00	N/R	1,509,465

	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993:
3,370	5.625%, 5/15/08	No Opt. Call	BB+	3,382,233
3,435	5.750%, 5/15/15	11/05 at 100.00	BB+	3,435,412

7,800	California Pollution Control Financing Authority, Solid Waste Revenue Bonds, Keller Canyon Landfill Company, Series 1992, 6.875%, 11/01/27 (Alternative Minimum Tax)	No Opt. Call	BB-	7,918,560

2,560	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	12/06 at 102.00	BB-	2,516,019

2,700	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002B, 5.250%, 6/01/23 (Alternative Minimum Tax) (Mandatory put 12/01/17)	No Opt. Call	BBB+	2,815,803

3,800	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002C, 5.250%, 6/01/23 (Alternative Minimum Tax) (Mandatory put 12/01/17)	No Opt. Call	BBB+	3,962,982

3,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005A-2, 5.400%, 4/01/25 (Alternative Minimum Tax)	4/15 at 101.00	BBB	3,611,510

5,600	California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS, Series 344, 11.234%, 5/01/13 (IF)	5/12 at 101.00	AAA	7,633,192

8,085	California Department of Water Resources, Electric Power Supply Revenue Bonds, DRIVERS, Series 395, 11.415%, 5/01/10 (IF) AMBAC Insured	No Opt. Call	AAA	10,905,371

1,025	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	N/R	1,086,797

665	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	7/09 at 102.00	N/R	683,407

	California Statewide Community Development Authority, Revenue Bonds, Brentwood Infrastructure Program, Series 2005A:
500	5.200%, 9/02/25	3/06 at 103.00	N/R	497,690
1,750	5.350%, 9/02/35	3/06 at 103.00	N/R	1,753,815

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
6,000	5.250%, 7/01/35	7/15 at 100.00	BBB+	6,303,300
5,000	5.000%, 7/01/39	7/15 at 100.00	BBB+	5,139,250

1,000	California Statewide Community Development Authority, Revenue Bonds, Live Oak School, Series 2000, 6.250%, 10/01/12	No Opt. Call	N/R	1,037,990

3,335	California Statewide Community Development Authority, Charter School Revenue Bonds, Lionel Wilson College Preparatory Academy, Series 2001A, 7.250%, 8/01/31	8/09 at 100.00	N/R	3,396,731

1,500	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur University, Series 2003, 6.625%, 10/01/33	10/13 at 100.00	N/R	1,545,555

4,000	California Statewide Community Development Authority, Senior Lien Revenue Bonds, East Valley Tourist Authority, Series 2003B, 9.250%, 10/01/20 (a)	10/15 at 103.00	N/R	4,415,160

2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	3,049,547

2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 90-2 - Talega, Series 2003, 6.000%, 9/01/33	9/13 at 100.00	N/R	2,126,840

1,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 04-1 - Rancho Madrina, Series 2005, 5.250%, 9/01/34	9/15 at 100.00	N/R	1,005,010

	Carlsbad, California, Limited Obligation Improvement Bonds, Assessment District 2002-01, Series 2005A:
2,170	5.150%, 9/02/29	9/12 at 100.00	N/R	2,173,863
2,720	5.200%, 9/02/35	9/12 at 100.00	N/R	2,728,350

	Chino, California, Special Tax Bonds, Community Facilities District 03-3, Area 1, Series 2004:
1,300	5.700%, 9/01/29	9/12 at 102.00	N/R	1,314,157
1,355	5.750%, 9/01/34	9/12 at 102.00	N/R	1,370,691

	Corona-Norco Unified School District, California, Special Tax Bonds, Community Facilities District 03-1, Series 2004:
1,000	5.375%, 9/01/25	9/14 at 100.00	N/R	1,021,580
1,000	5.375%, 9/01/33	9/14 at 100.00	N/R	1,009,970

1,750	Elsinore Valley Municipal Water District, California, Special Tax Bonds, Series 2004, 5.700%, 9/01/34	9/12 at 102.00	N/R	1,802,780

3,500	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004, 6.000%, 9/01/34	9/14 at 100.00	N/R	3,589,670

7,500	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons, Series 2005, 5.375%, 9/01/36	9/15 at 100.00	N/R	7,488,375

1,500	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Series 2002, 6.200%, 9/01/32	9/12 at 100.00	N/R	1,559,880

1,590	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42	6/13 at 100.00	BBB	1,985,990

1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-4, 7.800%, 6/01/42	6/13 at 100.00	BBB	1,242,410

2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-5, 7.875%, 6/01/42	6/13 at 100.00	BBB	2,494,780

18,670	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39	6/13 at 100.00	BBB	21,504,106

	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1, Huntington Center, Series 2004:
500	5.800%, 9/01/23	9/14 at 100.00	N/R	516,680
1,000	5.850%, 9/01/33	9/14 at 100.00	N/R	1,034,290

	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home Park, Series 2004A:
1,020	6.000%, 5/15/34	5/14 at 100.00	N/R	1,064,992
790	6.125%, 5/15/38	5/14 at 100.00	N/R	829,437
2,500	6.450%, 5/15/44	5/14 at 100.00	N/R	2,671,675

1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44	5/14 at 100.00	N/R	1,053,032

1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39	11/14 at 100.00	N/R	1,038,940

1,120	Irvine Assessment District, California, Limited Obligation Improvement Bonds, Assessment District 03-19, Group 3, Series 2005, 5.000%, 9/02/29 (WI, settling 8/04/05)	3/06 at 103.00	N/R	1,119,171

1,525	Irvine Assessment District, California, Limited Obligatin Improvement Bonds, Assessment District 93-14, Group 3, Series 2005, 5.000%, 9/02/25 (WI, settling 8/11/05)	3/06 at 103.00	N/R	1,518,229

	Irvine Assessment District, California, Limited Obligation Improvement Bonds, Assessment District 87-08, Group 7, Series 2005:
1,180	5.000%, 9/02/22 (WI, settling 8/11/05)	3/06 at 103.00	N/R	1,177,935
1,305	5.000%, 9/02/24 (WI, settling 8/11/05)	3/06 at 103.00	N/R	1,299,375

1,565	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 16 - Eastvale Area, Series 2005A, 5.300%, 9/01/34	9/05 at 103.00	N/R	1,576,691

2,500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33	10/13 at 102.00	N/R	2,658,100

1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34	9/13 at 102.00	N/R	1,261,716

2,000	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District of Mountain House, Series 2002, 6.375%, 9/01/32	9/12 at 101.00	N/R	2,127,000

4,050	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 3, Series 2004, 5.950%, 9/01/34	9/13 at 102.00	N/R	4,178,385

550	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/12 at 102.00	B-	588,781

7,170	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/12 at 102.00	B-	7,675,557

1,415	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project, Series 2003, 5.700%, 9/01/36	9/13 at 102.00	Baa3	1,486,939

2,000	Morgan Hill Financing Authority, California, Reassessment Revenue Bonds, Madron Business Park, Series 2005A, 5.250%, 9/02/25	9/10 at 102.00	N/R	1,993,740

	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005:
1,355	5.100%, 9/01/26	9/09 at 103.00	N/R	1,322,277
805	5.300%, 9/01/35	9/09 at 103.00	N/R	788,948
1,815	5.200%, 9/01/35	9/09 at 103.00	N/R	1,748,934

1,555	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2000-1, Series 2004B, 5.300%, 9/01/34	9/11 at 100.00	N/R	1,546,930

2,000	Oceanside, California, Special Tax Revenue Bonds, Community Facilities District 00-1 - Ocean Ranch Corporate Center, Series 2004, 5.875%, 9/01/34	9/14 at 100.00	N/R	2,047,940

	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch, Series 2004A:
500	5.500%, 8/15/23	8/12 at 101.00	N/R	514,875
1,625	5.600%, 8/15/28	8/12 at 101.00	N/R	1,675,326
1,000	5.625%, 8/15/34	8/12 at 101.00	N/R	1,031,930

4,000	Orange County, California, Special Tax Bonds, Community Facilities District 04-1 of Ladera Ranch, Series 2005A, 5.200%, 8/15/34	8/12 at 101.00	N/R	4,026,800

1,755	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/15 at 101.00	N/R	1,764,372

1,390	Perris, California, Special Tax Bonds, Community Facilities District 2004-3, Monument Ranch Improvement Area 2, Series 2005A, 5.300%, 9/01/35	9/15 at 102.00	N/R	1,372,417

	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Villages of Avalon, Series 2005:
515	5.000%, 9/01/24 (WI, settling 8/11/05)	9/12 at 102.00	N/R	511,853
500	5.100%, 9/01/28 (WI, settling 8/11/05)	9/12 at 102.00	N/R	500,000

2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	2,151,580

650	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 11, Stonebridge Estates Zone 1, Series 2004, 5.375%, 9/01/34	9/11 at 102.00	N/R	653,777

875	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 11, Stonebridge Estates Improvement Area A, Series 2004, 5.375%, 9/01/34	9/11 at 102.00	N/R	880,084

	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 11, Stonebridge Estates Improvement Area B, Series 2005:
1,360	5.000%, 9/01/30	3/06 at 102.00	N/R	1,317,432
3,355	5.100%, 9/01/35	3/06 at 102.00	N/R	3,268,743

	Riverside, California, Special Tax Bonds, Community Facilities District 92-1 - Sycamore Canyon Business Park, Series 2005A:
1,000	5.125%, 9/01/25	9/15 at 101.00	N/R	1,010,070
2,000	5.300%, 9/01/34	9/15 at 101.00	N/R	2,027,540

1,500	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005A, 5.150%, 8/01/35	8/15 at 100.00	N/R	1,504,770

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/15 at 100.00	N/R	315,453
3,020	0.000%, 8/01/34	8/15 at 100.00	N/R	538,768

	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B:
1,100	6.750%, 9/01/30	9/13 at 103.00	N/R	1,183,248
3,400	7.000%, 9/01/38	9/13 at 103.00	N/R	3,720,314

3,900	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R	4,012,008

7,500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	7,621,500

	West Sacramento, California, Special Tax Bonds, Community Facilities District 20, Bridgeway Lakes II, Series 2005:
500	5.125%, 9/01/25	9/13 at 102.00	N/R	495,030
1,730	5.300%, 9/01/35	9/13 at 102.00	N/R	1,708,116

	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande Community Facilities District 1, Series 2005:
1,000	5.625%, 9/01/24	9/13 at 102.00	N/R	994,160
3,755	5.800%, 9/01/31	9/13 at 102.00	N/R	3,790,447
	Colorado - 7.4%

3,060	BNC Metropolitan District 1, Colorado, General Obligation Bonds, Series 2004, 8.050%, 12/01/34	12/14 at 101.00	N/R	3,396,631

2,960	Bell Mountain Ranch Consolidated Metropolitan District, Colorado, Subordinate Refunding and Improvement Bonds, Series 2003, 7.900%, 11/15/23	No Opt. Call	N/R	3,153,939

925	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	993,145

2,000	Briargate Center Business Improvement District, Colorado, Special Assessment District 02-1 Revenue Bonds, Series 2002B, 7.400%, 12/01/27	No Opt. Call	N/R	2,111,240

4,530	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	4,863,725

2,750	Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2002, 7.375%, 12/01/32	12/12 at 100.00	N/R	2,898,995

6,750	Central Marksheffel Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/29	12/14 at 100.00	N/R	7,130,835

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass for Lifelong Discovery Charter School, Series 1999A:
510	6.125%, 7/01/12	7/09 at 102.00	N/R	508,241
1,460	6.500%, 7/01/24	7/09 at 102.00	N/R	1,376,692

4,070	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Boulder Country Day School, Series 1999, 6.750%, 9/01/24	9/09 at 101.00	N/R	4,217,619

975	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass Montessori Elementary Charter School, Series 2000, 7.750%, 7/15/31 (Pre-refunded to 7/15/08)	7/08 at 100.00	N/R***	1,064,105

4,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Series 2001, 7.625%, 8/15/31 (Pre-refunded to 8/15/11)	8/11 at 100.00	AAA	4,884,480

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 - Frontier Academy, Series 2001:
2,770	7.250%, 6/01/20	6/11 at 100.00	Ba1	2,873,349
1,775	7.375%, 6/01/31	6/11 at 100.00	Ba1	1,840,533

3,776	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 - Compass Montessori Secondary School, Series 2002, 8.000%, 2/15/32	2/12 at 100.00	N/R	3,939,236

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 - Platte River Academy, Series 2002A:
1,000	7.250%, 3/01/22 (Pre-refunded to 3/01/10)	3/10 at 100.00	Ba2***	1,130,720
750	7.250%, 3/01/32 (Pre-refunded to 3/01/10)	3/10 at 100.00	AAA	877,185

2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32	5/12 at 102.00	N/R	2,619,375

4,600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Education Center, Series 2002A, 7.625%, 3/15/32	3/12 at 100.00	N/R	4,787,772

4,240	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pioneer ELOB Charter School, Series 2003, 7.750%, 10/15/33	10/13 at 100.00	N/R	4,403,240

1,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Leadership Preparatory Academy, Series 2003, 7.875%, 5/01/27	11/13 at 100.00	N/R	948,031

	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Denver Academy, Series 2003A:
500	7.000%, 11/01/23	11/13 at 100.00	BB+	550,045
810	7.125%, 11/01/28	11/13 at 100.00	BB+	894,329

2,860	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Denver Arts and Technology Academy, Series 2003, 8.000%, 5/01/34	5/14 at 101.00	N/R	2,981,264

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel Academy Charter School, Series 2003:
500	7.300%, 12/01/23	12/13 at 100.00	N/R	528,175
875	7.500%, 12/01/33	12/13 at 100.00	N/R	930,247

2,645	Colorado Educational and Cultural Facilities Authority, Independent School Improvement Revenue Bonds, Heritage Christian School of Northern Colorado, Series 2004A, 7.500%, 6/01/34	6/14 at 100.00	N/R	2,939,679

	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Colorado Lutheran High School Association, Series 2004A:
3,750	7.500%, 6/01/24	6/14 at 100.00	N/R	3,984,413
4,300	7.625%, 6/01/34	6/14 at 100.00	N/R	4,567,417

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
625	6.750%, 3/01/14	No Opt. Call	N/R	636,756
730	7.250%, 3/01/24	3/14 at 100.00	N/R	743,447
1,570	7.375%, 3/01/35	3/14 at 100.00	N/R	1,599,280

11,000	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F, 5.000%, 3/01/25	3/15 at 100.00	BBB+	11,254,540

2,230	Conservatory Metropolitan District, Arapahoe County, Aurora, Colorado, General Obligation Bonds, Series 2003, 7.550%, 12/01/32	12/13 at 102.00	N/R	2,414,555

2,465	Conservatory Metropolitan District, Arapahoe County, Aurora, Colorado, General Obligation Bonds, Series 2005, 6.750%, 12/01/34	12/13 at 102.00	N/R	2,522,681

2,350	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	2,523,125

5,035	Maher Ranch Metropolitan District 4, Colorado, General Obligation Bonds, Series 2003, 7.875%, 12/01/33	12/13 at 102.00	N/R	5,583,614

3,500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.000%, 12/01/33	12/13 at 102.00	BBB-	3,634,890

1,500	Neu Towne Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2004, 7.250%, 12/01/34	12/14 at 100.00	N/R	1,584,630

2,000	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-1, 7.875%, 12/01/32 (Mandatory put 12/01/13)	No Opt. Call	N/R	2,134,060

1,500	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)	No Opt. Call	N/R	1,600,545

1,100	Piney Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 5.500%, 12/01/35	12/15 at 100.00	N/R	1,092,685

5,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25	6/14 at 101.00	N/R	5,882,099

	SBC Metropolitan District, Colorado, General Obligation Bonds, Series 2005:
750	5.000%, 12/01/25 (WI, settling 8/01/05) - ACA Insured	12/15 at 100.00	A	763,598
720	5.000%, 12/01/29 (WI, settling 8/01/05) - ACA Insured	12/15 at 100.00	A	730,116
1,775	5.000%, 12/01/34 (WI, settling 8/01/05) - ACA Insured	12/15 at 100.00	A	1,794,898

2,000	Serenity Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 7.500%, 12/01/34	12/14 at 100.00	N/R	2,147,540

	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2004:
500	7.000%, 12/01/24	12/14 at 100.00	N/R	549,745
2,845	7.125%, 12/01/34	12/14 at 100.00	N/R	3,123,469

	Tallyn’s Reach Metropolitan District 2, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2004:
250	6.000%, 12/01/18	12/13 at 100.00	N/R	251,360
310	6.375%, 12/01/23	12/13 at 100.00	N/R	314,969

	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2004:
500	6.625%, 12/01/23	12/13 at 100.00	N/R	516,080
500	6.750%, 12/01/33	12/13 at 100.00	N/R	509,985

12,589	Tollgate Crossing Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 0.000%, 12/01/33	12/14 at 100.00	N/R	8,347,417
	Connecticut - 0.8%

8,500	Bridgeport, Connecticut, Senior Living Facility Revenue Bonds, 3030 Park Retirement Community, Series 2005, 7.250%, 4/01/35	4/15 at 101.00	N/R	8,845,355

600	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care, Series 1997B, 5.375%, 7/01/17	7/07 at 102.00	Ba1	597,102

1,500	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba2	1,808,925

1,455	Connecticut Development Authority, Health Facilities Revenue Refunding Bonds, Alzheimer’s Resource Center of Connecticut Inc., Series 1994A, 7.125%, 8/15/14	8/05 at 101.00	N/R	1,472,402

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
330	5.500%, 1/01/14 (Alternative Minimum Tax)	1/06 at 100.00	BBB	333,729
2,080	5.500%, 1/01/20 (Alternative Minimum Tax)	1/06 at 100.00	BBB	2,084,576
	Florida - 8.0%

2,700	Amelia National Community Development District, Nassau County, Florida, Capital Improvement Revenue Bonds, Series 2004, 6.300%, 5/01/35	5/14 at 101.00	N/R	2,857,977

2,800	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36	3/15 at 101.00	N/R	2,841,216

4,500	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.300%, 5/01/35 (WI, settling 8/04/05)	5/15 at 101.00	N/R	4,570,830

4,935	Bartram Springs Community Development District, Duval County, Florida, Special Assessment Bonds, Series 2003A, 6.650%, 5/01/34	5/13 at 102.00	N/R	5,414,485

250	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35	5/13 at 101.00	N/R	264,510

2,160	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36	5/15 at 101.00	N/R	2,247,134

2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	11/14 at 101.00	BBB-	2,284,400

2,000	Capital Trust Agency, Florida, Revenue Bonds, Seminole Tribe Convention Center, Series 2002A, 10.000%, 10/01/33 (a)	10/12 at 102.00	N/R	2,201,300

4,000	Capital Trust Agency, Florida, Revenue Bonds, Seminole Tribe Convention Center, Series 2003A, 8.950%, 10/01/33 (a)	10/12 at 102.00	N/R	4,372,800

1,595	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/15 at 101.00	N/R	1,646,917

1,195	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.900%, 5/01/34	5/14 at 101.00	N/R	1,242,955

2,000	Collier County, Florida, Gas Tax Revenue Refunding Bonds, Series 2003, 5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	2,189,220

2,100	Cutler Cay Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.300%, 5/01/34	5/14 at 101.00	N/R	2,247,420

2,875	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	12/05 at 102.00	N/R	2,937,991

1,500	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 11/01/36	5/15 at 101.00	N/R	1,518,750

4,935	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	5/15 at 101.00	N/R	5,084,234

1,000	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000A, 7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	1,122,710

4,000	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	4,490,840

2,000	Islands at Doral Southwest Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2003, 6.375%, 5/01/35	5/13 at 101.00	N/R	2,162,060

	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2004:
480	6.125%, 5/01/24	5/14 at 101.00	N/R	516,446
450	6.250%, 5/01/34	5/14 at 101.00	N/R	478,841

4,250	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/12 at 101.00	N/R	4,384,130

2,445	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	7/15 at 101.00	N/R	2,545,661

645	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	N/R	674,315

3,495	MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through Certificates, Class A, Series 2003I, 8.000%, 11/01/13	11/07 at 100.00	N/R	3,507,477

3,000	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25	7/15 at 100.00	N/R	2,981,220

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	12/05 at 101.00	BB+	1,016,700

310	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative Minimum Tax)	12/05 at 101.00	BB+	315,180

2,965	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004A, 6.250%, 5/01/34	5/14 at 101.00	N/R	3,155,027

3,070	Meadowwoods Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2004A, 6.050%, 5/01/35	5/14 at 101.00	N/R	3,138,860

2,200	Meadowwoods Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2004B, 5.250%, 5/01/11	No Opt. Call	N/R	2,214,674

400	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Series 2004A, 6.000%, 5/01/24	5/14 at 100.00	N/R	416,672

3,600	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004B, 6.500%, 5/01/37	5/14 at 100.00	N/R	3,830,400

1,770	Oak Creek Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2004, 5.800%, 5/01/35	5/15 at 102.00	N/R	1,832,145

3,000	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	3,129,600

3,750	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.450%, 5/01/36 (WI, settling 8/11/05)	5/15 at 101.00	N/R	3,750,000

4,000	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	5/12 at 101.00	N/R	4,103,920

1,000	Principal One Community Development District, Jacksonville, Florida, Special Assessment Bonds, Series 2005, 5.650%, 5/01/35	5/15 at 101.00	N/R	1,009,130

2,500	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2002A, 7.375%, 5/01/33	5/12 at 101.00	N/R	2,803,325

2,000	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/36	No Opt. Call	N/R	2,062,640

9,250	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36	5/12 at 101.00	N/R	9,774,845

10,000	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	5/15 at 101.00	N/R	9,976,200

1,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	N/R	1,059,380

2,200	South Kendall Community Development District, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/14 at 101.00	N/R	2,293,368

	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004:
485	6.000%, 5/01/24	5/14 at 101.00	N/R	513,397
500	6.125%, 5/01/34	5/14 at 101.00	N/R	528,520

3,640	Terracina Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/14 at 101.00	N/R	3,779,230

1,655	Valencia Acres Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/35	5/15 at 101.00	N/R	1,711,733

4,000	Westport Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005A, 5.700%, 5/01/35	5/13 at 100.00	N/R	4,062,960

	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004:
3,380	5.000%, 10/01/17 - FSA Insured	10/14 at 100.00	AAA	3,671,018
3,550	5.000%, 10/01/18 - FSA Insured	10/14 at 100.00	AAA	3,838,544
3,675	5.000%, 10/01/19 - FSA Insured	10/14 at 100.00	AAA	3,961,981

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
1,150	6.000%, 5/01/23	5/13 at 101.00	N/R	1,211,870
3,750	6.125%, 5/01/35	5/13 at 101.00	N/R	3,942,938
	Georgia - 1.5%

	Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001:
1,650	7.750%, 12/01/14	12/11 at 101.00	N/R	1,802,345
1,400	7.900%, 12/01/24	12/11 at 101.00	N/R	1,524,012

1,000	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax) (WI, settling 8/02/05)	No Opt. Call	N/R	1,004,650

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
1,250	5.400%, 1/01/20 (WI, settling 8/02/05)	7/15 at 100.00	N/R	1,250,225
2,000	5.600%, 1/01/30 (WI, settling 8/02/05)	7/15 at 100.00	N/R	2,007,300

2,820	Augusta, Georgia, Airport Revenue Bonds, Series 2005A, 5.150%, 1/01/35	1/15 at 100.00	Baa3	2,864,923

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
250	5.350%, 12/01/14	12/08 at 102.00	BB+	247,900
370	5.250%, 12/01/22	12/08 at 102.00	BB+	342,983

145	Brunswick and Glynn County Development Authority, Georgia, Revenue Refunding Bonds, Georgia Pacific Corporation, Series 1998, 5.550%, 3/01/26 (Alternative Minimum Tax)	3/08 at 102.00	Ba3	145,020

2,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/26	1/14 at 100.00	BBB+	2,047,540

700	DeKalb County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, General Motors Corporation Projects, Series 2002, 6.000%, 3/15/21	12/12 at 101.00	Baa3	698,957

2,830	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (a)	7/08 at 102.00	BB+	2,829,349

10	Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31	6/11 at 101.00	BB+	10,617

1,480	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s Terrace, Series 2003, 7.625%, 12/01/33	12/13 at 102.00	N/R	1,637,309

900	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Canterbury Court, Series 2004A, 6.125%, 2/15/34	2/09 at 100.00	N/R	922,086

8,060	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Alternative Minimum Tax)	9/15 at 100.00	BBB	8,072,171

1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds, International Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)	11/13 at 100.00	BBB	1,043,260
	Idaho - 0.2%

3,605	Power County Industrial Development Corporation, Idaho, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 1999, 6.450%, 8/01/32 (Alternative Minimum Tax)	8/09 at 102.00	BBB-	3,757,960
	Illinois - 4.5%

4,088	Bolingbrook, Will and DuPage Counties, Illinois, Wastewater Facilities Revenue Bonds, Crossroads Treatment LLC, Series 2005, 6.600%, 1/01/35	1/15 at 102.00	N/R	4,134,915

8,250	Caseyville, Illinois, Tax Increment Revenue Bonds, Forest Lakes Project, Series 2004, 7.000%, 12/30/22	12/14 at 100.00	N/R	8,288,775

1,465	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series 1998, 7.000%, 1/01/14	1/09 at 100.00	N/R	1,496,703

1,000	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation, Series 2002A, 6.125%, 12/01/22	12/12 at 100.00	BBB	1,066,110

790	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	6/12 at 100.00	Ba1	906,067

10,750	Illinois Finance Authority, Revenue Bonds, Rogers Park Montessori School, Series 2004, 7.125%, 11/01/34	11/14 at 102.00	N/R	10,814,393

3,000	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.625%, 2/15/37	2/15 at 100.00	N/R	3,040,800

	Illinois Health Facilities Authority, Revenue Bonds, Holy Cross Hospital, Series 1994:
3,145	6.700%, 3/01/14	3/06 at 100.00	B2	3,159,310
2,750	6.750%, 3/01/24	3/06 at 100.00	B2	2,758,388

	Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians Group Ltd., Series 1998:
55	5.375%, 11/15/08	No Opt. Call	BB+	55,191
1,750	5.500%, 11/15/19	11/08 at 102.00	BB+	1,619,783

2,510	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A, 5.750%, 8/15/27	8/07 at 101.00	BBB-	2,510,602

2,600	Illinois Health Facilities Authority, Revenue Bonds, Smith Crossing, Series 2003A, 7.000%, 11/15/32	No Opt. Call	N/R	2,712,450

	Illinois Health Facilities Authority, Revenue Refunding Bonds, Proctor Community Hospital, Series 1991:
290	7.500%, 1/01/11	1/06 at 100.00	BB+	290,258
1,025	7.375%, 1/01/23	1/06 at 100.00	BB+	1,025,635

1,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34	5/12 at 101.00	Baa2	1,030,080

300	Libertyville, Illinois, Affordable Housing Revenue Bonds, Liberty Towers Project, Series 1999A, 7.000%, 11/01/29 (Alternative Minimum Tax)	11/09 at 100.00	A3	312,393

3,495	Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33	3/13 at 102.00	N/R	3,663,948

2,925	Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Unit 2 Project, Series 2004, 6.375%, 3/01/34	3/14 at 103.00	N/R	3,020,267

	North Chicago, Illinois, General Obligation Bonds, Series 2005A:
2,355	5.000%, 11/01/20 - FGIC Insured	11/15 at 100.00	AAA	2,527,786
1,060	5.000%, 11/01/22 - FGIC Insured	11/15 at 100.00	AAA	1,131,370

6,000	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 - Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R	5,988,060

2,060	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34	3/14 at 102.00	N/R	2,099,078

3,315	Plano Special Service Area 3, Illionis, Special Tax Bonds, Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35	3/15 at 102.00	N/R	3,338,039

	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C:
	7.250%, 10/15/09 (Alternative Minimum Tax)	No Opt. Call	N/R	2
	7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	196

2,100	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Area 1, Series 2003, 6.700%, 3/01/33	3/13 at 102.00	N/R	2,212,896

3,570	Round Lake Village, Lake County, Illinois, Lakewood Grove Special Service Area 3 Special Tax Bonds, Series 2003, 6.750%, 3/01/33	3/13 at 102.00	N/R	3,774,847

3,695	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/15 at 102.00	N/R	3,660,452

3,180	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 - Woods Creek, Series 2004, 6.750%, 3/01/34	3/14 at 102.00	N/R	3,376,238

4,000	Yorkville, Illinois, Special Service Area 2004-104 Assessment Bonds, MPI Grande Reserve Project, Series 2004, 6.375%, 3/01/34	3/14 at 102.00	N/R	4,111,320
	Indiana - 0.8%

3,000	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/14	7/12 at 103.00	N/R	3,027,060

500	East Chicago, Indiana, Exempt Facilities Revenue Bonds, Inland Steel Company Project 14, Series 1996, 6.700%, 11/01/12 (Alternative Minimum Tax)	No Opt. Call	N/R	544,640

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of Northwest Indiana, Series 2004A, 6.000%, 3/01/34	3/14 at 101.00	BBB-	2,130,340

285	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax)	12/07 at 102.00	Ba3	285,248

75	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax)	4/09 at 102.00	Ba3	74,993

75	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax)	4/10 at 101.00	Ba3	78,923

890	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light Company, Series 1991, 5.750%, 8/01/21	8/11 at 102.00	Baa2	933,468

1,750	Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company, Series 1996, 6.375%, 11/01/29 (Alternative Minimum Tax)	8/11 at 102.00	Baa3	1,871,993

750	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light Company, Series 1995A, 6.625%, 12/01/24 - ACA Insured	No Opt. Call	A	766,830

5,650	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc., Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)	11/10 at 102.00	N/R	6,168,388

	Iowa - 0.0%

680	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Waldorf College, Series 1999, 7.375%, 10/01/19	10/10 at 102.00	N/R	683,835
	Kansas - 1.2%

3,200	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2001A, 7.375%, 1/01/32	1/11 at 101.00	N/R	3,509,376

5,245	Wyandotte County-Kansas City Unified Government, Kansas, Pollution Control Revenue Bonds, General Motors Corporation, Series 2002, 6.000%, 6/01/25	3/12 at 101.00	Baa3	5,298,709

	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopement Project Area B, Series 2005:
4,000	4.750%, 12/01/16 (WI, settling 8/03/05)	12/15 at 100.00	N/R	3,948,040
10,000	5.000%, 12/01/20 (WI, settling 8/03/05)	12/15 at 100.00	N/R	10,029,995
	Kentucky - 0.6%

	Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, Delta Air Lines Project, Series 1992A:
2,875	7.500%, 2/01/20 (Alternative Minimum Tax)	No Opt. Call	Ca	2,678,465
130	7.125%, 2/01/21 (Alternative Minimum Tax)	8/05 at 100.00	Ca	116,602

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
500	5.800%, 10/01/12	4/08 at 102.00	BB-	502,795
1,000	5.850%, 10/01/17	4/08 at 102.00	BB-	993,040
6,320	5.875%, 10/01/22	4/08 at 102.00	BB-	6,202,258
	Louisiana - 3.0%

2,730	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2004, 5.500%, 5/01/16	11/05 at 100.00	N/R	2,685,201

15,000	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005A, 5.900%, 5/01/17	5/06 at 100.00	N/R	15,012,150

1,770	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005B, 5.900%, 5/01/17	5/06 at 100.00	N/R	1,771,434

505	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)	3/08 at 102.00	Ba3	507,727

13,000	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax)	No Opt. Call	B	15,840,890

3,400	Morehouse Parish, Louisiana, Pollution Control Revenue Refunding Bonds, International Paper Company, Series 2001A, 5.250%, 11/15/13	No Opt. Call	BBB	3,621,408

	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue Bonds, White Oaks Project, Series 2004A:
880	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	919,424
800	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	834,000

5,415	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project, Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)	No Opt. Call	N/R	5,425,559

8,335	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB	8,829,766

145	West Feliciana Parish, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company, Series 1985C, 7.000%, 11/01/15	11/05 at 100.00	BBB-	146,710
	Maine - 0.2%

1,375	Bucksport, Maine, Solid Waste Revenue Bonds, International Paper Company, Series 2004A, 4.000%, 3/01/14	No Opt. Call	BBB	1,328,429

2,000	Jay, Maine, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2004A, 4.900%, 11/01/17 (Alternative Minimum Tax)	11/14 at 100.00	BBB	2,031,100

145	Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds, Bowater Inc. - Great Northern Paper Project, Series 1992, 7.750%, 10/01/22 (Alternative Minimum Tax)	No Opt. Call	BB	145,782
	Maryland - 1.5%

3,320	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	9/05 at 102.00	N/R	3,388,658

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 2001A:
25	6.750%, 4/01/20	4/09 at 100.00	N/R	21,583
300	6.750%, 4/01/23	4/11 at 101.00	N/R	256,503

420	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High School, Series 2005A, 5.500%, 5/01/20	5/15 at 100.00	N/R	425,179

60	Prince George’s County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 1994A, 5.625%, 4/01/09	4/06 at 100.00	N/R	51,579

10	Prince George’s County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 1994B, 8.000%, 4/01/16 (Optional put 4/01/06)	No Opt. Call	N/R	9,708

	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
45	5.100%, 7/01/06	No Opt. Call	B3	44,118
2,150	5.200%, 7/01/07	7/06 at 100.00	B3	2,069,139
2,230	5.300%, 7/01/08	7/06 at 100.00	B3	2,112,591
5,350	5.375%, 7/01/14	1/06 at 101.00	B3	4,806,172
18,020	5.300%, 7/01/24	1/06 at 101.00	B3	14,964,709
	Massachusetts - 2.2%

12,705	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	Ba3	12,809,689

4,250	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	N/R	4,252,210

870	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)	12/08 at 102.00	BBB	882,850

1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)	12/09 at 102.00	BBB	1,085,720

1,160	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	1,286,185

270	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 1999A, 5.700%, 7/01/15	1/09 at 101.00	BBB	280,390

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B:
160	6.500%, 7/01/12	No Opt. Call	BBB	177,242
165	6.250%, 7/01/22	7/12 at 101.00	BBB	178,459

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004B:
2,425	6.250%, 7/01/24	7/14 at 100.00	BB-	2,577,242
5,650	6.375%, 7/01/34	7/14 at 100.00	BB-	5,988,492

870	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004A, 6.375%, 7/01/34	7/14 at 100.00	BB-	922,122

10,070	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2004B, 5.000%, 12/01/18 - AMBAC Insured	12/14 at 100.00	AAA	10,868,148
	Michigan - 5.3%

500	Allegan Hospital Finance Authority, Michigan, Revenue Bonds, Allegan General Hospital, Series 1999, 7.000%, 11/15/21	11/09 at 101.00	N/R	532,620

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30 (WI, settling 8/09/05)	11/15 at 100.00	BBB-	1,045,496

1,280	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29	4/09 at 100.00	N/R	1,284,941

915	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29	4/09 at 100.00	N/R	947,775

5,355	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/09 at 101.00	BB-	5,032,094

	Gaylord St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A: Hospital Finance Authority, Michigan, Revenue Bonds, Otsego Memorial Hospital, Series 2004:
1,000	6.200%, 1/01/25	1/15 at 100.00	N/R	1,026,620
1,500	6.500%, 1/01/37	1/15 at 100.00	N/R	1,548,720

3,500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 6.250%, 7/01/40	7/15 at 100.00	BBB	3,870,825

	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and Sciences Charter School, Series 2001A:
1,900	7.500%, 10/01/12	10/09 at 102.00	Ba1	2,017,002
2,900	7.900%, 10/01/21	10/09 at 102.00	Ba1	3,118,399
6,550	8.000%, 10/01/31	10/09 at 102.00	Ba1	7,044,460

	Michigan Municipal Bond Authority, Revenue Bonds, YMCA Service Learning Academy Charter School, Series 2001:
1,300	7.250%, 10/01/11	10/09 at 102.00	Ba1	1,373,190
750	7.625%, 10/01/21	10/09 at 102.00	Ba1	801,863

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Pontiac Osteopathic Hospital, Series 1994A:
1,500	6.000%, 2/01/14	2/06 at 100.00	BBB-	1,502,280
1,840	6.000%, 2/01/24	2/06 at 100.00	BBB-	1,843,073

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A:
40	6.375%, 8/15/09	8/05 at 100.00	BB-	40,002
2,185	6.250%, 8/15/13	8/05 at 100.00	BB-	2,185,437
8,110	6.500%, 8/15/18	8/05 at 100.00	BB-	8,112,028

16,910	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B, 5.500%, 8/15/23	8/05 at 101.00	BB-	15,878,997

	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005:
1,000	5.250%, 11/15/25	5/15 at 100.00	N/R	1,002,650
8,700	5.500%, 11/15/35	5/15 at 100.00	N/R	8,817,624

4,175	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 1995, 6.500%, 1/01/25 (Pre-refunded to 1/01/06)	1/06 at 102.00	N/R***	4,322,378

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital, Series 1995:
790	6.625%, 1/01/16	1/06 at 102.00	Ba3	798,271
380	6.700%, 1/01/26	1/06 at 102.00	Ba3	384,613

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 1997:
285	6.375%, 1/01/15 (Pre-refunded to 1/01/07)	1/07 at 102.00	N/R***	303,853
535	6.375%, 1/01/25 (Pre-refunded to 1/01/07)	1/07 at 102.00	N/R***	570,390

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A:
210	5.125%, 8/15/18	8/08 at 101.00	BB-	192,641
815	5.250%, 8/15/23	8/08 at 101.00	BB-	743,133
3,420	5.250%, 8/15/28	8/08 at 101.00	BB-	3,078,239

500	Michigan Job Development Authority, Pollution Control Revenue Bonds, General Motors Corporation, Series 1984, 5.550%, 4/01/09	No Opt. Call	Baa3	500,520

150	Midland County Economic Development Corporation, Michigan, Subordinated Pollution Control Limited Obligation Revenue Refunding Bonds, Midland Cogeneration Project, Series 2000A, 6.875%, 7/23/09 (Alternative Minimum Tax)	7/07 at 101.00	BB+	157,767

2,745	Nataki Talibah Schoolhouse, Wayne County, Michigan, Certificates of Participation, Series 2000, 8.250%, 6/01/30	6/10 at 102.00	N/R	2,932,648

	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated Group, Series 1993:
7,795	6.000%, 8/01/13	8/05 at 100.00	BB	7,796,793
4,460	6.000%, 8/01/18	8/05 at 100.00	BB	4,330,838
4,210	6.000%, 8/01/23	8/05 at 100.00	BB	3,975,714

500	Wayne County, Michigan, Special Airport Facilities Revenue Refunding Bonds, Northwest Airlines Inc., Series 1995, 6.750%, 12/01/15	12/05 at 102.00	N/R	392,595
	Minnesota - 1.0%

3,250	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, St. Luke’s Hospital, Series 2002, 7.250%, 6/15/32	6/12 at 101.00	BB	3,424,688

1,100	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2005, 5.000%, 4/01/31 (WI, settling 8/18/05)	4/12 at 101.00	BBB	1,097,239

1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,348,784

130	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 1993B, 6.625%, 11/01/17	11/05 at 100.00	BB+	130,411

565	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Facility Revenue Refunding Bonds, HealthEast Inc., Series 1993A, 6.625%, 11/01/17	11/05 at 100.00	BB+	566,859

1,600	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Achieve Charter School, Series 2003A, 7.000%, 12/01/32	12/11 at 102.00	N/R	1,649,136

1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,119,745

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2004A:
500	6.625%, 12/01/23	6/14 at 102.00	N/R	510,995
2,120	6.875%, 12/01/33	6/14 at 102.00	N/R	2,167,679

1,400	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A, 5.875%, 5/01/30	5/15 at 100.00	BB	1,420,090

1,700	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R	1,727,404

3,000	South St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Facility Revenue Refunding Bonds, HealthEast Inc., Series 1994, 6.750%, 11/01/09	11/05 at 101.00	BB+	3,062,010
	Mississippi - 0.1%

1,460	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34	11/19 at 101.00	N/R	1,491,251

1,000	Perry County, Mississippi, Pollution Control Revenue Refunding Bonds, Leaf River Forest Project, Series 1999, 5.200%, 10/01/12	3/12 at 100.00	Ba3***	1,087,700
	Missouri - 0.7%

2,380	Kansas City Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds, Pickwick Apartments Project, Series 2004, 8.000%, 2/01/34 (Alternative Minimum Tax)	2/14 at 102.00	N/R	2,419,651

4,500	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax)	9/14 at 100.00	AAA	4,836,915

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
500	5.100%, 11/01/19	11/14 at 100.00	N/R	494,620
1,000	5.375%, 11/01/24	11/14 at 100.00	N/R	993,390

1,000	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23 (WI, settling 8/04/05)	11/14 at 100.00	N/R	991,300

3,800	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Kiel Center Multipurpose Arena, Series 1992, 7.875%, 12/01/24 (Alternative Minimum Tax)	12/05 at 100.00	N/R	3,873,340
	Montana - 2.2%

9,810	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company Project, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	7/10 at 101.00	B1	10,281,665

31,515	Montana Board of Investment, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series 1993, 7.000%, 12/31/19 (Alternative Minimum Tax)	No Opt. Call	N/R	31,264,456
	National - 1.5%

4,000	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4, 5.750%, 12/31/45 (Mandatory put 4/30/15)	No Opt. Call	A3	4,260,440

14,000	GMAC Municipal Mortgage Trust, Series B-1, 5.600%, 10/31/39 (Alternative Minimum Tax) (Mandatory put 10/31/19)	No Opt. Call	Baa1	14,496,720

8,000	GMAC Municipal Mortgage Trust, Series C-1, 5.700%, 10/31/40 (Alternative Minimum Tax)	4/15 at 100.00	Baa2	8,074,800

1,598	MMA Financial Mutlifamily Securitization Trust, Class B Certificates, Series 2005B, 9.000%, 7/01/10 (Alternative Minimum Tax) (Mandatory put 7/01/10)	No Opt. Call	N/R	1,598,575

604	MMA Financial Multifamily Securitization Trust, Class B Certificates, Series 2005A, 9.000%, 12/01/09 (Alternative Minimum Tax) (Mandatory put 12/01/09)	No Opt. Call	N/R	604,278
	Nevada - 3.6%

1,300	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District 142, Series 2003, 6.375%, 8/01/23	8/05 at 103.00	N/R	1,346,189

4,930	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)	No Opt. Call	B-	4,929,704

6,485	Clark County, Nevada, Industrial Development Revenue Refunding Bonds, Nevada Power Company, Series 1995B, 5.900%, 10/01/30 (Alternative Minimum Tax)	No Opt. Call	B-	6,485,713

7,170	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series 1995C, 5.500%, 10/01/30	No Opt. Call	B-	7,169,283

14,675	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)	No Opt. Call	B-	14,676,614

4,500	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 2004B, 5.000%, 12/01/33 (Alternative Minimum Tax) - FGIC Insured	12/14 at 100.00	AAA	4,643,775

575	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company, Series 1995D, 5.450%, 10/01/23	No Opt. Call	B-	568,100

10,200	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40	1/10 at 102.00	N/R	10,692,762

3,700	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Ventanas Retirement Community, Series 2004B, 6.750%, 11/15/23	11/14 at 100.00	N/R	3,900,466

8,200	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Ventanas Retirement Community, Series 2004A, 7.000%, 11/15/34	11/14 at 100.00	N/R	8,674,944

3,200	Las Vegas, Nevada, Local Improvement Bonds, District 607, Series 2004, 6.250%, 6/01/24	12/16 at 100.00	N/R	3,305,472

1,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 - ACA Insured	10/12 at 101.00	A	1,122,600

445	North Las Vegas, Nevada, Local Improvement Bonds, Aliante Special Improvement District 60, Series 2003, 6.400%, 12/01/22	12/05 at 103.00	N/R	461,082
	New Hampshire - 0.2%

1,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Exeter Hospital, Series 2001A, 5.750%, 10/01/31	10/11 at 101.00	A+	1,602,585

540	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, Littleton Hospital Association, Series 1998A, 5.450%, 5/01/08	No Opt. Call	BB	548,969

1,000	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, Littleton Hospital Association, Series 1998B, 5.800%, 5/01/18	5/08 at 102.00	BB	1,041,980
	New Jersey - 2.5%

1,000	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	11/08 at 101.00	N/R	1,019,490

2,155	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	4/06 at 102.00	Ba3	2,233,420

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
4,910	6.250%, 9/15/19 (Alternative Minimum Tax)	9/09 at 101.00	B	4,589,524
11,035	6.250%, 9/15/29 (Alternative Minimum Tax)	9/09 at 101.00	B	10,106,184

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000:
1,500	7.200%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	1,505,400
1,285	7.000%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	1,270,261

2,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)	6/13 at 101.00	B	2,216,980

7,910	New Jersey Economic Development Authority, School Facility Construction Bonds, Series 2005K, 5.250%, 12/15/17 - FGIC Insured	12/15 at 100.00	AAA	8,817,435

4,490	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/42	6/12 at 100.00	BBB	4,854,723

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
1,600	6.375%, 6/01/32	6/13 at 100.00	BBB	1,863,376
2,450	6.750%, 6/01/39	6/13 at 100.00	BBB	2,895,557
3,015	7.000%, 6/01/41	6/13 at 100.00	BBB	3,648,783
1,255	6.250%, 6/01/43	6/13 at 100.00	BBB	1,451,094
	New Mexico - 0.2%

	Cabezon Public Improvement District, Rio Rancho, New Mexico, Special Levy Revenue Bonds, Series 2005:
1,505	6.000%, 9/01/24	9/15 at 102.00	N/R	1,515,836
1,490	6.300%, 9/01/34	9/15 at 102.00	N/R	1,500,549
	New York - 3.7%

170	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	B2	169,150

595	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001A, 6.375%, 7/01/31	7/12 at 100.00	B2	592,049

	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, 7 World Trade Center, Series 2005A:
10,500	6.250%, 3/01/15	3/09 at 103.00	N/R	11,184,180
17,000	6.500%, 3/01/35	3/09 at 103.00	N/R	18,080,520

5,000	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, 7 World Trade Center, Series 2005B, 6.750%, 3/01/15 (WI, settling 10/03/05)	3/09 at 103.00	N/R	5,395,800

1,650	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1990, 5.400%, 7/01/20 (Alternative Minimum Tax)	8/07 at 102.00	CCC	1,224,696

1,700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax) Dormitory Authority of the State of New York, Revenue Bonds, Nyack Hospital, Series 1996:	8/06 at 100.00	CCC	1,449,284
445	6.000%, 7/01/06	7/06 at 102.00	B2	448,351
3,050	6.250%, 7/01/13	7/06 at 102.00	B2	3,011,692

	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series 2000C:
4,000	5.000%, 7/01/13	7/08 at 100.00	Ba1	4,049,680
2,625	5.500%, 7/01/26	7/08 at 100.00	Ba1	2,672,644

4,170	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group, Series 2000A, 5.500%, 7/01/26 (WI, settling 8/03/05)	7/08 at 100.00	Ba1	4,245,686

500	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999, 6.125%, 7/01/21 - RAAI Insured Z	7/09 at 101.00	AA	549,840

1,250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Alternative Minimum Tax) (Mandatory put 11/15/12)	11/11 at 101.00	Baa3	1,348,413

1,850	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Alternative Minimum Tax) (Mandatory put 11/15/13)	11/11 at 101.00	Baa3	1,991,433

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Alternative Minimum Tax) (Mandatory put 11/15/14)	11/11 at 101.00	Baa3	1,634,685

1,070	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)	11/11 at 101.00	Baa3	1,151,802

2,500	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19 (Alternative Minimum Tax)	10/06 at 102.00	N/R	2,635,575

100	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	100,759

5,000	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2005, 5.125%, 6/01/45	6/15 at 100.00	BBB	5,015,000

500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. Joseph’s Hospital - Yonkers Project, Series 1998A, 6.150%, 3/01/15	3/08 at 102.00	N/R	459,280

	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. Joseph’s Hospital - Yonkers Project, Series 1998C:
750	6.150%, 3/01/15	3/08 at 102.00	N/R	688,920
800	6.200%, 3/01/20	3/08 at 102.00	N/R	715,416
	North Carolina - 0.3%

5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/12 at 106.00	N/R	5,616,765
	North Dakota - 0.3%

	Fort Yates Public School District 4 Building Authority, North Dakota, Lease Revenue Bonds, Series 2005:
1,705	5.000%, 7/15/20 – ACA Insured	7/15 at 100.00	A	1,770,711
2,410	5.000%, 7/15/24 – ACA Insured	7/15 at 100.00	A	2,465,984

465	Oakes, North Dakota, Industrial Development Revenue Bonds, Omniquip International Inc. Project, Series 1999, 5.800%, 2/01/14 (Alternative Minimum Tax)	2/08 at 100.00	N/R	478,862
	Ohio - 3.4%

	Belmont County, Ohio, Revenue Bonds, Ohio Valley Health Services and Education Corporation, Series 1998:
500	5.700%, 1/01/13	1/08 at 102.00	B	479,260
1,270	5.800%, 1/01/18	1/08 at 102.00	B	1,171,537

1,875	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program - Garfield Heights Project, Series 2004D, 5.250%, 5/15/23	5/14 at 102.00	N/R	1,887,131

7,000	Coshocton County, Ohio, Environmental Revenue Bonds, Smurfit-Stone Container Corporation, Series 2005, 5.125%, 8/01/13	No Opt. Call	B	6,917,330

1,030	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18	2/08 at 102.00	AAA	1,099,278

1,465	Lake Local School District, Stark County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/20 - FSA Insured	6/15 at 100.00	AAA	1,577,556

1,350	Moraine, Ohio, Solid Waste Disposal Revenue Bonds, General Motors Corporation, Series 1994, 6.750%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,411,776

2,500	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2000, 6.150%, 6/01/30 (Alternative Minimum Tax)	6/10 at 101.00	Baa3	2,476,500

7,000	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35 (Alternative Minimum Tax)	4/15 at 100.00	Baa3	6,683,670

5,000	Ohio, Pollution Control Revenue Bonds, General Motors Corporation, Series 2002, 5.625%, 3/01/15	No Opt. Call	Baa3	4,866,250

2,655	Ohio, Solid Waste Revenue Bonds, General Motors Corporation, Series 2002, 6.300%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	Baa3	2,720,021

4,300	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	9/08 at 102.00	N/R	4,348,074

2,400	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)	9/09 at 102.00	N/R	2,496,816

11,000	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2004A, 7.250%, 8/01/34 (Alternative Minimum Tax)	8/12 at 106.00	N/R	11,190,850

8,900	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, Liberty Waste Transportation LLC, Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax)	8/12 at 106.00	N/R	9,084,675

2,500	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/14 at 102.00	N/R	2,531,675

1,025	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B, 4.500%, 12/01/15	No Opt. Call	A+	1,055,473

1,275	Trumbull County, Ohio, Sewerage Disposal Revenue Bonds, General Motors Corporation, Series 1994, 6.750%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,321,984
	Oklahoma - 1.5%

1,560	Durant Community Facilities Authority, Bryan County, Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.500%, 11/01/19 - XLCA Insured	11/14 at 100.00	AAA	1,738,792

	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System, Series 1999A:
1,250	5.125%, 8/15/10 (Pre-refunded to 8/15/09)	8/09 at 101.00	AAA	1,341,775
1,000	5.750%, 8/15/12 (Pre-refunded to 8/15/09)	8/09 at 101.00	AAA	1,096,850
815	5.750%, 8/15/13 (Pre-refunded to 8/15/09)	8/09 at 101.00	AAA	893,933
1,000	5.750%, 8/15/15 (Pre-refunded to 8/15/09)	8/09 at 101.00	AAA	1,096,850
1,730	5.625%, 8/15/19 (Pre-refunded to 8/15/09)	8/09 at 101.00	AAA	1,889,437
6,020	5.625%, 8/15/29 (Pre-refunded to 8/15/09)	8/09 at 101.00	AAA	6,574,803

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
1,100	5.250%, 5/15/16	5/14 at 100.00	Baa1	1,149,379
610	5.000%, 5/15/18	5/14 at 100.00	Baa1	623,499
450	5.000%, 5/15/19	5/14 at 100.00	Baa1	458,987

165	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1992, 7.350%, 12/01/11	No Opt. Call	B-	165,008

5,395	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995, 6.250%, 6/01/20	12/05 at 102.00	B-	5,072,379

25	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2000B, 6.000%, 6/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)	6/09 at 100.00	B-	24,358

1,255	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001B, 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)	12/08 at 100.00	B-	1,211,313

5,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)	No Opt. Call	B-	5,263,750
	Oregon - 0.0%

30	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995CLVII, 6.350%, 8/01/25 (Alternative Minimum Tax) (b)	2/06 at 100.00	BB+	30,074

645	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A, 5.350%, 10/01/31	8/05 at 100.00	N/R	426,442

	Pennsylvania - 5.8%

2,335	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.000%, 4/01/25	4/15 at 100.00	Baa2	2,382,050

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2000B:
385	9.250%, 11/15/15	11/10 at 102.00	B1	465,188
3,250	9.250%, 11/15/22	11/10 at 102.00	B1	3,921,320
7,635	9.250%, 11/15/30	11/10 at 102.00	B1	9,176,888

1,000	Allegheny County Redevelopment Authority, Pennsylvania, Redevelopment Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	No Opt. Call	N/R	1,043,390

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
2,875	5.125%, 10/15/15	No Opt. Call	N/R	2,844,410
4,925	5.500%, 10/15/25	10/15 at 102.00	N/R	4,792,813
12,180	5.750%, 10/15/37	10/15 at 102.00	N/R	11,890,969

1,500	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25	1/13 at 101.00	N/R	1,647,615

	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A:
7,000	6.100%, 7/01/13	1/08 at 102.00	BB+	7,385,840
100	6.200%, 7/01/19	1/08 at 102.00	BB+	104,196

500	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	503,900

2,360	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)	10/05 at 101.00	BB-	2,360,590

530	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29	2/13 at 102.00	N/R	548,831

2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)	4/09 at 102.00	N/R	2,152,140

750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	11/08 at 102.00	N/R	799,778

1,250	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2001A, 6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B+	1,345,250

7,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2002A, 6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B+	7,533,960

3,300	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B+	3,551,460

12,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2004A, 6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B+	12,914,400

	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A:
1,400	6.400%, 1/01/09 (Alternative Minimum Tax)	1/06 at 100.00	BBB-	1,411,620
1,000	6.500%, 1/01/13 (Alternative Minimum Tax)	1/06 at 100.00	BBB-	1,015,200
1,500	6.600%, 1/01/19 (Alternative Minimum Tax)	1/06 at 100.00	BB	1,522,035

2,000	Pennsylvania Economic Development Financing Authority, Subordinate Resource Recovery Revenue Bonds, Colver Project, Series 2005G, 5.125%, 12/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	2,017,440

	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
580	5.250%, 6/01/09	6/08 at 100.00	BB+	574,681
2,000	5.250%, 6/01/14	6/08 at 100.00	BB+	1,972,080

1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage, Series 2002, 5.800%, 6/01/23 (Alternative Minimum Tax) - ACA Insured	6/12 at 102.00	A	1,077,580

255	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny General Hospital, Series 1991A, 7.125%, 9/01/07	No Opt. Call	B1	255,400

5,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/13 at 102.00	BBB-	5,485,586

	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
3,315	5.000%, 9/01/15 - FSA Insured	9/14 at 100.00	AAA	3,551,824
3,005	5.000%, 9/01/16 - FSA Insured	9/14 at 100.00	AAA	3,209,550

4,120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/15 - AMBAC Insured	8/14 at 100.00	AAA	4,445,810

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa2	996,500

3,900	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Museum Towers, Series 2000, 8.250%, 12/01/26	No Opt. Call	N/R	4,029,675
	Puerto Rico - 0.5%

60,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005B, 0.000%, 5/15/55 (WI, settling 8/09/05)	5/15 at 7.38	N/R	2,028,600

6,500	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.375%, 7/01/16 - XLCA Insured	No Opt. Call	AAA	7,379,970
	Rhode Island - 0.9%

	Central Falls Detention Facility Corporation, Rhode Island, Detention Facility Revenue Bonds, Series 2005:
1,180	6.750%, 1/15/13	No Opt. Call	N/R	1,180,024
10,500	7.250%, 7/15/35	7/15 at 103.00	N/R	10,799,460

3,025	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Program Bonds Issue 50A, Series 2005, 4.650%, 10/01/34	10/14 at 100.00	AA+	3,020,977

1,500	Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%, 5/01/22	5/12 at 102.00	N/R	1,595,025
	South Carolina - 1.1%

500	Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	BBB	541,230

	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A:
20	6.125%, 8/01/23	8/13 at 100.00	Baa1	21,960
720	6.250%, 8/01/31	8/13 at 100.00	Baa1	794,196

	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C:
25	6.000%, 8/01/20	8/13 at 100.00	BBB+	27,348
2,000	6.875%, 8/01/27	8/13 at 100.00	BBB+	2,296,060
260	6.375%, 8/01/34	8/13 at 100.00	BBB+	288,486

	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
1,575	6.000%, 5/15/22	5/11 at 101.00	BBB	1,679,391
8,370	6.375%, 5/15/28	5/11 at 101.00	BBB	9,002,688
5,500	6.375%, 5/15/30	No Opt. Call	BBB	6,447,210
	Tennessee - 1.2%

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002:
2,150	6.375%, 4/15/22	4/12 at 101.00	Baa3	2,288,245
15,080	6.500%, 4/15/31	4/12 at 101.00	Baa3	16,082,820

3,550	McMinn County Industrial Development Board, Tennessee, Pollution Control Facilities Revenue Bonds, Bowater Inc. - Calhoun Newsprint Company Project, Series 1991, 7.625%, 3/01/16 (Alternative Minimum Tax)	9/05 at 100.00	BB	3,557,171

500	McMinn County Industrial Development Board, Tennessee, Solid Waste Recycling Facilities Revenue Bonds, Bowater Inc. - Calhoun Newsprint Company Project, Series 1992, 7.400%, 12/01/22 (Alternative Minimum Tax)	12/05 at 100.00	BB	502,710
	Texas - 5.1%

1,500	Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears Methodist Retirement System, Series 2003A, 7.000%, 11/15/33	11/13 at 101.00	N/R	1,630,485

3,415	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)	12/05 at 100.00	CCC	3,070,427

4,240	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11) (a)	No Opt. Call	Baa2	4,533,493

1,500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Alternative Minimum Tax) (Mandatory put 4/01/13) (a)	No Opt. Call	Baa2	1,715,760

1,550	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (a)	4/13 at 101.00	Baa2	1,840,455

200	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax) (a)	4/13 at 101.00	Baa2	237,478

715	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (a)	10/13 at 101.00	Baa2	799,241

195	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A, 5.375%, 4/01/19	4/09 at 101.00	BBB-	202,931

500	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B, 7.750%, 12/01/18	12/08 at 102.00	BBB-	555,790

1,780	Cass County Industrial Development Corporation, Texas, Environmental Improvement Revenue Bonds, International Paper Company, Series 2005, 4.800%, 3/01/25	3/15 at 100.00	BBB	1,787,405

7,325	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1992, 7.250%, 11/01/30 (Alternative Minimum Tax)	11/05 at 100.00	CCC	6,367,842

3,400	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1995, 6.000%, 11/01/14	11/05 at 102.00	CCC	2,916,112

2,400	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2000A-3, 9.125%, 5/01/29 (Alternative Minimum Tax)	5/15 at 101.00	CCC	2,506,224

	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, Arlington Classics Academy, Series 2004A:
375	6.000%, 2/15/14	2/13 at 100.00	N/R	376,339
895	7.000%, 2/15/24	2/13 at 100.00	N/R	877,682
1,085	7.250%, 2/15/29	2/13 at 100.00	N/R	1,063,376

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
2,010	7.000%, 9/01/25	9/14 at 100.00	N/R	2,221,754
15,530	7.125%, 9/01/34	9/14 at 100.00	N/R	17,063,432

3,410	Fort Worth Higher Education Finance Corporation, Texas, Higher Education Revenue Bonds, Texas Wesleyan University, Series 1997A, 6.000%, 10/01/16	10/07 at 100.00	Ba2	3,472,403

2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/12 at 100.00	Ba1	2,287,880

500	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Alternative Minimum Tax) (Mandatory put 9/30/12)	No Opt. Call	Ba1	574,620

3,300	Health Facilities Development District of Central Texas, Revenue Bonds, Lutheran Social Services of the South Inc., Series 2004A, 6.875%, 2/15/32	2/14 at 100.00	N/R	3,465,990

1,010	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/09 at 101.00	B-	811,454

1,120	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 1998C, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/09 at 101.00	B-	899,830

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 2001E:
1,450	6.750%, 7/01/21 (Alternative Minimum Tax)	7/11 at 101.00	B-	1,413,387
880	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B-	897,063
5,055	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B-	4,894,655

2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. - Terminal Improvement Project, Series 1997B, 6.125%, 7/15/27 (Alternative Minimum Tax)	7/07 at 100.00	B-	1,730,040

1,075	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. - Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)	7/07 at 100.00	B-	929,897

	Houston Health Facilities Development Corporation, Texas, Revenue Bonds, Buckingham Senior Living Community Inc., Series 2004A:
250	7.000%, 2/15/23	2/14 at 101.00	N/R	276,318
1,400	7.125%, 2/15/34	2/14 at 101.00	N/R	1,540,476

2,260	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)	5/09 at 101.00	BBB-	2,299,889

1,500	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999C, 8.000%, 5/01/29 (Mandatory put 4/01/08)	4/08 at 102.00	BBB-	1,648,560

	Orchard Higher Educational Finance Corporation, Texas, Charter School Revenue Bonds, A.W. Brown Fellowship Charter School, Series 2005A:
1,135	5.250%, 2/15/24 - ACA Insured	2/14 at 100.00	A	1,174,044
2,120	5.000%, 2/15/32 - ACA Insured	2/14 at 100.00	A	2,118,092

1,000	Port Corpus Christi Industrial Development Corporation, Texas, Environmental Facilities Revenue Bonds, Citgo Petroleum Corporation, Series 2003, 8.250%, 11/01/31 (Alternative Minimum Tax)	5/07 at 102.00	Ba1	1,069,530

1,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22	8/13 at 101.00	Baa2	1,102,150

2,725	Texas General Services Commission, Texas, Certificates of Participation, Series 1992, 7.500%, 3/15/12	9/05 at 100.00	N/R	2,739,960

5,850	Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, Humble Parkway Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative Minimum Tax)	7/21 at 100.00	N/R	5,886,855

3,750	Texas Public Finance Authority, Charter School Revenue Bonds, School of Excellence Charter School, Series 2004A, 7.000%, 12/01/34	12/14 at 100.00	BB	3,762,225
	Utah - 0.5%

750	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital Project, Series 1998, 5.750%, 12/15/18	12/08 at 101.00	N/R	703,358

1,500	Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1995, 7.500%, 2/01/10 (Alternative Minimum Tax)	8/05 at 102.00	BB-	1,537,650

2,025	Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)	7/07 at 102.00	N/R	2,113,391

	Salt Lake County, Utah, College Revenue Bonds, Westminster College, Series 2005:
1,425	5.000%, 10/01/25	10/15 at 100.00	BBB	1,439,051
2,025	5.125%, 10/01/28	10/15 at 100.00	BBB	2,050,495
2,245	5.125%, 10/01/30	10/15 at 100.00	BBB	2,266,103

25	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999F, 6.300%, 7/01/21 (Alternative Minimum Tax)	7/09 at 101.50	Aa2	25,270
	Virgin Islands - 0.2%

625	Virgin Islands Government Refinery Facilities, Senior Secured Revenue Bonds, Hovensa LLC Coker Project, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	BBB	712,619

1,000	Virgin Islands Public Finance Authority, Senior Secured Lien Refinery Revenue Bonds, Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	BBB	1,086,680

2,575	Virgin Islands Public Finance Authority, Senior Lien Matching Fund Loan Note, Series 2004A, 5.250%, 10/01/21	10/14 at 100.00	BBB	2,763,696
	Virginia - 5.1%

1,850	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax) (a)	2/08 at 102.00	Ba3	1,851,813

125	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax)	12/09 at 101.00	Ba3	131,129

2,101	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R	2,139,133

3,000	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33	6/13 at 102.00	N/R	3,243,930

2,226	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B, 6.750%, 3/01/34	3/14 at 102.00	N/R	2,329,531

	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
3,500	5.375%, 12/01/28	12/15 at 100.00	N/R	3,442,600
12,000	5.625%, 12/01/39	12/15 at 100.00	N/R	11,953,680

2,725	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax) (a)	12/08 at 101.00	Ba3	2,765,466

11,500	Hopewell Industrial Development Authority, Virginia, Environmental Improvement Revenue Bonds, Smurfit Stone Container Corporation, Series 2005, 5.250%, 6/01/15	No Opt. Call	B	11,755,415

	James City County Economic Development Authority, Virginia, Residential Care Facility First Mortgage Revenue Bonds, Williamsburg Landing Inc., Series 2005A:
750	5.350%, 9/01/26	9/15 at 100.00	N/R	757,478
750	5.500%, 9/01/34	9/15 at 100.00	N/R	759,990

	Lexington Industrial Development Authority, Virginia, Hospital Facility Revenue Refunding, Bonds, Stonewall Jackson Hospital, Series 2000:
70	5.750%, 7/01/07	No Opt. Call	N/R	70,217
25	6.250%, 7/01/11	7/10 at 102.00	N/R	25,210
30	6.350%, 7/01/12	7/10 at 102.00	N/R	30,285
110	6.550%, 7/01/14	7/10 at 102.00	N/R	111,038
45	6.625%, 7/01/15	7/10 at 102.00	N/R	45,423
525	6.875%, 7/01/20	7/10 at 102.00	N/R	529,898
545	7.000%, 7/01/25	7/10 at 102.00	N/R	551,197
200	7.000%, 7/01/30	7/10 at 102.00	N/R	201,070

3,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	A3	3,390,360

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
200	5.000%, 8/15/06	No Opt. Call	BB	202,246
500	5.250%, 8/15/07	No Opt. Call	BB	512,735
7,200	0.000%, 8/15/14	8/08 at 73.23	BB	4,466,664
350	0.000%, 8/15/16	8/08 at 64.81	BB	192,259
4,980	5.500%, 8/15/28	8/08 at 102.00	BB	5,189,608
1,050	0.000%, 8/15/30	8/08 at 28.38	BB	251,580

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998B:
2,875	0.000%, 8/15/12	8/08 at 82.10	BB	1,995,768
3,100	0.000%, 8/15/15	8/08 at 68.82	BB	1,806,556
25	0.000%, 8/15/18 - ACA Insured	8/08 at 57.58	A	12,229
4,720	0.000%, 8/15/19	8/08 at 54.38	BB	2,162,751
15,300	0.000%, 8/15/23	8/08 at 42.95	BB	5,542,425
1,750	0.000%, 8/15/29	8/08 at 30.08	BB	444,413
24,000	0.000%, 8/15/33	8/08 at 23.55	BB	4,776,240
10,000	0.000%, 8/15/35	8/08 at 20.95	BB	1,769,900

	Pocahontas Parkway Association, Virginia, Subordinate Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998C:
5,500	0.000%, 8/15/26	8/08 at 33.98	B3	1,195,590
5,500	0.000%, 8/15/27	8/08 at 31.68	B3	1,111,935
5,600	0.000%, 8/15/28	8/08 at 29.79	B3	1,052,968
6,200	0.000%, 8/15/31	8/08 at 24.77	B3	949,716

665	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Bonds, Series 2001A, 7.400%, 7/15/21	7/11 at 105.00	B2	680,142

5,500	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds, Series 2001C, 6.850%, 7/15/21	7/11 at 100.00	B2	5,411,890

6,500	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.625%, 6/01/37	6/15 at 100.00	BBB	6,862,375

1,000	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R	1,101,650

505	Virginia Small Business Financing Authority, Industrial Development Water Revenue Bonds, S.I.L. Clean Water, LLC Project, Series 1999, 7.250%, 11/01/09 (Alternative Minimum Tax)	No Opt. Call	N/R	513,908

1,000	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.300%, 1/01/35	1/15 at 100.00	N/R	1,009,630
	Washington - 0.7%

10,360	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2004, 4.500%, 8/01/19 - FSA Insured	8/14 at 100.00	AAA	10,532,701

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005:
1,150	5.375%, 12/01/22	12/15 at 100.00	Baa3	1,192,401
1,500	5.500%, 12/01/30	12/15 at 100.00	Baa3	1,552,020
	Wisconsin - 1.4%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
1,000	7.000%, 6/01/28	6/12 at 100.00	BBB	1,137,810
7,025	6.375%, 6/01/32	6/12 at 100.00	BBB	7,690,829

210	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	Ba2	214,570

450	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16	12/14 at 101.00	N/R	451,892

1,065	Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Paper Inc., Series 1999B, 5.500%, 7/01/15	No Opt. Call	Ba3	1,089,971

250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare Inc., Series 2001, 6.000%, 7/01/21	7/11 at 100.00	A-	268,220

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	2/09 at 101.00	BBB+	1,031,060

1,365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc., Series 2001, 6.250%, 10/01/21	10/11 at 100.00	BBB	1,466,894

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2002A, 7.500%, 5/01/32	5/12 at 100.00	N/R	2,630,400

2,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Community Memorial Hospital Inc. - Oconto Falls, Series 2003, 7.250%, 1/15/33	1/13 at 101.00	N/R	2,397,260

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center Inc., Series 2004A:
875	6.125%, 4/01/24	4/14 at 100.00	N/R	892,290
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R	1,017,280

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2004A, 6.750%, 8/15/34	8/14 at 100.00	N/R	2,659,800

2,800	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2005, 5.250%, 3/01/35	3/15 at 100.00	BBB-	2,812,849

$1,929,846	Total Long-Term Investments (cost $1,769,181,870) - 98.9%			1,855,426,121
	Short-Term Investments - 1.9%

2,000	California Pollution Control Financing Authority, Revenue Refunding Bonds, Pacific Gas and Electric Company, Variable Rate Demand Obligations, Series 1996C, 2.280%, 11/01/26 †		A-1	2,000,000

3,155	Clark County School District, Nevada, General Obligation Bonds, Variable Rate Demand Obligations, Series 2001B, 2.190%, 6/15/21 - FSA Insured †		VMIG-1	3,155,000

6,470	Idaho Health Facilities Authority, Revenue Bonds, St. Luke’s Regional Medical Center, Variable Rate Demand Obligations, Series 2000, 2.240%, 7/01/30 - FSA Insured †		VMIG-1	6,470,000

1,255	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Mount Mercy College, Variable Rate Demand Obligations, Series 2002, 2.300%, 7/01/25 †		A-1+	1,255,000

9,200	Massachusetts Development Finance Authority, Revenue Bonds, Boston University, Variable Rate Demand Obligations, Series 2002R-4, 2.220%, 10/01/42 - XLCA Insured †		VMIG-1	9,200,000

3,400	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation - Scherer Plant, Variable Rate Demand Obligations, Series 1999A, 2.330%, 1/01/20 - AMBAC Insured †		A-1+	3,400,000

2,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation, Variable Rate Demand Obligations, Series 2001, 2.330%, 1/01/22 – AMBAC Insured †		A-1+	2,000,000

3,500	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds, Presbyterian Medical Center, Variable Rate Demand Obligations, Series 1985D, 2.240%, 12/01/15 - MBIA Insured †		VMIG-1	3,500,000

5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care Inc., Variable Rate Demand Obligations, Series 2001B, 2.300%, 8/15/30 - AMBAC Insured †		VMIG-1	5,000,000

$35,980	Total Short-Term Investments (cost $35,980,000)			35,980,000

	Total Investments (cost $1,805,161,870) - 100.8%			1,891,406,121

	Other Assets Less Liabilities - (0.8)%			(15,288,083)

	Net Assets - 100%			$1,876,118,038

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(a)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(b)	The Internal Revenue Service (the “IRS”) has formally determined that the interest received from the bonds’ coupon payments should be considered taxable. The issuer has stated that if they are not able to resolve this taxability matter with the IRS, or to have the IRS determination of taxability overturned, the issuer will take steps to ensure that the bondholders will be made whole with respect to any federal tax liability. The Adviser will continue to monitor the ongoing progress of this taxability matter and act in what it believes is in the best interest of shareholders.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2005, the cost of investments was $ 1,802,976,908

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$92,457,142
Depreciation	(4,027,929)

Net unrealized appreciation of investments	$88,429,213

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund

July 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Alabama - 2.9%

$1,635	Alabama State Board of Education, Revenue Bonds, Jefferson State Community College, Series 2005, 5.000%, 10/01/23 - AMBAC Insured	10/14 at 101.00	Aaa	$1,742,975

200	Alabama State Docks Department, Docks Facilities Revenue Bonds, Series 1996, 6.100%, 10/01/13 (Alternative Minimum Tax) - MBIA Insured	10/06 at 102.00	AAA	210,332

400	Bayou La Batre Utilities Board, Alabama, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1997, 5.750%, 3/01/27 - RAAI Insured	3/07 at 102.00	AA	421,444

100	Jefferson County, Alabama, Sewer Revenue Warrants, Series 1997D, 5.750%, 2/01/27 (Pre-refunded to 2/01/07) - FGIC Insured	2/07 at 101.00	AAA	105,225

2,000	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 - AMBAC Insured	7/13 at 100.00	Aaa	2,220,760

5,000	Southeast Alabama Gas District, General System Revenue Bonds, Series 2000A, 5.500%, 6/01/20 - AMBAC Insured	6/10 at 102.00	Aaa	5,497,600

250	Tallassee Industrial Development Board, Alabama, Revenue Bonds, Dow-United Technologies Composite Products, Series 1996A, 6.100%, 8/01/14 (Pre-refunded to 8/01/06)	8/06 at 102.00	A***	262,863
	Alaska - 1.0%

3,200	Anchorage, Alaska, Water Revenue Refunding Bonds, Series 1999, 6.000%, 9/01/24 - AMBAC Insured	9/09 at 101.00	AAA	3,546,752

	Arizona - 1.0%

2,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 7.000%, 12/01/25	12/10 at 102.00	BBB	2,368,527

1,050	Northern Arizona University, System Revenue Bonds, Series 2003, 5.500%, 6/01/22 - FGIC Insured	6/14 at 100.00	AAA	1,171,622
	California - 7.9%

	California, General Obligation Bonds, Series 2004:
875	5.000%, 2/01/19 - AMBAC Insured	2/14 at 100.00	AAA	933,336
1,000	5.200%, 4/01/26	4/14 at 100.00	A	1,068,170

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,000	6.000%, 5/01/14	5/12 at 101.00	A2	2,290,540
5,500	5.375%, 5/01/21	5/12 at 101.00	A2	5,956,665

4,335	California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS, Series 344, 11.234%, 5/01/13 (IF)	5/12 at 101.00	AAA	5,908,908

	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2003D:
1,350	5.500%, 6/01/17	12/13 at 100.00	A-	1,493,829
1,490	5.500%, 6/01/19	12/13 at 100.00	A-	1,643,187

8,000	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 - MBIA Insured	No Opt. Call	AAA	3,828,560

3,000	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2002A, 6.000%, 8/01/26 - MBIA Insured	No Opt. Call	AAA	3,727,020

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/15 at 101.00	N/R	1,752,215

200	Sacramento Cogeneration Authority, California, Cogeneration Project Revenue Bonds, Proctor and Gamble, Series 1995, 6.200%, 7/01/06	1/06 at 102.00	BBB	204,468
	Colorado - 3.5%

6,000	Arapahoe County Capital Improvement Trust Fund, Colorado, Senior Revenue Bonds, Highway E-470, Series 1986C, 0.000%, 8/31/05	No Opt. Call	AAA	5,986,020

2,000	Arapahoe County Capital Improvement Trust Fund, Colorado, Senior Revenue Bonds, Highway E-470, Series 1986B, 6.950%, 8/31/20 (Pre-refunded to 8/31/05)	8/05 at 103.00	AAA	2,067,460

1,230	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.125%, 9/15/25 - XLCA Insured	9/15 at 100.00	AAA	1,318,609

1,165	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2, 6.900%, 4/01/29 (Alternative Minimum Tax)	4/10 at 105.00	AA	1,194,323

1,850	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2004, 5.750%, 12/15/23 - FGIC Insured	12/14 at 100.00	Aaa	2,130,701
	Connecticut - 1.9%

	Bridgeport, Connecticut, General Obligation Bonds, Series ROL-II-R-45:
2,360	13.235%, 7/15/16 (IF) (Pre-refunded to 7/15/10)	7/10 at 101.00	AAA	3,318,939
2,600	13.173%, 7/15/17 (IF) (Pre-refunded to 7/15/10)	7/10 at 101.00	AAA	3,656,458
	District of Columbia - 1.3%

4,365	District of Columbia, Certificates of Participation, Series 2003, 5.500%, 1/01/18 - AMBAC Insured	1/14 at 100.00	AAA	4,794,734
	Florida - 2.7%

1,200	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group, Series 2003A, 5.250%, 11/15/14	No Opt. Call	AA	1,319,316

3,510	Florida Housing Finance Corporation, Revenue Bonds, Wyndham Place Apartments, Series 2000W-1, 5.850%, 1/01/41 (Alternative Minimum Tax) - FSA Insured	1/11 at 100.00	AAA	3,682,446

	Jacksonville Port Authority, Florida, Seaport Revenue Bonds, Series 2000:
1,115	5.625%, 11/01/26 (Alternative Minimum Tax) (Pre-refunded to 11/01/10) - MBIA Insured	11/10 at 100.00	Aaa	1,224,526
1,600	5.625%, 11/01/26 (Alternative Minimum Tax) - MBIA Insured	11/10 at 100.00	Aaa	1,727,152

1,830	Nassau County, Florida, ICF/MR Revenue Bonds, GF/Amelia Island Properties Inc., Series 1993A, 9.750%, 1/01/23	1/06 at 100.00	N/R	1,849,398
	Georgia - 0.5%

1,500	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech - Klaus Parking and Family Housing, Series 2003, 5.000%, 11/01/13 - MBIA Insured	No Opt. Call	AAA	1,643,700
	Illinois - 7.3%

	Champaign, Illinois, General Obligation Public Safety Sales Tax Bonds, Series 1999:
1,140	8.250%, 1/01/21 - FGIC Insured	No Opt. Call	AAA	1,640,540
1,275	8.250%, 1/01/22 - FGIC Insured	No Opt. Call	AAA	1,850,357

1,020	Chicago Board of Education, Illinois, General Obligation Bonds, DePriest Elementary School, Series 2004H, 5.500%, 12/01/22 - MBIA Insured	12/14 at 100.00	AAA	1,136,933

2,000	Illinois Development Finance Authority, Revenue Bonds, Presbyterian Home of Lake Forest, Series 1996B, 6.300%, 9/01/22 - FSA Insured	9/06 at 102.00	AAA	2,107,740

2,000	Illinois Health Facilities Authority, Revenue Bonds, Fairview Obligated Group, Series 1995A, 7.125%, 8/15/17 (Pre-refunded to 8/15/06)	8/06 at 102.00	N/R***	2,120,900

4,000	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A, 5.750%, 8/15/27	8/07 at 101.00	BBB-	4,000,960

3,320	Kane County, Illinois, Motor Fuel and Tax Alternative Revenue Source Bonds, Series 2004, 5.250%, 1/01/21 - FGIC Insured	No Opt. Call	AAA	3,751,069

1,645	Warren Township School District 121, Lake County, Gurnee, Illinois, General Obligation Bonds, Series 2004C, 5.500%, 3/01/22 - AMBAC Insured	3/14 at 101.00	AAA	1,828,812

1,260	Markham, Illinois, Alternative Source Revenue Bonds, Series 2005A, 5.250%, 4/01/23 - RAAI Insured	4/15 at 100.00	AA	1,341,509

3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26	No Opt. Call	AAA	4,014,060

2,000	Will County School District 88A, Richland, Illinois, General Obligation Bonds, Series 2005A, 5.250%, 1/01/24 - FSA Insured	1/15 at 100.00	Aaa	2,172,500
	Indiana - 2.8%

2,805	DeKalb Eastern High School Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 6.000%, 1/15/18 - FSA Insured	1/12 at 100.00	AAA	3,197,756

1,235	Hendricks County Building Facilities Corporation, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24	7/14 at 100.00	Aa3	1,366,972

1,115	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2000C-3, 5.650%, 7/01/30 (Alternative Minimum Tax)	1/10 at 100.00	Aaa	1,153,702

1,010	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	Aa2	1,235,058

1,815	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.250%, 6/01/19 (Pre-refunded to 6/01/13) - FSA Insured	6/13 at 100.00	AAA	2,019,442

1,000	Vigo County School Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 5.250%, 7/10/24 - FSA Insured	1/13 at 100.00	AAA	1,068,180
	Kansas - 0.8%

2,585	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002A, 6.250%, 12/01/33 (Alternative Minimum Tax)	12/11 at 104.50	Aaa	2,717,843
	Kentucky - 0.5%

2,000	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997, 5.875%, 10/01/22	4/08 at 102.00	BB-	1,962,740
	Louisiana - 1.6%

595	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000A, 7.000%, 10/01/31 (Alternative Minimum Tax)	4/10 at 105.00	Aaa	620,115

4,750	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/30	5/11 at 101.00	BBB	4,958,668
	Maryland - 2.1%

2,000	Maryland Energy Financing Administration, Solid Waste Disposal Revenue Bonds, Baltimore Wheelabrator Water Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative Minimum Tax)	12/06 at 102.00	A-	2,090,460

5,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%, 4/01/21	4/13 at 100.00	AA	5,355,250
	Massachusetts - 3.5%

5,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002D, 5.375%, 8/01/21 (Pre-refunded to 8/01/12) - MBIA Insured	8/12 at 100.00	AAA	5,519,800

	Massachusetts, General Obligation Bonds, Series 2003D:
2,480	5.500%, 10/01/18	No Opt. Call	AA	2,853,761
1,000	5.250%, 10/01/22 (Pre-refunded to 10/01/13)	10/13 at 100.00	AA***	1,103,580

3,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	12/08 at 102.00	BBB	3,083,070
	Michigan - 3.5%

2,755	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B, 5.000%, 5/01/20 - FGIC Insured	5/13 at 100.00	AAA	2,945,894

3,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18	8/05 at 100.00	BB-	3,000,750

2,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A, 5.250%, 8/15/23	8/08 at 101.00	BB-	1,823,640

2,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 (Alternative Minimum Tax)	9/11 at 100.00	A3	2,105,880

2,500	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 2002C, 5.450%, 12/15/32 (Alternative Minimum Tax) - XLCA Insured	12/12 at 100.00	AAA	2,660,000
	Minnesota - 0.4%

240	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1997G, 6.000%, 1/01/18	7/10 at 101.50	AA+	246,847

1,080	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.250%, 12/01/20	12/13 at 100.00	AA+	1,192,590
	Missouri - 1.2%

2,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2004D, 5.500%, 9/01/34 (Alternative Minimum Tax)	3/14 at 100.00	AAA	2,112,200

1,915	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996, 6.000%, 6/01/14 - MBIA Insured	No Opt. Call	AAA	2,248,785
	New Hampshire - 1.7%

5,500	New Hampshire Business Finance Authority, Pollution Control Revenue Refunding Bonds, Public Service Company of New Hampshire, Series 2001C, 5.450%, 5/01/21 - MBIA Insured	5/12 at 101.00	AAA	6,055,060
	New Jersey - 2.0%

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 - FGIC Insured	No Opt. Call	Aaa	1,603,348

1,500	New Jersey, General Obligation Bonds, Series 2005L, 5.250%, 7/15/19 - AMBAC Insured	No Opt. Call	AAA	1,699,935

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 - FSA Insured	No Opt. Call	AAA	2,222,780

1,390	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32	6/12 at 100.00	BBB	1,467,354
	New York - 12.4%

4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29	7/12 at 100.00	AA-	4,238,840

1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.250%, 4/01/23 (Pre-refunded to 10/01/14) - FSA Insured	10/14 at 100.00	AAA	1,126,620

115	New York City, New York, General Obligation Bonds, Fiscal Series 1997I, 6.250%, 4/15/27 (Pre-refunded to 4/15/07)	4/07 at 101.00	Aaa	122,679

15	New York City, New York, General Obligation Bonds, Series 1991B, 7.500%, 2/01/09	No Opt. Call	A+	15,058

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	A+	5,567,100

3,500	New York City, New York, General Obligation Bonds, Fiscal Series 2004A, 5.500%, 8/01/20	8/13 at 100.00	A+	3,835,265

2,700	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Residual Interest Certificates, Series 319, 12.510%, 11/01/17 (IF)	5/10 at 101.00	Aa3	3,718,818

	New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, Series 1995A:
2,630	6.375%, 9/15/15 (Pre-refunded to 9/15/07)	9/07 at 100.00	AAA	2,818,124
350	6.375%, 9/15/15 (Pre-refunded to 9/15/05)	9/05 at 102.00	AA-***	358,662
20	6.375%, 9/15/15	9/05 at 102.00	AA-	20,480

2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA-	2,421,416

5,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)	No Opt. Call	AA-	5,442,200

5,000	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19 (Alternative Minimum Tax)	10/06 at 102.00	N/R	5,271,150

5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	5,918,250

3,500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/21 - AMBAC Insured	6/13 at 100.00	AAA	3,805,200
	Ohio - 1.2%

2,435	American Municipal Power Ohio Inc., Genoa Village, Electric System Improvement Revenue Bonds, Series 2004, 5.250%, 2/15/24 - AGC Insured	2/14 at 100.00	AAA	2,606,984

1,750	Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley Medical Center, Series 1996A, 6.375%, 5/15/26	5/06 at 102.00	BBB+	1,809,308
	Oklahoma - 1.9%

1,730	Durant Community Facilities Authority, Bryan County, Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.750%, 11/01/24 - XLCA Insured	11/14 at 100.00	AAA	1,971,491

5,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001B, 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)	12/08 at 100.00	B-	4,825,950
	Oregon - 0.7%

2,170	Marion County Housing Authority, Oregon, Senior Lien Multifamily Housing Revenue Bonds, Elliot Residence, Series 1995, 7.500%, 10/20/37 (Alternative Minimum Tax)	10/06 at 105.00	AAA	2,343,296
	Pennsylvania - 3.5%

1,000	Allegheny County Hospital Development Authority, Pennsylvania, Insured Revenue Bonds, West Penn Allegheny Health System, Series 2000A, 6.500%, 11/15/30 - MBIA Insured	11/10 at 102.00	AAA	1,151,220

2,500	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Robert Morris College, Series 1996A, 6.400%, 2/15/14	2/06 at 102.00	Baa3	2,586,050

5,935	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, DRIVERS Series 144, Inverse Floaters, 11.897%, 1/01/10 (IF) - FSA Insured	1/08 at 100.00	AAA	7,608,433

405	Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue Refunding Bonds, Delaware Valley Medical Center, Series 1992, 7.000%, 8/01/22	8/05 at 100.00	AAA	414,428

655	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	655,504
	Puerto Rico - 1.9%

2,000	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%, 7/01/14 - MBIA Insured	No Opt. Call	AAA	2,445,180

3,000	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	12/13 at 100.00	AA***	3,187,830

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/25 – XLCA Insured	7/15 at 100.00	AAA	1,070,630
	South Carolina - 2.6%

200	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA-	233,400

	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001:
2,500	5.500%, 10/01/26	10/11 at 100.00	A	2,631,200
3,250	5.500%, 10/01/31	10/11 at 100.00	A	3,411,623

1,000	Newberry County, South Carolina, Special Source Revenue Bonds, Newberry County Memorial Hospital, Series 2005, 5.250%, 12/01/29 - RAAI Insured	12/15 at 100.00	AA	1,042,070

500	South Carolina Education Assistance Authority, Guaranteed Student Loan Revenue Refunding Bonds, Series 1994, 6.300%, 9/01/08 (Alternative Minimum Tax)	9/05 at 100.00	A	500,945

90	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 1996A, 6.350%, 7/01/25 (Alternative Minimum Tax)	5/06 at 102.00	Aa2	90,835

1,250	South Carolina Housing Finance and Development Authority, Multifamily Housing Revenue Refunding Bonds, America First - Runaway Bay Apartments, Series 1995, 6.125%, 12/01/15	12/05 at 102.00	AA-	1,281,650
	South Dakota - 1.8%

6,100	South Dakota Education Loans Inc., Revenue Bonds, Subordinate Series 1998-1K, 5.600%, 6/01/20 (Alternative Minimum Tax)	6/08 at 102.00	A2	6,382,735
	Tennessee - 5.4%

2,435	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	Baa3	2,591,571

8,115	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured	3/10 at 101.00	AAA	8,895,257

890	Shelby County Health, Educational and Housing Facilities Board, Tennessee, ICF/MR Revenue Bonds, Open Arms Developmental Centers, Series 1992A, 9.750%, 8/01/19 (Pre-refunded to 8/01/07)	8/07 at 105.00	N/R***	1,032,872

905	Shelby County Health, Educational and Housing Facilities Board, Tennessee, ICF/MR Revenue Bonds, Open Arms Developmental Centers, Series 1992C, 9.750%, 8/01/19 (Pre-refunded to 8/01/07)	8/07 at 105.00	N/R***	1,050,280

5,400	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St. Jude’s Children’s Research Foundation, Series 1999, 5.375%, 7/01/29	7/09 at 102.00	N/R	5,645,916
	Texas - 8.4%

3,115	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/23 - FGIC Insured	1/15 at 100.00	AAA	3,288,537

1,190	Fort Worth, Texas, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 - FGIC Insured	3/13 at 100.00	AAA	1,261,828

	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Medical Center Project, Series 2000:
3,250	6.375%, 10/01/25 - RAAI Insured	10/10 at 101.00	AA	3,657,193
3,000	6.375%, 10/01/29 - RAAI Insured	10/10 at 101.00	AA	3,375,870

5,250	Harlingen Independent School District, Cameron County, Texas, Unlimited Tax School Building Bonds, Series 1999, 5.500%, 8/15/26 (Pre-refunded to 8/15/09)	8/09 at 100.00	AAA	5,711,055

3,150	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21	10/12 at 100.00	Baa2	3,396,645

4,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Adventist Health System - Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30	11/10 at 101.00	A+	4,406,400

3,020	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.750%, 5/15/21	5/11 at 101.00	Baa3	3,273,891

1,500	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds, Series 2001, 5.375%, 8/01/20 - AMBAC Insured	8/11 at 100.00	AAA	1,624,950
	Virginia - 0.9%

3,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	10/09 at 101.00	A3	3,283,080
	Washington - 4.5%

2,405	Franklin County Public Utility District 1, Washington, Electric Revenue Refunding Bonds, Series 2002, 5.625%, 9/01/20 - MBIA Insured	9/12 at 100.00	AAA	2,677,006

5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.000%, 9/01/20 (Alternative Minimum Tax) - MBIA Insured	3/10 at 101.00	AAA	5,496,450

5,210	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB	5,769,971

1,920	Washington State Healthcare Facilities Authority, Revenue Bonds, Sea-Mar Community Health Centers, Series 2001, 5.750%, 1/01/26	1/11 at 102.00	Aa3	2,062,982
	Wisconsin - 2.7%

2,660	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27	6/12 at 100.00	BBB	2,865,458

3,500	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)	4/12 at 100.00	AA-	3,801,140

2,760	Manitowoc, Wisconsin, Power System Revenue Bonds, Series 2004, 5.000%, 10/01/23 - FGIC Insured	10/14 at 100.00	AAA	2,938,376
	Wyoming - 0.3%

1,000	Wyoming Loan and Investment Board, Capital Facilities Revenue Bonds, Series 2005, 5.000%, 10/01/24	10/14 at 100.00	AA	1,055,250

$324,115	Total Long-Term Investments (cost $330,420,127) - 98.3%			352,018,222

	Other Assets Less Liabilities - 1.7%			5,993,555

	Net Assets - 100%			$358,011,777

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

	** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***       Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

	N/R Investment is not rated.

	(IF) Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2005, the cost of investments was $ 330,245,587

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$22,340,937
Depreciation	(568,302)
Net unrealized appreciation of investments	$21,772,635

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund

July 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Alabama - 5.2%

$10,000	Alabama Incentives Financing Authority, Special Obligation Bonds, Series 1999A, 6.000%, 10/01/29 - AMBAC Insured	10/09 at 102.00	AAA	$11,155,900

1,250	Auburn, Alabama, General Obligation Warrants, Series 2005, 5.000%, 8/01/24 (WI, settling 8/11/05) - AMBAC Insured	8/15 at 100.00	AAA	1,331,538

5,000	Houston County Health Care Authority, Alabama, Revenue Bonds, Series 2000, 6.125%, 10/01/25 - AMBAC Insured	10/09 at 101.00	Aaa	5,547,350

1,465	Montgomery, Alabama, General Obligation Warrants, Series 2003, 5.250%, 5/01/20 - AMBAC Insured	5/12 at 101.00	AAA	1,600,058

5,000	Montgomery Water and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 3/01/25 - FSA Insured	3/15 at 100.00	AAA	5,318,950

4,000	University of Alabama, Tuscaloosa, General Revenue Bonds, Series 2004A, 5.000%, 7/01/29 - MBIA Insured	7/14 at 100.00	AAA	4,228,320

9,000	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2000A, 5.875%, 9/01/31 - MBIA Insured	9/10 at 101.00	AAA	10,019,070

12,255	Walker County, Alabama, General Obligation Bonds, Series 2002, 0.000%, 2/01/32 - MBIA Insured	8/12 at 77.49	AAA	7,078,243
	Alaska - 0.5%

4,500	Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Series 1997A, 5.900%, 4/01/17 (Alternative Minimum Tax) - MBIA Insured	4/07 at 102.00	AAA	4,769,595
	Arizona - 2.4%

1,350	Arizona State University, Certificates of Participation, Resh Infrastructure Projects, Series 2005A, 5.000%, 9/01/25 - AMBAC Insured	3/15 at 100.00	AAA	1,435,023

3,075	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series 2004A, 5.000%, 7/01/18 - FSA Insured	7/14 at 100.00	AAA	3,321,707

1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 - MBIA Insured	7/14 at 100.00	AAA	1,063,190

10,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2005, 4.750%, 7/01/26 - MBIA Insured	7/15 at 100.00	AAA	10,323,300

4,970	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.800%, 6/20/41 (Alternative Minimum Tax)	6/11 at 102.00	Aaa	5,266,908
	Arkansas - 1.1%

4,020	Northwest Community College District, Arkansas, General Obligation Bonds, Series 2005, 5.000%, 5/15/23 - AMBAC Insured	5/15 at 100.00	AAA	4,294,124

500	Pulaski County Special School District, Arkansas, General Obligation Refunding Bonds, Series 2002A, 5.000%, 2/01/21 - AMBAC Insured	2/08 at 100.00	AAA	516,990

	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B:
2,655	5.000%, 11/01/23 - MBIA Insured	11/14 at 100.00	Aaa	2,836,283
2,000	5.000%, 11/01/28 - MBIA Insured	11/14 at 100.00	Aaa	2,120,740
	California - 12.8%

1,340	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A, 5.250%, 10/01/24 - MBIA Insured	10/15 at 100.00	Aaa	1,469,967

5,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.350%, 12/01/27 - AMBAC Insured	6/12 at 101.00	AAA	5,272,050

1,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/27 - MBIA Insured	12/14 at 100.00	AAA	1,060,820

2,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AD, 5.000%, 12/01/21 - FSA Insured	6/15 at 100.00	AAA	2,146,940

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	AAA	2,401,065

3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/29 (WI, settling 8/04/05) - AMBAC Insured	6/12 at 100.00	AAA	3,651,025

5,200	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/21 - FGIC Insured	8/15 at 100.00	AAA	5,578,716

6,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/24 - FSA Insured	12/14 at 100.00	AAA	6,322,260

5,000	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.500%, 1/20/43 (Alternative Minimum Tax)	7/11 at 102.00	AAA	5,244,750

3,425	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-1, 5.000%, 7/01/25 - FGIC Insured	7/15 at 100.00	AAA	3,658,277

3,255	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E, 5.000%, 7/01/22 (WI, settling 8/10/05) - AMBAC Insured	7/15 at 100.00	AAA	3,484,901

8,000	Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation - Kaiser Permanente, Series 1999A, 6.000%, 1/01/29 (Pre-refunded to 1/01/10) - AMBAC Insured	1/10 at 100.00	AAA	8,967,440

2,355	Oakland, California, Sewerage Revenue Bonds, Series 2004A, 5.000%, 6/15/25 - FSA Insured	6/14 at 100.00	AAA	2,501,387

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 - MBIA Insured	8/05 at 100.00	AAA	14,574,037

10,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%, 2/01/27 - FGIC Insured	8/13 at 100.00	AAA	10,697,100

2,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R, 5.000%, 8/15/22 - MBIA Insured	8/13 at 100.00	AAA	2,125,760

1,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 – MBIA Insured	9/14 at 100.00	AAA	1,575,375

	San Diego County, California, Certificates of Participation, Edgemoor Facility Project and Regional System, Series 2005:
1,030	5.000%, 2/01/25 - AMBAC Insured	2/15 at 100.00	AAA	1,087,000
1,000	5.000%, 2/01/26 - AMBAC Insured	2/15 at 100.00	AAA	1,052,150

10,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30 - FSA Insured	5/15 at 100.00	AAA	10,589,100

6,995	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 (Alternative Minimum Tax) - MBIA Insured	5/11 at 100.00	AAA	7,270,533

6,100	San Luis Obispo County, California, Certificates of Participation, New County Government Center, Series 2002A, 5.000%, 10/15/27 - MBIA Insured	10/12 at 100.00	AAA	6,356,200

6,000	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 - FSA Insured	8/14 at 100.00	AAA	6,373,020
	Colorado - 4.5%

	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation, Series 1999:
5,030	5.875%, 12/01/19 - AMBAC Insured	12/09 at 100.00	AAA	5,539,740
5,000	6.000%, 12/01/29 - AMBAC Insured	12/09 at 100.00	AAA	5,496,750

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005:
1,150	5.125%, 9/15/20 - XLCA Insured	9/15 at 100.00	AAA	1,246,543
2,140	5.250%, 9/15/32 - XLCA Insured	9/15 at 100.00	AAA	2,293,588

10,000	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 1999, 5.750%, 5/15/24 (Pre-refunded to 5/15/09) - FSA Insured	5/09 at 101.00	AAA	11,001,900

2,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/18 - XLCA Insured	12/13 at 100.00	AAA	2,123,760

1,430	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2005B, 5.000%, 12/15/25 - FSA Insured	12/14 at 100.00	Aaa	1,520,705

3,750	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17 (Pre-refunded to 9/01/10) - MBIA Insured	9/10 at 65.63	AAA	2,052,075

1,095	El Paso County, Colorado, GNMA Collateralized Mortgage Revenue Bonds, Stetson Meadows Project, Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)	12/12 at 100.00	Aaa	1,127,609

1,000	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/15/24 - FSA Insured	12/14 at 100.00	AAA	1,067,430

2,785	Mesa County Valley School District 51, Grand Junction, Colorado, General Obligation Bonds, Series 2004A, 5.000%, 12/01/23 - MBIA Insured	12/14 at 100.00	Aaa	2,969,924

1,650	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/26 – FGIC Insured	6/15 at 100.00	AAA	1,756,079

1,835	Board of Trustees of the University of Northern Colorado, Revenue Bonds, Series 2005, 5.000%, 6/01/20 - FSA Insured	6/15 at 100.00	AAA	1,975,983
	Connecticut - 0.9%

3,000	Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/23 - MBIA Insured	12/14 at 100.00	AAA	3,218,430

4,250	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2004A, 5.000%, 7/01/24 - AMBAC Insured	7/15 at 100.00	AAA	4,553,748
	Florida - 3.9%

3,450	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/24 – MBIA Insured	10/14 at 100.00	AAA	3,675,699

1,940	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4, 6.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured	1/10 at 100.00	AAA	1,984,426

3,930	Florida Housing Finance Corporation, Housing Revenue Bonds, Sundance Pointe Apartments, Series 2000N-1, 6.050%, 2/01/41 (Alternative Minimum Tax) - FSA Insured	8/10 at 100.00	AAA	4,150,630

2,335	Florida Municipal Loan Council, Revenue Bonds, Series 2005A, 5.000%, 2/01/25 - MBIA Insured	2/15 at 100.00	AAA	2,475,450

2,000	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/21 - AMBAC Insured	10/14 at 100.00	AAA	2,145,040

5,980	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Sunset Bay Apartments, Series 2000-5A, 6.050%, 1/01/41 (Alternative Minimum Tax) - FSA Insured	1/11 at 102.00	AAA	6,280,794

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
3,500	5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	3,697,610
6,350	5.375%, 10/01/27 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	6,744,525

	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Pinnacle Palms Apartments, Series 2001A:
970	5.550%, 7/01/21 (Alternative Minimum Tax) - FSA Insured	7/11 at 100.00	AAA	1,021,313
2,505	5.750%, 7/01/37 (Alternative Minimum Tax) - FSA Insured	7/11 at 100.00	AAA	2,633,557
	Georgia - 2.7%

4,955	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw State University, Series 2004C, 5.250%, 7/15/24 - MBIA Insured	7/14 at 100.00	Aaa	5,396,094

1,085	Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 5/01/25 - MBIA Insured	5/14 at 100.00	AAA	1,153,290

	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004:
1,250	5.250%, 5/01/21 - MBIA Insured	5/14 at 100.00	AAA	1,364,862
2,490	5.250%, 5/01/23 - MBIA Insured	5/14 at 100.00	AAA	2,711,137

	Marietta Development Authority, Georgia, First Mortgage Revenue Bonds, Life College Inc., Series 1995A:
3,020	5.950%, 9/01/19 - FSA Insured	9/05 at 102.00	AAA	3,087,980
6,180	6.250%, 9/01/25 - FSA Insured	9/05 at 102.00	AAA	6,320,533

2,250	Oconee County Industrial Development Authority, Georgia, Revenue Bonds, University of Georgia Office of Information and Instructional Technology, Series 2003, 5.250%, 7/01/23 - XLCA Insured	7/13 at 100.00	Aaa	2,410,087

1,000	Richmond County Development Authority, Georgia, Revenue Bonds, Augusta State University, Jaguar Student Center Project, Series 2005A, 5.000%, 7/01/29 - XLCA Insured	7/15 at 100.00	Aaa	1,052,310
	Hawaii - 0.9%

3,065	Hawaii, General Obligation Bonds, Series 2004DE, 5.000%, 10/01/24 - MBIA Insured	10/14 at 100.00	AAA	3,258,279

3,300	Hawaii, General Obligation Bonds, ROL-SER II-R-153, 11.635%, 2/01/21 (IF) - FSA Insured	2/12 at 100.00	AAA	4,297,920
	Illinois - 6.4%

9,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured	1/10 at 101.00	AAA	9,604,260

3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 2002A, 5.750%, 1/01/19 (Alternative Minimum Tax) - MBIA Insured	1/12 at 100.00	AAA	3,279,570

2,930	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A, 6.400%, 12/01/14 - MBIA Insured	12/05 at 101.00	AAA	2,997,449

6,500	Illinois Development Finance Authority, Revenue Bonds, Adventist Health System - Sunbelt Obligated Group, Series 1997A, 5.875%, 11/15/20 - MBIA Insured	11/10 at 101.00	AAA	7,230,535

1,945	Illinois Development Finance Authority, Local Government Program Revenue Bonds, O’Fallon Project, Series 2002, 5.250%, 1/01/24 - FGIC Insured	1/12 at 100.00	AAA	2,085,526

	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Series 2004A:
1,375	5.000%, 7/01/23 - XLCA Insured	7/14 at 100.00	Aaa	1,446,170
1,500	5.000%, 7/01/24 - XLCA Insured	7/14 at 100.00	Aaa	1,575,375

2,705	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.400%, 12/01/20 – MBIA Insured	12/10 at 100.00	AAA	2,932,328

12,860	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 8/01/15 – MBIA Insured	No Opt. Call	AAA	14,621,949

1,330	Kane County School District 129, Aurora West, Illinois, General Obligation Bonds, Series 2003, 6.000%, 2/01/23 - FGIC Insured	2/13 at 100.00	AAA	1,510,228

4,645	Monmouth, Warren County, Illinois, General Obligation Sewer Bonds, Series 1999B, 0.000%, 12/01/29 (Pre-refunded to 12/01/09) - FGIC Insured	12/09 at 26.77	Aaa	1,075,085

8,000	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series 2001A, 5.000%, 8/15/21 (Pre-refunded to 8/15/11) - AMBAC Insured	8/11 at 100.00	AAA	8,680,240
	Indiana - 5.5%

1,530	Ball State University, Indiana, Student Fee Revenue Bonds, Series 2004M, 5.000%, 7/01/24 – AMBAC Insured	7/14 at 100.00	AAA	1,619,658

	Boone County Hospital Association, Indiana, Lease Revenue Bonds, Series 2001:
3,190	5.500%, 1/15/21 (Pre-refunded to 7/15/11) - FGIC Insured	7/11 at 100.00	AAA	3,535,956
8,605	5.500%, 1/15/26 (Pre-refunded to 7/15/11) - FGIC Insured	7/11 at 100.00	AAA	9,538,212

1,820	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004, 5.000%, 8/01/20 - FSA Insured	8/14 at 100.00	AAA	1,933,149

4,000	Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 - MBIA Insured	7/12 at 100.00	AAA	4,225,440

	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 1997B-2:
415	6.000%, 7/01/16 (Alternative Minimum Tax)	1/07 at 101.50	Aaa	428,409
2,385	6.125%, 1/01/27 (Alternative Minimum Tax)	1/07 at 101.50	Aaa	2,463,777

1,375	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.000%, 8/01/21 - FGIC Insured	8/13 at 100.00	AAA	1,459,590

18,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A, 5.125%, 7/01/27 - MBIA Insured	7/12 at 100.00	AAA	18,944,100

3,000	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 - FGIC Insured	7/12 at 100.00	AAA	3,217,200

1,005	St. Joseph County, Indiana, Economic Development Revenue Bonds, St. Mary’s College, Series 2002, 5.375%, 4/01/22 - MBIA Insured	4/12 at 100.00	AAA	1,089,450
	Kansas - 0.5%

1,055	Butler County Unified School District 394, Kansas, General Obligation Bonds, Series 2004, 5.000%, 9/01/20 - FSA Insured	9/14 at 100.00	AAA	1,134,273

3,065	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/26 - FSA Insured	9/14 at 101.00	AAA	3,277,956
	Louisiana - 0.6%

3,020	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 - MBIA Insured	11/14 at 100.00	AAA	3,300,890

1,640	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 - MBIA Insured	7/14 at 100.00	AAA	1,761,934
	Maine - 0.0%

180	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A, 5.875%, 7/01/25 - FSA Insured	7/07 at 100.00	AAA	184,023
	Massachusetts - 2.1%

305	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 79, 5.850%, 12/01/21 (Alternative Minimum Tax) - FSA Insured	12/09 at 100.00	AAA	318,685

9,355	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A, 5.800%, 7/01/30 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 100.00	AAA	9,801,608

8,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23 (Pre-refunded to 1/01/14) - FGIC Insured	1/14 at 100.00	AAA	8,850,400
	Michigan - 6.5%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 - AMBAC Insured	No Opt. Call	AAA	5,731,304

	Detroit, Michigan, General Obligation Bonds, Series 2003A:
2,705	5.250%, 4/01/14 - XLCA Insured	4/13 at 100.00	AAA	2,955,294
2,995	5.250%, 4/01/16 - XLCA Insured	4/13 at 100.00	AAA	3,245,232

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit Group, Series 1999A:
13,500	5.750%, 11/15/17 (Pre-refunded to 11/15/09) - MBIA Insured	11/09 at 101.00	AAA	14,956,515
13,675	6.125%, 11/15/26 (Pre-refunded to 11/15/09) - MBIA Insured	11/09 at 101.00	AAA	15,354,427

7,280	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.100%, 10/01/33 (Alternative Minimum Tax) - AMBAC Insured	4/07 at 102.00	AAA	7,564,138

5,455	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D, 5.500%, 12/01/16 (Alternative Minimum Tax) - FGIC Insured	12/12 at 100.00	AAA	5,964,497

1,725	Zeeland Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/23 - FGIC Insured	5/15 at 100.00	AAA	1,839,402
	Minnesota - 1.5%

2,150	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Lien Airport Revenue Bonds, Series 2001D, 5.750%, 1/01/16 (Alternative Minimum Tax) -	1/11 at 100.00	AAA	2,345,371
	FGIC Insured

9,675	St. Cloud, Minnesota, Healthcare Revenue Bonds, St. Cloud Hospital Obligated Group, Series 2000A, 5.875%, 5/01/30 - FSA Insured	5/10 at 101.00	Aaa	10,719,126
	Mississippi - 0.9%

7,450	Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Department of Corrections, Series 1999, 6.000%, 11/01/19 (Pre-refunded to 11/01/09) - AMBAC Insured	11/09 at 102.00	AAA	8,408,294
	Missouri - 0.9%

7,600	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 - FSA Insured	10/13 at 100.00	AAA	8,088,376
	Montana - 0.1%

1,000	Montana State University, General Revenue Bonds, Series 2004I, 5.000%, 11/15/21 - AMBAC Insured	11/14 at 100.00	AAA	1,073,320
	Nevada - 1.2%

2,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 - FGIC Insured	7/14 at 100.00	AAA	2,125,400

2,000	Clark County, Nevada, Industrial Development Revenue Refunding Bonds, Nevada Power Company, Series 1992C, 7.200%, 10/01/22 - AMBAC Insured	10/05 at 100.00	AAA	2,056,520

3,625	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 1999A, 6.100%, 12/01/38 (Alternative Minimum Tax) - AMBAC Insured	12/09 at 102.00	AAA	4,053,366

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 - AMBAC Insured	10/12 at 101.00	AAA	2,292,381
	New Jersey - 2.4%

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AAA	1,893,996
1,775	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AAA	1,889,896

3,315	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 - FSA Insured	1/15 at 100.00	AAA	3,531,470

	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
6,500	5.000%, 1/01/19 - FGIC Insured	7/13 at 100.00	AAA	6,955,650
4,000	5.000%, 1/01/23 - FSA Insured	7/13 at 100.00	AAA	4,240,200

2,140	Rutgers State University, New Jersey, Revenue Bonds, Series 2004E, 5.000%, 5/01/20 - FGIC Insured	5/14 at 100.00	AAA	2,295,813
	New Mexico - 0.7%

2,540	Gallup, New Mexico, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association Inc., Series 2005, 5.000%, 8/15/17 - AMBAC Insured	8/15 at 100.00	AAA	2,736,367

	Gallup, New Mexico, Sales Tax Revenue Bonds, Series 2004A:
1,000	5.000%, 6/01/21 - AMBAC Insured	6/13 at 100.00	Aaa	1,066,880
1,050	5.000%, 6/01/22 - AMBAC Insured	6/13 at 100.00	Aaa	1,116,728
1,100	5.000%, 6/01/23 - AMBAC Insured	6/13 at 100.00	Aaa	1,167,023
	New York - 3.1%

2,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/30 - AMBAC Insured	11/15 at 100.00	AAA	2,388,420

135	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 - AMBAC Insured	No Opt. Call	AAA	135,231

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	4/15 at 100.00	AAA	5,308,850

1,250	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/25 - MBIA Insured	6/15 at 100.00	AAA	1,334,800

1,515	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D, 5.000%, 8/15/24 - FGIC Insured	2/15 at 100.00	AAA	1,612,536

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 - FGIC Insured	2/15 at 100.00	AAA	2,002,181

2,195	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2005A, 5.000%, 3/15/25 - FSA Insured	3/15 at 100.00	AAA	2,342,636

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2004A-1:
2,655	5.000%, 3/15/24 - FGIC Insured	3/14 at 100.00	AAA	2,818,123
1,515	5.000%, 3/15/25 - FGIC Insured	3/14 at 100.00	AAA	1,608,082
1,000	5.000%, 3/15/26 - FGIC Insured	3/14 at 100.00	AAA	1,059,210

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
4,825	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	5,176,115
1,665	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	1,783,515
	North Carolina - 0.3%

2,400	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004, 5.000%, 5/01/25 – FGIC Insured	5/14 at 100.00	AAA	2,545,608
	North Dakota - 0.6%

5,000	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A, 5.125%, 6/01/27 - AMBAC Insured	6/12 at 100.00	AAA	5,241,900
	Ohio - 1.1%

1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/23 - FSA Insured	6/14 at 100.00	AAA	1,087,970

2,500	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/23 - AMBAC Insured	6/14 at 100.00	AAA	2,641,550

	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2004:
1,380	5.000%, 12/01/23 - AMBAC Insured	12/14 at 100.00	AAA	1,466,126
1,500	5.000%, 12/01/27 - AMBAC Insured	12/14 at 100.00	AAA	1,591,230

2,900	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/28 - FSA Insured	12/13 at 100.00	Aaa	3,058,514
	Oklahoma - 1.6%

5,000	Oklahoma State Industries Authority, Health System Revenue Bonds, Baptist Medical Center, Series 1995C, 6.250%, 8/15/12 - AMBAC Insured	8/05 at 102.00	AAA	5,110,200

	Oklahoma State Industries Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 1999A:
2,110	5.750%, 8/15/29 (Pre-refunded to 8/15/09) - MBIA Insured	8/09 at 101.00	AAA	2,334,588
2,890	5.750%, 8/15/29 - MBIA Insured	8/09 at 101.00	AAA	3,141,199

2,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999A, 6.000%, 6/01/21 - FGIC Insured	6/10 at 100.00	AAA	2,191,300

1,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax) - FGIC Insured	6/10 at 100.00	AAA	1,101,130
	Oregon - 0.4%

1,000	Clackamas County School District 86, Oregon, General Obligation Bonds, Series 2005, 5.000%, 6/15/25 - FSA Insured	6/15 at 100.00	AAA	1,069,520

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21	11/14 at 100.00	AA+	2,683,300
	Pennsylvania - 3.5%

1,500	Cumberland Valley School District, Cumberland County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 11/15/20 - FSA Insured	11/15 at 100.00	Aaa	1,619,550

4,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2005, 5.000%, 8/01/24 - MBIA Insured	8/15 at 100.00	AAA	4,257,520

4,980	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 - FSA Insured	9/14 at 100.00	AAA	5,245,534

	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A:
4,440	5.000%, 9/01/15 - MBIA Insured	No Opt. Call	AAA	4,835,471
2,430	5.000%, 9/01/16 - MBIA Insured	9/15 at 100.00	AAA	2,637,376
1,500	5.000%, 9/01/17 - MBIA Insured	9/15 at 100.00	AAA	1,620,240
2,680	5.000%, 9/01/18 - MBIA Insured	9/15 at 100.00	AAA	2,881,000

5,200	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 11/15/28 - FSA Insured	5/15 at 100.00	Aaa	5,515,900

	Seneca Valley School District, Bulter County, Pennsylvania, General Obligation Bonds, Series 2005:
1,000	5.000%, 1/01/21 (WI, settling 8/30/05) - FGIC Insured	7/15 at 100.00	Aaa	1,069,680
1,000	5.000%, 1/01/22 (WI, settling 8/30/05) - FGIC Insured	7/15 at 100.00	Aaa	1,066,350
	Puerto Rico - 0.9%

1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/18 - FGIC Insured	7/13 at 100.00	AAA	1,381,050

4,325	Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series 2001, 8.566%, 7/01/19 (IF) - FSA Insured	No Opt. Call	AAA	6,194,006
	Rhode Island - 0.1%

1,000	Providence Housing Development Corporation, Rhode Island, FHA-Insured Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.650%, 7/01/15 - MBIA Insured	1/06 at 101.00	AAA	1,011,610
	South Carolina - 2.4%

	Columbia, South Carolina, Certificates of Participation, Tourism Development Fee Pledge, Series 2003:
1,985	5.250%, 6/01/16 - AMBAC Insured	6/13 at 100.00	AAA	2,163,690
2,095	5.250%, 6/01/17 - AMBAC Insured	6/13 at 100.00	AAA	2,277,684

3,375	Georgetown County School District, South Carolina, General Obligation Bonds, Series 2000, 5.250%, 3/01/20 (Pre-refunded to 3/01/11) - FSA Insured	3/11 at 100.00	AAA	3,694,208

2,105	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/23 - MBIA Insured	8/14 at 100.00	AAA	2,271,506

10,350	Spartanburg County Health Service District, South Carolina, Hospital Revenue Refunding Bonds, Series 2002, 5.250%, 4/15/32 - FSA Insured	4/12 at 100.00	AAA	10,940,053
	Tennessee - 3.0%

2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured	3/10 at 101.00	AAA	2,192,300

	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Apartments, Series 2000A:
1,190	5.850%, 7/01/20 - MBIA Insured	7/10 at 102.00	Aaa	1,237,231
5,155	5.950%, 7/01/31 - MBIA Insured	7/10 at 102.00	Aaa	5,522,242

16,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC Insured	11/09 at 101.00	AAA	17,895,680
	Texas - 7.8%

	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds, Series 2001A:
8,000	5.625%, 11/01/26 (Alternative Minimum Tax) - FGIC Insured	11/11 at 100.00	AAA	8,594,960
3,855	5.500%, 11/01/31 (Alternative Minimum Tax) - FGIC Insured	11/11 at 100.00	AAA	4,094,164

	DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001:
275	5.500%, 2/15/21 (Pre-refunded to 2/15/11) - FGIC Insured	2/11 at 100.00	AAA	304,175
2,330	5.500%, 2/15/21 (Pre-refunded to 2/15/11) - FGIC Insured	2/11 at 100.00	AAA	2,577,190

	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
5,000	5.250%, 11/15/21 - MBIA Insured	11/11 at 100.00	AAA	5,290,250
6,500	5.250%, 11/15/22 - MBIA Insured	11/11 at 100.00	AAA	6,866,275
6,800	5.250%, 11/15/30 - MBIA Insured	11/11 at 100.00	AAA	7,167,812
2,500	5.375%, 11/15/41 - MBIA Insured	11/11 at 100.00	AAA	2,645,950

445	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	490,372

5,010	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.000%, 3/01/25 - MBIA Insured	3/12 at 100.00	AAA	5,252,835

1,190	Mansfield, Texas, General Obligation Bonds, Series 2004A, 5.250%, 2/15/25 - AMBAC Insured	2/14 at 100.00	AAA	1,286,450

2,280	North Texas Municipal Water District, Regional Wastewater System Revenue Bonds, Series 2001, 5.125%, 6/01/20 - FGIC Insured	12/11 at 100.00	AAA	2,439,372

20,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A, 0.000%, 8/15/17 - AMBAC Insured	No Opt. Call	AAA	11,840,400

	Waco, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2004:
1,490	5.000%, 2/01/22 - MBIA Insured	2/14 at 100.00	AAA	1,575,064
1,500	5.000%, 2/01/23 - MBIA Insured	2/14 at 100.00	AAA	1,582,335
1,580	5.000%, 2/01/24 - MBIA Insured	2/14 at 100.00	AAA	1,664,419

4,070	Williamson County, Texas, General Obligation Bonds, DRIVERS, Series 188, 11.254%, 2/15/21 (IF) – FSA Insured	2/11 at 100.00	AAA	5,143,259
	Utah - 0.6%

5,000	Emery County, Utah, Pollution Control Revenue Refunding Bonds, PacifiCorp Project, Series 1993A, 5.650%, 11/01/23 - AMBAC Insured	11/05 at 100.00	AAA	5,033,500
	Vermont - 0.1%

695	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-12A, 6.300%, 11/01/31 - FSA Insured	11/09 at 100.00	AAA	699,830
	Virginia - 0.9%

5,755	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/20 - AMBAC Insured	10/10 at 101.00	AAA	6,453,945

1,080	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2004A, 5.000%, 10/01/21 - MBIA Insured	10/14 at 100.00	AAA	1,146,409
	Washington - 8.7%

3,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2001A, 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured	7/11 at 101.00	AAA	3,255,180

5,040	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2002A, 5.450%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured	7/12 at 100.00	AAA	5,343,408

	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds, Series 2004:
1,535	5.000%, 9/01/23 - FGIC Insured	9/14 at 100.00	AAA	1,623,953
1,000	5.000%, 9/01/24 - FGIC Insured	9/14 at 100.00	AAA	1,056,410

	Douglas County Public Utility District 1, Washington, Revenue Refunding Bonds, Wells Hydroelectric, Series 2000A:
2,975	6.300%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured	9/10 at 100.00	AAA	3,327,032
1,135	6.350%, 9/01/18 (Alternative Minimum Tax) - MBIA Insured	9/10 at 100.00	AAA	1,269,123

3,300	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station - Nuclear Project 2, Series 2002, ROL-SER-II-152, 12.403%, 7/01/18 (IF) - MBIA Insured	7/12 at 100.00	AAA	4,506,612

1,435	Energy Northwest, Washington, Wind Project Revenue Bonds, Series 2003, 5.000%, 7/01/23 – AMBAC Insured	7/12 at 100.00	AAA	1,500,221

6,000	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 - FGIC Insured	9/12 at 100.00	AAA	6,274,620

1,785	Port of Seattle, Washington, Subordinate Lien Revenue Bonds, Series 1999B, 5.500%, 9/01/16 (Alternative Minimum Tax) - FGIC Insured	9/12 at 100.00	AAA	1,949,363

8,775	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/20 (Alternative Minimum Tax) - MBIA Insured	3/10 at 101.00	AAA	9,646,270

	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B:
460	6.250%, 9/01/26 (Alternative Minimum Tax) (Pre-refunded to 3/01/10) - MBIA Insured	3/10 at 101.00	AAA	514,570
7,475	6.250%, 9/01/26 (Alternative Minimum Tax) - MBIA Insured	3/10 at 101.00	AAA	8,297,175

11,400	Seattle, Washington, Water System Revenue Refunding Bonds, Series 1993, 5.250%, 3/01/24 – FGIC Insured	3/09 at 100.00	AAA	12,047,292

1,000	Snohomish County Public Utility District 1, Washington, Water Revenue Refunding Bonds, Series 2002, 5.500%, 12/01/22 - FGIC Insured	6/12 at 100.00	AAA	1,102,120

7,825	Snohomish County School District 16, Washington, Unlimited Tax General Obligation Bonds, Arlington School, Series 2000, 5.750%, 12/01/19 (Pre-refunded to 12/01/10) - FGIC Insured	12/10 at 100.00	Aaa	8,759,303

8,000	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 - FGIC Insured	No Opt. Call	AAA	4,192,960

2,050	Washington State Higher Education Facilities Authority, Revenue Bonds, Gonzaga University, Series 2002, 5.050%, 4/01/22 - MBIA Insured	10/12 at 100.00	AAA	2,159,672
	Wisconsin - 0.9%

2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 - FGIC Insured	No Opt. Call	AAA	2,621,640

5,000	Wisconsin, General Obligation Bonds, Series 2002G, 5.000%, 5/01/18 - MBIA Insured	5/13 at 100.00	AAA	5,373,050

$851,575	Total Long-Term Investments (cost $832,227,020) - 100.2%			886,616,028
	Other Assets Less Liabilities - (0.2)%			(1,460,925)

	Net Assets - 100%			$885,155,103

	Primarily all of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

	** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

	(WI) Security purchased on a when-issued basis.

	(IF) Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2005, the cost of investments was $ 832,041,234

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$54,983,594
Depreciation	(408,800)
Net unrealized appreciation (depreciation) of investments	$54,574,794

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund

July 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Alabama - 2.7%

$7,440	Alabama Public School and College Authority, Capital Improvement Revenue Bonds, Series 2002A, 5.000%, 2/01/21	2/12 at 100.00	AA	$7,903,586

	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001:
1,050	5.250%, 12/01/06	No Opt. Call	A-	1,072,743
1,340	5.250%, 12/01/07	No Opt. Call	A-	1,391,389

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
4,000	5.000%, 1/01/10	No Opt. Call	A	4,238,680
4,000	5.250%, 1/01/11	No Opt. Call	A	4,314,200
10,000	5.250%, 1/01/12	No Opt. Call	A	10,848,800
7,000	5.250%, 1/01/13	No Opt. Call	A	7,631,960
10,000	5.250%, 1/01/14	No Opt. Call	A	10,945,900
6,000	5.250%, 1/01/16	1/14 at 100.00	A	6,500,400

5,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured	2/09 at 101.00	AAA	5,474,500

9,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured	8/12 at 100.00	AAA	10,097,290
	Alaska - 0.3%

	Alaska Student Loan Corporation, Student Loan Revenue Bonds, Series 2005A:
4,000	5.250%, 7/01/13 - FSA Insured	No Opt. Call	AAA	4,432,400
3,000	5.250%, 7/01/14 - FSA Insured	No Opt. Call	AAA	3,339,690
	Arizona - 1.4%

7,550	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 1999A, 6.125%, 7/01/09	No Opt. Call	A-	7,934,823

	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004:
2,695	4.000%, 4/01/13	No Opt. Call	A-	2,683,088
1,000	5.000%, 4/01/17	4/14 at 100.00	A-	1,044,500

6,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/19 - MBIA Insured	7/13 at 100.00	Aaa	6,641,040

2,740	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/14	No Opt. Call	Baa1	2,892,700

11,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/14 - MBIA Insured	12/13 at 100.00	AAA	11,950,070

3,770	Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 2003A, 5.000%, 7/01/15 - AMBAC Insured	7/13 at 100.00	AAA	4,094,333
	Arkansas - 0.7%

	Arkansas Development Finance Authority, State Facility Revenue Bonds, Arkansas Correction Project, Series 2005A:
2,360	5.000%, 11/01/14 - FSA Insured	No Opt. Call	AAA	2,583,350
2,000	5.000%, 11/01/15 - FSA Insured	No Opt. Call	AAA	2,191,820

	Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Baxter County Regional Hospital, Series 1999B:
500	5.000%, 9/01/09	No Opt. Call	BBB	518,710
2,500	5.625%, 9/01/28	9/09 at 100.00	BBB	2,575,175

4,000	Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas Inc., Series 1997, 5.600%, 10/01/17	12/05 at 100.00	Baa2	4,005,200

	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2005:
1,565	5.000%, 12/01/12 - CIFG Insured	No Opt. Call	AAA	1,680,794
1,255	5.000%, 12/01/15 - CIFG Insured	No Opt. Call	AAA	1,352,965

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
1,270	5.000%, 2/01/14 (WI, settling 8/17/05)	No Opt. Call	BBB	1,326,515
1,000	5.000%, 2/01/17 (WI, settling 8/17/05)	2/15 at 100.00	BBB	1,032,380
1,165	5.000%, 2/01/18 (WI, settling 8/17/05)	2/15 at 100.00	BBB	1,196,397
	California - 10.8%

1,955	Adelanto Public Financing Authority, California, Lease Revenue Refunding Bonds, Community Correctional Facility, Series 2001A, 5.250%, 4/01/10	No Opt. Call	A-	2,104,675

3,845	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 1994A, 5.000%, 7/01/14 - AMBAC Insured	1/06 at 101.00	AAA	3,890,409

18,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 - MBIA Insured	No Opt. Call	AAA	20,612,700

10,870	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/14 - MBIA Insured	2/13 at 100.00	AAA	11,960,152

	California, General Obligation Bonds, Series 2004:
15,000	5.000%, 4/01/11	No Opt. Call	A	16,131,750
17,000	5.250%, 12/01/12	No Opt. Call	A	18,724,990

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
8,000	6.000%, 5/01/15	5/12 at 101.00	A2	9,162,160
10,000	5.875%, 5/01/16	5/12 at 101.00	A2	11,229,900

	California, Economic Recovery Revenue Bonds, Series 2004A:
15,000	5.250%, 7/01/12	No Opt. Call	AA-	16,537,950
20,000	5.250%, 7/01/13	No Opt. Call	AA-	22,191,000
7,500	5.250%, 7/01/14	No Opt. Call	AA-	8,367,300

	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C:
3,715	5.000%, 6/01/10	No Opt. Call	A-	3,966,023
3,500	5.000%, 6/01/11	No Opt. Call	A-	3,757,705
5,000	5.000%, 6/01/12	No Opt. Call	A-	5,392,450
6,000	5.500%, 6/01/13	No Opt. Call	A-	6,694,200
8,075	5.500%, 6/01/14	12/13 at 100.00	A-	9,015,980
3,940	5.500%, 6/01/17	12/13 at 100.00	A-	4,359,768

2,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Butterfield State, Series 2005A, 5.000%, 6/01/12	No Opt. Call	A-	2,149,480

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G:
2,300	5.250%, 7/01/11	No Opt. Call	BBB+	2,482,896
750	5.250%, 7/01/13	No Opt. Call	BBB+	814,155

14,570	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community Hospitals of Central California, Series 1993, 5.250%, 2/01/13	8/05 at 100.00	Baa2	14,579,762

3,695	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 - RAAI Insured	8/13 at 100.00	AA	3,971,903

	Delano Financing Authority, California, State Correctional Facilities Lease Revenue Bonds, Series 2002A:
1,605	4.875%, 4/01/08	No Opt. Call	A-	1,648,576
2,185	5.750%, 4/01/10	No Opt. Call	A-	2,334,061

10,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 6.000%, 1/01/34 (Pre-refunded to 1/01/07)	1/07 at 100.00	AAA	10,457,900

15,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B, 5.375%, 6/01/17 (Pre-refunded to 6/01/06)	6/06 at 100.00	A-***	15,331,050

5,000	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	AAA	5,860,150

2,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-3, 5.375%, 7/01/21	7/06 at 100.00	AA-	2,540,275

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.250%, 7/01/19 - FSA Insured	7/13 at 100.00	AAA	5,527,800

6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 - AMBAC Insured	4/08 at 101.00	AAA	6,269,580

3,000	Port of Oakland, California, Revenue Refunding Bonds, Series 1997I, 5.600%, 11/01/19 – MBIA Insured	11/07 at 102.00	AAA	3,225,990

4,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999, 6.250%, 9/01/29	9/09 at 101.00	Baa3	4,197,920

4,635	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Foothill Area, Series 1994C, 8.000%, 8/15/09 - FGIC Insured	No Opt. Call	AAA	5,462,023

100	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, Senior Series 2001A, San Diego County Tobacco Asset Securitization Corporation, 4.700%, 6/01/11	No Opt. Call	BBB	103,319

5,740	Torrance Redevelopment Agency, California, Senior Lien Tax Allocation Bonds, Industrial Redevelopment Project, Series 1999C, 5.450%, 9/01/18 - MBIA Insured	9/09 at 102.00	AAA	6,295,919

8,780	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003Q, 5.000%, 9/01/16 - FSA Insured	9/11 at 101.00	AAA	9,405,048

6,100	University of California, General Revenue Bonds, Series 2003B, 5.250%, 5/15/15 - AMBAC Insured	5/13 at 100.00	AAA	6,760,935

1,135	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and Electric Company, Series 1966A, 4.000%, 3/01/16	9/05 at 100.00	Baa3	1,127,895
	Colorado - 1.8%

4,935	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2004, 5.250%, 12/01/10 - FSA Insured	No Opt. Call	AAA	5,397,261

6,445	Adams County, Colorado, FHA-Insured Mortgage Revenue Bonds, Platte Valley Medical Center, Series 2005, 5.250%, 8/01/17 - MBIA Insured	8/15 at 100.00	AAA	7,081,637

2,000	Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Refunding Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)	12/06 at 102.00	AA	2,072,900

2,000	Colorado Health Facilities Authority, Revenue Bonds, PorterCare Adventist Health System, Series 2001, 6.500%, 11/15/31	11/11 at 101.00	A+	2,215,400

9,915	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/16 (Alternative Minimum Tax) - FGIC Insured	11/11 at 100.00	AAA	10,766,302

3,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 6.000%, 11/15/16 (Alternative Minimum Tax) - AMBAC Insured	11/10 at 100.00	AAA	3,325,020

5,775	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/15 - XLCA Insured	12/13 at 100.00	AAA	6,201,080

8,245	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A, 5.250%, 9/01/18 - MBIA Insured	9/07 at 101.00	AAA	8,672,503

125	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 1996, 6.750%, 5/01/06 (Alternative Minimum Tax)	No Opt. Call	N/R	126,240
	Connecticut - 0.1%

1,500	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A, 5.250%, 8/01/11 - MBIA Insured	No Opt. Call	AAA	1,651,995
	District of Columbia - 2.2%

	District of Columbia, Certificates of Participation, Series 2003:
3,695	5.500%, 1/01/15 - AMBAC Insured	1/14 at 100.00	AAA	4,097,644
1,000	5.500%, 1/01/16 - AMBAC Insured	1/14 at 100.00	AAA	1,104,450

11,530	District of Columbia, General Obligation Bonds, Series 2003B, 5.000%, 6/01/15 - AMBAC Insured	6/13 at 100.00	AAA	12,443,637

1,900	District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.000%, 6/01/11 – MBIA Insured	No Opt. Call	AAA	2,146,639

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
110	5.375%, 5/15/10	No Opt. Call	BBB	116,927
7,090	6.000%, 5/15/11	No Opt. Call	BBB	7,806,799
3,500	5.800%, 5/15/13	5/11 at 101.00	BBB	3,792,145
3,000	5.875%, 5/15/14	5/11 at 101.00	BBB	3,256,860
10,705	6.250%, 5/15/24	5/11 at 101.00	BBB	11,542,773
2,920	6.500%, 5/15/33	No Opt. Call	BBB	3,471,062

6,250	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue Bonds, Series 1998, 5.250%, 10/01/17 - AMBAC Insured	10/08 at 101.00	AAA	6,661,500
	Florida - 2.0%

300	Brevard County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds, Windover Oaks and Windover Health Club Apartments Projects, Series 1996A, 6.900%, 2/01/27 (Mandatory put 2/01/07)	2/06 at 101.00	AAA	307,455

5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/23 - MBIA Insured	7/13 at 100.00	AAA	5,280,500

500	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 6.200%, 10/01/10 – MBIA Insured	No Opt. Call	AAA	567,230

50	Escambia County Housing Finance Authority, Florida, GNMA/FNMA Multi-County Single Family Mortgage Revenue Bonds, Series 1997A, 5.500%, 4/01/08 (Alternative Minimum Tax)	4/07 at 102.00	Aaa	51,350

3,245	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2003C, 5.000%, 7/01/17 - AMBAC Insured	7/13 at 101.00	AAA	3,515,828

7,695	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series 2003A, 5.000%, 7/01/16 - FSA Insured	7/13 at 101.00	AAA	8,364,696

1,690	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 1997, 5.750%, 10/01/11 (Alternative Minimum Tax) - FGIC Insured	No Opt. Call	AAA	1,867,737

200	Halifax Hospital Medical Center, Daytona Beach, Florida, Healthcare Facilities Revenue Bonds, Halifax Management System Inc., Series 1998A, 4.600%, 4/01/08 - ACA Insured	No Opt. Call	A	204,890

4,210	JEA, Florida, St. John’s River Power Park System Revenue Refunding Bonds, Issue Two, Series Nine, 5.250%, 10/01/21	10/05 at 100.00	Aa2	4,237,155

5,000	Key West Utility Board, Florida, Electric System Revenue Refunding Bonds, Series 2000, 6.000%, 10/01/12 - AMBAC Insured	No Opt. Call	AAA	5,762,550

400	Lee County, Florida, Capital Improvement Revenue Refunding Bonds, Series 1997A, 5.750%, 10/01/11 - MBIA Insured	No Opt. Call	AAA	450,852

250	Lee County Hospital Board, Florida, Fixed-Rate Hospital Revenue Bonds, Lee Memorial Health System, Series 1997A, 5.400%, 4/01/09 (Pre-refunded to 4/01/07) - MBIA Insured	4/07 at 102.00	AAA	263,773

125	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 1996A, 5.600%, 7/01/08	7/06 at 102.00	A	129,761

3,675	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/10	No Opt. Call	A-	3,875,398

105	Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)	9/07 at 102.00	AAA	105,227

6,020	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16	4/13 at 100.00	Aa1	6,534,108

9,275	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2004-2, 5.250%, 10/01/10 - MBIA Insured	No Opt. Call	Aaa	10,128,114

515	Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals Inc., Series 1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)	No Opt. Call	N/R	512,312

600	Sarasota Elderly Housing Corporation, Florida, First Mortgage Revenue Bonds, McCown Towers Annex Project, Series 1978, 7.500%, 7/01/09	1/06 at 102.00	N/R	583,272
	Georgia - 0.5%

7,330	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 1992, 6.375%, 1/01/14 – FGIC Insured	No Opt. Call	AAA	8,548,759

3,240	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003, 5.000%, 1/01/11 - FSA Insured	No Opt. Call	AAA	3,490,484
	Illinois - 11.2%

12,675	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted Housing Development Revenue Refunding Bonds, Series 1992B, 6.900%, 7/01/22	1/06 at 100.00	AA	12,695,534

17,500	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%, 7/01/19	7/12 at 100.00	AA***	18,588,500

22,395	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1993C-1, 5.000%, 1/01/18 - MBIA Insured	1/06 at 100.00	AAA	22,597,227

61,250	Chicago, Illinois, General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1993A, 5.000%, 1/01/16	1/06 at 100.00	A+	61,397,000

10,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured	1/10 at 101.00	AAA	10,671,400

9,100	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit Authority, Series 2003, 5.250%, 3/01/22 - AMBAC Insured	3/13 at 100.00	AAA	9,760,933

3,205	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.000%, 1/01/15 – FGIC Insured	1/06 at 102.00	AAA	3,293,298

22,335	Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15 - FGIC Insured	11/06 at 102.00	AAA	23,263,913

1,250	Cicero, Cook County, Illinois, General Obligation Tax Increment Bonds, Series 2005A, 5.000%, 1/01/14 - XLCA Insured	No Opt. Call	AAA	1,357,675

6,760	Cook County, Illinois, General Obligation Refunding Bonds, Series 2002D, 5.250%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AAA	7,403,755

1,000	Illinois Development Finance Authority, Adjustable Rate Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB	1,038,030

	Illinois Finance Authority, Revenue Bonds, Swedish American Hospital, Series 2004:
2,255	5.000%, 11/15/10 - AMBAC Insured	No Opt. Call	AAA	2,413,459
2,575	5.000%, 11/15/11 - AMBAC Insured	No Opt. Call	AAA	2,766,245
2,705	5.000%, 11/15/12 - AMBAC Insured	No Opt. Call	AAA	2,915,314
2,845	5.000%, 11/15/13 - AMBAC Insured	No Opt. Call	AAA	3,074,848
1,740	5.000%, 11/15/14 - AMBAC Insured	No Opt. Call	AAA	1,885,812

	Illinois Health Facilities Authority, Revenue Bonds, Rush-Presbyterian St. Luke’s Medical Center Obligated Group, Series 1993:
3,000	5.250%, 11/15/20 - MBIA Insured	11/05 at 100.00	AAA	3,016,890
34,120	5.500%, 11/15/25 - MBIA Insured	11/05 at 100.00	AAA	34,328,473

	Illinois Health Facilities Authority, Revenue Bonds, Centegra Health System, Series 1998:
500	5.500%, 9/01/09	9/08 at 101.00	A-	529,615
500	5.500%, 9/01/10	9/08 at 101.00	A-	528,205

1,000	Illinois Health Facilities Authority, Revenue Bonds, Methodist Medical Center of Illinois, Series 1998, 5.500%, 11/15/12 - MBIA Insured	11/08 at 101.00	AAA	1,073,820

	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A:
500	5.750%, 8/15/08	8/07 at 101.00	BBB-	517,345
3,245	5.375%, 8/15/16	8/07 at 101.00	BBB-	3,242,242

8,000	Illinois Health Facilities Authority, Revenue Bonds, OSF Healthcare System, Series 1999, 6.250%, 11/15/29	11/09 at 101.00	A	8,579,440

9,025	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 7.000%, 5/15/22	5/10 at 101.00	Baa2	9,972,084

3,000	Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Hospital Association, Series 2001, 6.000%, 10/01/24	10/11 at 100.00	A	3,222,750

	Illinois Health Facilities Authority, Revenue Refunding Bonds, University of Chicago Hospitals, Series 2003:
3,120	5.000%, 8/15/13 – MBIA Insured	No Opt. Call	AAA	3,371,285
7,410	5.000%, 8/15/14 – MBIA Insured	8/13 at 100.00	AAA	7,970,715

1,500	Illinois, Sales Tax Revenue Bonds, Series 2004, 5.000%, 6/15/11	No Opt. Call	AAA	1,621,680

23,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 5.750%, 6/15/41 - MBIA Insured	6/12 at 101.00	AAA	25,838,890

5,325	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 - Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R	5,402,905
	Indiana - 0.8%

3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	9/11 at 100.00	A+	3,120,330

11,590	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Methodist Hospital of Indiana Inc., Series 1992A, 5.750%, 9/01/11 - AMBAC Insured	9/05 at 100.00	AAA	11,772,079

1,480	Indiana State Office Building Commission, Revenue Bonds, Indiana State Museum, Series 2004C, 5.250%, 7/01/15 - FGIC Insured	No Opt. Call	AAA	1,643,688

	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2005:
1,025	5.000%, 7/15/13 - MBIA Insured	No Opt. Call	AAA	1,111,213
1,185	5.000%, 7/15/14 - MBIA Insured	No Opt. Call	AAA	1,287,716

2,120	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21	11/05 at 100.00	AA-***	2,571,157
	Iowa - 0.2%

1,245	Iowa Housing Finance Authority, Single Family Mortgage Bonds, Series 1977A, 5.875%, 8/01/08	8/05 at 100.00	Aaa	1,258,483

	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
2,475	5.500%, 6/01/12	6/11 at 101.00	BBB	2,661,343
90	5.500%, 6/01/13	6/11 at 101.00	BBB	96,149
1,195	5.500%, 6/01/14	6/11 at 101.00	BBB	1,274,097
	Kansas - 0.5%

	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003:
3,350	5.000%, 10/01/19 - FGIC Insured	10/13 at 100.00	AAA	3,601,686
7,700	5.000%, 10/01/20 - FGIC Insured	10/13 at 100.00	AAA	8,262,408
	Kentucky - 0.9%

500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09	No Opt. Call	Ba1***	547,565

1,500	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 73, Series 2001, 5.250%, 11/01/11	No Opt. Call	Aa3	1,648,725

4,820	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 79, Series 2003, 5.125%, 10/01/17 (Pre-refunded to 10/01/13) - MBIA Insured	10/13 at 100.00	AAA	5,330,775

16,980	Kentucky Turnpike Authority, Road Resource Recovery Revenue Refunding Bonds, Series 1987A, 5.000%, 7/01/08	1/06 at 100.00	Aa3***	17,029,242
	Louisiana - 0.8%

5,030	New Orleans, Louisiana, Refunding Certificates of Indebtedness, Series 1998B, 5.000%, 12/01/12 - FSA Insured	12/08 at 102.00	AAA	5,382,251

2,400	St. Martin Parish, Louisiana, Industrial Development Revenue Bonds, Cargill Inc., Series 2004, 4.350%, 10/01/12	No Opt. Call	A+	2,457,072

12,950	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB	13,718,712
	Maryland - 0.1%

1,565	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	1/07 at 102.00	Aa2	1,618,367

500	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Pickersgill Inc., Series 1997A, 5.750%, 1/01/08	1/07 at 102.00	A-	525,300
	Massachusetts - 7.0%

8,140	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A, 5.250%, 7/01/15 (Pre-refunded to 7/01/12) - FSA Insured	7/12 at 100.00	AAA	8,932,673

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.500%, 11/01/14	No Opt. Call	AA	11,333,800

4,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002B, 5.500%, 3/01/19 (Pre-refunded to 3/01/12) - FSA Insured	3/12 at 100.00	AAA	4,426,800

	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C:
19,675	5.500%, 11/01/11 - FSA Insured	No Opt. Call	AAA	21,865,024
4,000	5.500%, 11/01/19 (Pre-refunded to 11/01/12)	11/12 at 100.00	AA***	4,456,400

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004D, 5.000%, 12/01/22 (Pre-refunded to 12/01/14) - FSA Insured	12/14 at 100.00	AAA	10,923,200

5,400	Massachusetts, General Obligation Refunding Bonds, Series 1996A, 6.000%, 11/01/11 - MBIA Insured	No Opt. Call	AAA	6,141,798

	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A:
9,060	5.000%, 1/01/19 (Pre-refunded to 1/01/13)	1/13 at 100.00	AA***	9,821,131
5,250	5.125%, 1/01/20 (Pre-refunded to 1/01/13)	1/13 at 100.00	AA***	5,733,315
12,500	5.000%, 1/01/21 (Pre-refunded to 1/01/13)	1/13 at 100.00	AA***	13,550,125

	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003C:
10,000	5.250%, 8/01/20 (Pre-refunded to 8/01/13)	8/13 at 100.00	AA***	11,027,600
7,040	5.000%, 8/01/21 (Pre-refunded to 8/01/13)	8/13 at 100.00	AA***	7,642,694

7,000	Massachusetts, General Obligation Bonds, Series 2003D, 5.500%, 10/01/15	No Opt. Call	AA	7,967,330

5,000	Massachusetts, Federal Highway Grant Anticipation Notes, Series 2000A, 5.750%, 12/15/12 – FSA Insured	12/10 at 100.00	Aaa	5,543,550

2,850	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.500%, 1/01/11 - MBIA Insured	No Opt. Call	AAA	3,113,768

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 1998B, 5.250%, 7/01/10 - ACA Insured	7/08 at 101.00	A	837,584

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:
1,500	5.450%, 12/01/12 (Alternative Minimum Tax)	12/08 at 102.00	BBB	1,538,235
1,825	5.500%, 12/01/13 (Alternative Minimum Tax)	12/08 at 102.00	BBB	1,871,282

	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A:
10,000	5.000%, 12/15/11 – FSA Insured	No Opt. Call	Aaa	10,807,600
12,500	5.000%, 12/15/12 – FSA Insured	No Opt. Call	Aaa	13,555,375
12,000	5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aaa	13,058,640
7,015	5.000%, 12/15/14 - FSA Insured	No Opt. Call	Aaa	7,654,487
	Michigan - 5.2%

5,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 1996A, 5.700%, 5/01/25 (Pre-refunded to 5/01/06) - AMBAC Insured	5/06 at 102.00	AAA	5,210,550

1,080	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 5.500%, 7/01/14	No Opt. Call	BBB	1,163,948

2,575	L’Anse Creuse Public Schools, Macomb County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/13 - FSA Insured	No Opt. Call	AAA	2,808,733

3,370	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds, Aquinas College, Series 1998C, 5.125%, 5/01/16 - RAAI Insured	5/08 at 100.00	AA	3,448,319

4,025	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/15	10/14 at 100.00	AAA	4,407,335

1,805	Michigan Public Power Agency, Revenue Refunding Bonds, Belle River Project, Series 2002A, 5.250%, 1/01/09 - MBIA Insured	No Opt. Call	AAA	1,924,906

15,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 1997II, 4.750%, 10/15/13 (Pre-refunded to 10/15/07)	10/07 at 100.00	AA-***	15,593,550

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 1998I:
5,000	5.250%, 10/15/12	10/09 at 100.00	AA-	5,350,300
14,080	4.750%, 10/15/17	10/09 at 100.00	AA-	14,631,373
3,850	4.750%, 10/15/21	10/09 at 100.00	AA-	3,931,466

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I:
5,930	5.250%, 10/15/12 - FSA Insured	No Opt. Call	AAA	6,549,388
3,500	5.250%, 10/15/15 - FSA Insured	10/13 at 100.00	AAA	3,862,670

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B:
20,185	5.750%, 8/15/13	8/05 at 101.00	BB-	19,765,354
41,900	5.500%, 8/15/23	8/05 at 101.00	BB-	39,345,357

545	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community Hospital, Series 1995, 6.100%, 10/01/07	No Opt. Call	BBB	566,151

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Genesys Regional Medical Center Obligated Group, Series 1998A, 5.500%, 10/01/08	No Opt. Call	Aaa	1,072,710

215	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 4.900%, 6/01/08	No Opt. Call	BBB-	217,731

1,470	Saginaw Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Covenant Medical Center, Series 2004G, 5.000%, 7/01/12	No Opt. Call	A	1,561,728

3,500	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/14 - MBIA Insured	No Opt. Call	AAA	3,829,770
	Minnesota - 0.8%

	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003:
1,050	5.250%, 12/01/10	No Opt. Call	BBB+	1,124,099
3,130	5.250%, 12/01/11	No Opt. Call	BBB+	3,363,122

955	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.800%, 8/01/11 – MBIA Insured	8/05 at 102.00	AAA	975,332

950	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Regions Hospital, Series 1998, 5.000%, 5/15/09	No Opt. Call	BBB+	986,708

	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Gillette Children’s Specialty Healthcare, Series 2005:
225	5.000%, 2/01/12	No Opt. Call	N/R	232,823
375	5.000%, 2/01/13	No Opt. Call	N/R	386,588
400	5.000%, 2/01/14	No Opt. Call	N/R	409,176
300	5.000%, 2/01/15	No Opt. Call	N/R	305,454

2,685	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.000%, 12/01/13	No Opt. Call	AA+	2,933,363

3,950	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 2002A, 5.000%, 1/01/09 - AMBAC Insured	No Opt. Call	AAA	4,187,198

5,000	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 - ACA Insured	No Opt. Call	A	5,482,800
	Mississippi - 0.3%

8,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/05 at 100.00	BBB-	8,789,987
	Missouri - 2.1%

6,220	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/15 - MBIA Insured	3/14 at 100.00	Aaa	6,775,757

6,020	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/19	2/15 at 102.00	BBB+	6,503,165

13,180	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B, 5.375%, 9/01/15 - FGIC Insured	9/12 at 100.00	AAA	14,471,904

5,200	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2004E, 5.250%, 9/01/10 (Alternative Minimum Tax) - FGIC Insured	No Opt. Call	AAA	5,580,068

	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A:
550	5.375%, 11/15/09	11/08 at 102.00	N/R	542,405
3,650	5.800%, 11/15/17	11/08 at 102.00	N/R	3,513,162

520	Missouri Housing Development Commission, FHA-Insured Mortgage Loan Housing Development Bonds, Series 1979B, 7.000%, 9/15/22 (Pre-refunded to 9/15/05)	9/05 at 100.00	Aaa	521,206

300	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 1997, 5.550%, 2/01/09	2/07 at 102.00	N/R	311,982

350	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Kiel Center Multipurpose Arena, Series 1992, 7.625%, 12/01/09 (Alternative Minimum Tax)	12/05 at 100.00	N/R	351,785

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
4,245	5.000%, 7/01/20 - MBIA Insured	7/15 at 100.00	AAA	4,526,995
4,765	5.000%, 7/01/21 - MBIA Insured	7/15 at 100.00	AAA	5,069,579
3,320	5.000%, 7/01/22 - MBIA Insured	7/15 at 100.00	AAA	3,523,914
2,395	5.000%, 7/01/23 - MBIA Insured	7/15 at 100.00	AAA	2,536,113
	Montana - 0.3%

6,625	Montana Health Facility Authority, Healthcare Facility Revenue Bonds, Community Medical Center Inc., Series 1996, 6.375%, 6/01/18	6/06 at 102.00	BBB-	6,825,539
	National - 0.1%

3,500	GMAC Municipal Mortgage Trust, Series A1-1, 4.150%, 10/31/39 (Alternative Minimum Tax) (Mandatory put 10/31/09)	No Opt. Call	A3	3,486,840
	Nebraska - 0.4%

	Nebraska Public Power District, General Revenue Bonds, Series 2005B-2:
5,000	5.000%, 1/01/09 - FGIC Insured	No Opt. Call	AAA	5,296,900
5,000	5.000%, 1/01/10 - FGIC Insured	No Opt. Call	AAA	5,352,300
	Nevada - 0.4%

1,925	Henderson Local Improvement District T-4C, Nevada, Limited Obligation Refunding Bonds, Green Valley Properties, Series 1999A, 5.900%, 11/01/18	11/05 at 103.00	N/R	1,986,927

3,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 - ACA Insured	10/12 at 101.00	A	3,367,800

4,005	Washoe County Airport Authority, Reno, Nevada, Airport Revenue Bonds, Series 2003, 5.000%, 7/01/11 - FSA Insured	No Opt. Call	Aaa	4,289,395
	New Hampshire - 0.4%

10,000	New Hampshire Housing Finance Authority, Multifamily Remarketed Housing Bonds, Series 1994I, 5.600%, 1/01/24 (Alternative Minimum Tax)	6/11 at 100.00	Aaa	10,483,900
	New Jersey - 3.3%

14,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%, 12/15/13 - FSA Insured	No Opt. Call	Aaa	15,319,220

1,000	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999B, 7.000%, 12/01/29 (Alternative Minimum Tax) (Mandatory put 12/01/09)	No Opt. Call	BBB	1,108,470

20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.250%, 12/15/12 - FGIC Insured	No Opt. Call	AAA	22,077,000

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004A:
5,000	5.250%, 6/15/11 - FGIC Insured	No Opt. Call	AAA	5,466,000
5,000	5.250%, 6/15/12 - FGIC Insured	No Opt. Call	AAA	5,497,850

10,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.500%, 12/15/11 - FSA Insured	No Opt. Call	AAA	11,120,700

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
6,815	5.000%, 6/01/09	No Opt. Call	BBB	7,082,761
6,155	5.500%, 6/01/12	No Opt. Call	BBB	6,612,747
9,535	5.750%, 6/01/16	6/12 at 100.00	BBB	10,174,417
1,950	5.750%, 6/01/32	6/12 at 100.00	BBB	2,058,518
	New Mexico - 0.3%

7,600	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded to 8/01/11)	8/11 at 101.00	AA-***	8,143,324
	New York - 11.1%

16,845	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.000%, 12/01/18 - FSA Insured	6/08 at 101.00	AAA	17,788,994

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B:
12,500	5.250%, 12/01/13	No Opt. Call	A-	13,728,125
1,540	5.250%, 6/01/14	No Opt. Call	A-	1,695,063

3,200	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.000%, 6/01/27	6/13 at 100.00	BBB	3,344,288

10,770	New York City, New York, General Obligation Bonds, Fiscal Series 1998J, 5.375%, 8/01/13	8/08 at 101.00	A+	11,456,803

6,435	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.000%, 8/01/07	No Opt. Call	A+	6,685,836

	New York City, New York, General Obligation Bonds, Fiscal Series 1997E:
920	6.000%, 8/01/16 (Pre-refunded to 8/01/06)	8/06 at 101.50	A+***	963,553
2,000	6.000%, 8/01/16	8/06 at 101.50	A+	2,085,960

3,500	New York City, New York, General Obligation Bonds, Fiscal Series 2004G, 5.000%, 8/01/10	No Opt. Call	A+	3,740,800

	New York City, New York, General Obligation Bonds, Fiscal Series 2004A:
10,185	5.000%, 8/01/11	No Opt. Call	A+	10,931,866
7,080	5.000%, 8/01/12	No Opt. Call	A+	7,621,691

	New York City, New York, General Obligation Bonds, Fiscal Series 2004B:
15,000	5.250%, 8/01/11	No Opt. Call	A+	16,300,650
5,000	5.250%, 8/01/12	No Opt. Call	A+	5,458,950

4,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005D, 5.000%, 11/01/16 – FSA Insured	11/14 at 100.00	AAA	4,337,240

	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court Facilities, Series 2003A:
12,315	5.750%, 5/15/14	5/13 at 100.00	A+	13,824,080
15,500	5.500%, 5/15/18 (Pre-refunded to 5/15/13)	5/13 at 100.00	A+***	17,501,980

7,075	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/31 (Mandatory put 7/01/13) - FGIC Insured	No Opt. Call	AAA	7,824,455

	Dormitory Authority of the State of New York, Mortgage Insurance Fund Project Pool Bonds, State of New York Mortgage Agency, AIDS Long Term Health Care Facility, Series 2005:
3,500	5.000%, 11/01/13	11/10 at 100.00	Aa1	3,706,220
1,065	5.000%, 11/01/14	11/10 at 100.00	Aa1	1,127,750

	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D:
3,280	5.000%, 2/15/12 - FGIC Insured	No Opt. Call	AAA	3,551,125
1,685	5.000%, 8/15/13 - FGIC Insured	No Opt. Call	AAA	1,838,386

16,500	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/11 - FSA Insured	No Opt. Call	AAA	17,980,875

5,925	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 1997B, 5.500%, 8/15/17	2/07 at 102.00	AA-	6,235,470

15,870	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.350%, 4/01/26 (Alternative Minimum Tax)	10/11 at 100.00	Aa1	16,459,888

	New York State Power Authority, General Revenue Bonds, Series 2000A:
4,395	5.500%, 11/15/16	12/05 at 100.00	Aa2	4,439,170
3,775	5.500%, 11/15/17	12/05 at 100.00	Aa2	3,812,788

8,200	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002E, 5.500%, 10/01/17 - MBIA Insured	10/12 at 100.00	AAA	9,173,914

3,550	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2003A, 5.250%, 1/01/21 (Mandatory put 1/01/09)	No Opt. Call	AA-	3,757,675

400	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07 (Alternative Minimum Tax)	No Opt. Call	N/R	420,780

1,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 6.250%, 12/01/10 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	1,114,920

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
2,000	5.250%, 6/01/16	6/10 at 100.00	AA-	2,161,400
40,000	5.500%, 6/01/17	6/11 at 100.00	AA-	44,245,200

15,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/17	6/11 at 100.00	AA-	16,508,700

10,860	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/14 - MBIA Insured	No Opt. Call	AAA	11,830,450
	North Carolina - 3.1%

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/17	11/13 at 100.00	AA-	2,120,540

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D:
10,000	5.375%, 1/01/11	No Opt. Call	BBB	10,716,800
20,000	5.375%, 1/01/13	No Opt. Call	BBB	21,650,200
11,000	5.125%, 1/01/23	1/13 at 100.00	BBB	11,320,870

11,230	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 7.000%, 1/01/08	No Opt. Call	BBB	12,130,758

2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1999B, 5.600%, 1/01/15	1/09 at 102.00	BBB	2,654,175

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A:
7,000	5.500%, 1/01/13	No Opt. Call	A3	7,732,130
10,000	5.250%, 1/01/18 - MBIA Insured	1/13 at 100.00	AAA	10,896,100

625	Wilmington Housing Authority, North Carolina, First Mortgage Revenue Bonds, Series 1979, 7.750%, 6/01/10	12/05 at 100.00	N/R***	627,938
	Ohio - 0.4%

1,000	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. - Guarantors, Series 1988C, 6.050%, 10/01/09	No Opt. Call	AAA	1,097,730

5,635	Hamilton County, Ohio, Sewer System Revenue Refunding and Improvement Bonds, Metropolitan Sewer District, Series 2003A, 5.000%, 12/01/15 - MBIA Insured	12/13 at 100.00	AAA	6,131,331

245	Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley Medical Center, Series 1996C, 6.000%, 5/15/06	No Opt. Call	BBB+	250,287

2,800	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2005A, 5.000%, 4/01/14 - FSA Insured	No Opt. Call	AAA	3,066,700
	Oklahoma - 0.5%

8,375	Oklahoma, General Obligation Bonds, Series 2003A, 5.000%, 7/15/17 - FGIC Insured	7/13 at 101.00	AAA	9,130,844
	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
120	5.250%, 5/15/12	No Opt. Call	Baa1	127,097
700	5.250%, 5/15/13	No Opt. Call	Baa1	739,186
790	5.250%, 5/15/14	No Opt. Call	Baa1	834,935
1,050	5.250%, 5/15/15	5/14 at 100.00	Baa1	1,103,025
	Oregon - 0.5%

3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.250%, 11/15/15	11/14 at 100.00	AA+	3,342,750

8,720	Oregon Department of Administrative Services, Certificates of Participation, Series 1997A, 5.800%, 5/01/24 (Pre-refunded to 5/01/07) - AMBAC Insured	5/07 at 101.00	AAA	9,239,712
	Pennsylvania - 1.2%

6,305	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB-	6,847,545

	Pennsylvania Housing Finance Agency, FHA-Insured Multifamily Housing Revenue Refunding Mortgage Loan Bonds, Series 1992:
1,575	8.100%, 7/01/13	1/06 at 100.00	AAA	1,579,253
7,965	8.200%, 7/01/24	1/06 at 100.00	AAA	8,104,228

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Geneva College, Series 1998:
470	4.900%, 4/01/07	No Opt. Call	BBB-	477,398
495	4.950%, 4/01/08	No Opt. Call	BBB-	507,573

3,150	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/14 - FSA Insured	No Opt. Call	AAA	3,394,913

5,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%, 8/01/17 (Pre-refunded to 8/01/12) - FGIC Insured	8/12 at 100.00	AAA	5,645,800

3,500	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2002A, 5.000%, 9/01/12 - AMBAC Insured	3/12 at 100.00	AAA	3,769,080
	Puerto Rico - 4.9%

11,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	12,394,690

2,200	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.000%, 5/15/08	No Opt. Call	BBB	2,287,318

10,000	Puerto Rico, General Obligation Bonds, Series 2004A, 5.000%, 7/01/30 (Mandatory put 7/01/12)	No Opt. Call	BBB	10,614,700

10,000	Puerto Rico, General Obligation Refunding Bonds, Series 2002, 5.500%, 7/01/12 - FGIC Insured	No Opt. Call	AAA	11,282,000

5,000	Puerto Rico, General Obligation Refunding Bonds, Series 2003C, 5.000%, 7/01/18 (Mandatory put 7/01/08)	No Opt. Call	BBB	5,221,350

5,280	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Z, 6.250%, 7/01/15 - MBIA Insured	No Opt. Call	AAA	6,421,325

4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1998A, 5.500%, 7/01/14 - AMBAC Insured	No Opt. Call	AAA	4,590,280

15,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/14 - FGIC Insured	No Opt. Call	AAA	16,929,000

3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2004J, 5.000%, 7/01/28 (Mandatory put 7/01/12)	No Opt. Call	BBB	3,184,410

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II:
4,200	5.375%, 7/01/19 - MBIA Insured	7/12 at 101.00	AAA	4,684,512
5,000	5.000%, 7/01/20 - MBIA Insured	7/12 at 101.00	AAA	5,388,550

	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003:
12,610	5.000%, 12/01/11	No Opt. Call	AA***	13,633,175
1,935	5.000%, 12/01/12	No Opt. Call	AA***	2,099,165
11,695	5.000%, 12/01/17	12/13 at 100.00	AA***	12,521,018

10,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/14 – MBIA Insured	No Opt. Call	AAA	11,096,300

5,500	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2004A, 5.750%, 8/01/27 (Mandatory put 2/01/12)	No Opt. Call	BBB	6,043,235
	Rhode Island - 0.3%

7,895	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB	8,429,334
	South Carolina - 0.3%

4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/28	12/12 at 101.00	AA-	4,336,000

3,600	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series 1999A, 5.500%, 1/01/11 - MBIA Insured	1/10 at 101.00	AAA	3,948,984

200	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22	5/11 at 101.00	BBB	213,256
	South Dakota - 0.2%

4,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospital and Health System, Series 2001E, 5.375%, 11/01/24	11/11 at 101.00	A+	4,211,160
	Tennessee - 2.4%

500	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 1997, 5.350%, 9/01/12	No Opt. Call	BBB	538,570

10,000	Memphis, Tennessee, General Improvement Bonds, Series 2000, 5.250%, 4/01/19 (Pre-refunded to 4/01/08)	4/08 at 101.00	AA***	10,674,900

	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A:
3,000	5.000%, 12/01/09 - MBIA Insured	No Opt. Call	AAA	3,211,740
10,000	5.000%, 12/01/11 - MBIA Insured	No Opt. Call	AAA	10,858,700
14,645	5.000%, 12/01/13 - MBIA Insured	No Opt. Call	AAA	16,010,646

6,890	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Vanderbilt University, Series 2005B-3, 5.000%, 10/01/44 (Mandatory put 4/01/10) – MBIA Insured	No Opt. Call	AAA	7,362,241

6,750	Metropolitan Government of Nashville-Davidson County, Tennessee, Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001, 3.750%, 8/01/31 (Alternative Minimum Tax) (Mandatory put 8/01/07)	No Opt. Call	BBB	6,715,845

7,350	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put 10/01/08)	No Opt. Call	N/R	7,699,346
	Texas - 5.8%

5,000	Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003, 5.250%, 11/15/16 – MBIA Insured	11/13 at 100.00	AAA	5,442,700

8,800	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2003, 5.250%, 11/15/20 - MBIA Insured	5/13 at 100.00	AAA	9,622,272

2,000	Austin, Texas, Combined Utility System Revenue Refunding Bonds, Series 1996B, 5.700%, 11/15/21 - MBIA Insured	11/06 at 100.00	AAA	2,066,920

6,585	Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds, Series 1997, 6.500%, 8/01/23 (Pre-refunded to 8/01/08)	8/08 at 100.00	AAA	7,234,347

3,285	Donna Independent School District, Hidalgo County, Texas, General Obligation Bonds, Series 2005, 5.000%, 2/15/17	2/15 at 100.00	AAA	3,547,504

3,000	Goose Creek Consolidated Independent School District, Harris County, Texas, General Obligation Refunding Bonds, Series 1993, 0.000%, 2/15/09	No Opt. Call	AAA	2,661,180

12,555	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus Health, Series 1999A, 5.625%, 7/01/12 - MBIA Insured	7/09 at 101.00	AAA	13,631,591

15,000	Harris County, Texas, Subordinate Lien General Obligation Bonds, Series 2004B, 5.000%, 8/15/32 (Mandatory put 8/15/12) - FSA Insured	No Opt. Call	AAA	16,112,700

7,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21	8/05 at 100.00	AAA	7,026,390

	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2004A:
3,290	5.000%, 12/01/09	No Opt. Call	A	3,463,745
1,475	5.250%, 12/01/10	No Opt. Call	A	1,579,091
1,000	5.250%, 12/01/11	No Opt. Call	A	1,075,640
1,150	5.250%, 12/01/12	No Opt. Call	A	1,240,735
1,000	5.250%, 12/01/13	No Opt. Call	A	1,078,200

	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A:
3,500	5.250%, 5/15/11 - MBIA Insured	No Opt. Call	AAA	3,822,945
5,750	5.250%, 5/15/12 - MBIA Insured	No Opt. Call	AAA	6,318,100
3,595	5.250%, 5/15/13 - MBIA Insured	No Opt. Call	AAA	3,969,887

	Houston, Texas, Junior Lien Water and Sewerage System Revenue Forward Refunding Bonds, Series 2002B:
6,000	5.750%, 12/01/15 (Pre-refunded to 12/01/12) - AMBAC Insured	12/12 at 100.00	AAA	6,846,780
5,385	5.750%, 12/01/16 (Pre-refunded to 12/01/12) - AMBAC Insured	12/12 at 100.00	AAA	6,144,985

	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A:
10,000	5.500%, 12/01/14 - FSA Insured	12/11 at 100.00	AAA	11,050,500
4,200	5.500%, 12/01/17 - FSA Insured	12/11 at 100.00	AAA	4,644,696

4,515	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services Corporation, Series 2003C, 5.250%, 5/15/17 - AMBAC Insured	5/13 at 100.00	AAA	4,952,820

	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003:
2,855	5.250%, 12/15/14 - FGIC Insured	12/13 at 100.00	AAA	3,148,894
3,465	5.250%, 12/15/17 - FGIC Insured	12/13 at 100.00	AAA	3,822,449

	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A:
8,615	6.000%, 10/01/16	10/12 at 100.00	Baa2	9,429,376
9,450	6.000%, 10/01/21	10/12 at 100.00	Baa2	10,189,935

1,100	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 1999, 5.500%, 7/01/09	No Opt. Call	Baa3	1,136,707
	Utah - 0.2%

5,000	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%, 7/01/19 - MBIA Insured	7/07 at 102.00	AAA	5,333,700
	Virgin Islands - 0.0%

1,000	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/09	7/08 at 101.00	N/R	1,044,290
	Virginia - 0.6%

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2003B:
2,685	5.250%, 10/01/14 - FGIC Insured	10/13 at 100.00	AAA	2,949,231
2,280	5.250%, 10/01/15 - FGIC Insured	10/13 at 100.00	AAA	2,490,991

500	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A, 5.250%, 8/15/07	No Opt. Call	BB	512,735

555	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 5.375%, 10/15/11	10/09 at 101.00	A3	596,747

4,645	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.250%, 6/01/19	6/15 at 100.00	BBB	4,816,308

4,745	Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1993C, 5.550%, 5/01/08	11/05 at 100.00	AA+	4,752,355
	Washington - 5.9%

2,840	Chelan County Public Utility District 1, Washington, Rocky Reach Hydroelectric System Revenue Bonds, Series 1968, 5.125%, 7/01/23	1/06 at 100.00	AA	2,844,658

2,000	Clark County School District 37, Vancouver, Washington, General Obligation Bonds, Series 2001, 5.500%, 12/01/17 (Pre-refunded to 6/01/11) - FGIC Insured	6/11 at 100.00	Aaa	2,219,740

2,710	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18	No Opt. Call	AA***	2,704,716

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2001A, 5.500%, 7/01/12 - FSA Insured	7/11 at 101.00	AAA	5,548,600

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 - MBIA Insured	7/12 at 100.00	AAA	5,524,150

11,260	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station - Nuclear Project 2, Series 2004A, 5.250%, 7/01/11 - AMBAC Insured	No Opt. Call	AAA	12,314,837

1,865	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Series 2005A, 5.000%, 7/01/14 - AMBAC Insured	No Opt. Call	AAA	2,036,655

6,045	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2003, 5.250%, 11/01/16 – FSA Insured	11/13 at 100.00	AAA	6,665,277

1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	12/15 at 100.00	Baa3	1,218,322

4,095	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005, 0.000%, 6/01/12 - MBIA Insured	No Opt. Call	AAA	3,703,846

3,345	Tacoma, Washington, Water Revenue Bonds, Series 2003, 5.000%, 12/01/12 - FSA Insured	No Opt. Call	AAA	3,640,029

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
5,000	5.250%, 6/01/09	No Opt. Call	BBB	5,240,600
320	5.500%, 6/01/12	No Opt. Call	BBB	343,798
6,640	6.500%, 6/01/26	6/13 at 100.00	BBB	7,353,667

4,725	Washington, General Obligation Refunding Bonds, Series R-2003A, 5.000%, 1/01/18 - MBIA Insured	1/12 at 100.00	AAA	5,042,804

7,845	Washington, Various Purpose General Obligation Bonds, Series 2000A, 5.625%, 7/01/21 - FSA Insured	7/10 at 100.00	AAA	8,562,896

10,540	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series 1997B, 5.125%, 7/01/14 - MBIA Insured	7/07 at 102.00	AAA	11,124,548

	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series 1993A:
1,650	7.000%, 7/01/07	No Opt. Call	Aaa	1,770,566
12,610	7.000%, 7/01/07	No Opt. Call	Aaa	13,578,070

5,000	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series 1989B, 7.125%, 7/01/16	No Opt. Call	Aaa	6,335,900

20,000	Washington Public Power Supply System, Revenue Bonds, Nuclear Project 1, Series 1993, 5.750%, 7/01/11 - FSA Insured	No Opt. Call	AAA	22,212,400

7,805	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series 1993B, 7.000%, 7/01/09	No Opt. Call	Aaa	8,839,084

10,500	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series 1996A, 5.750%, 7/01/11 - MBIA Insured	7/06 at 102.00	AAA	10,980,060

3,500	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series 1992A, 6.300%, 7/01/12	No Opt. Call	Aaa	4,058,530
	Wisconsin - 4.2%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
3,000	5.000%, 6/01/08	No Opt. Call	BBB	3,112,650
1,265	5.000%, 6/01/09	No Opt. Call	BBB	1,323,886
100	5.750%, 6/01/12	No Opt. Call	BBB	110,155
180	6.000%, 6/01/17	6/12 at 100.00	BBB	193,702

3,045	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17	No Opt. Call	AA***	3,355,011

10,000	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 1998B, 5.500%, 9/01/27 (Alternative Minimum Tax)	9/08 at 101.50	AA	10,332,800

3,545	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2002A, 5.300%, 9/01/18 (Alternative Minimum Tax)	9/11 at 100.00	AA	3,656,916

30,325	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 1993C, 5.800%, 11/01/13	12/05 at 100.00	AA	30,488,149

31,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Medical Group Inc., Series 1996, 5.750%, 11/15/25 - FSA Insured	5/06 at 102.00	AAA	32,237,520

750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College, Series 1998, 5.000%, 10/01/09	10/07 at 101.00	BBB	768,945

6,920	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 - FGIC Insured	No Opt. Call	AAA	8,039,379

4,552	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.625%, 2/15/13 - AMBAC Insured	No Opt. Call	AAA	5,071,247

9,615	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2003B, 4.500%, 12/01/23 (Mandatory put 11/30/07) - FSA Insured	12/07 at 100.00	Aaa	9,887,008

$2,418,782	Total Long-Term Investments (cost $2,498,863,395) - 99.2%			2,592,424,303

	Short-Term Investments - 0.2%

2,350	Clark County School District, Nevada, General Obligation Bonds, Variable Rate Demand Obligations, Series 2001B, 2.190%, 6/15/21 - FSA Insured †		VMIG-1	2,350,000

2,445	Idaho Health Facilities Authority, Revenue Bonds, St. Luke’s Regional Medical Center, Variable Rate Demand Obligations, Series 2000, 2.240%, 7/01/30 - FSA Insured †		VMIG-1	2,445,000

500	Massachusetts Development Finance Authority, Revenue Bonds, Boston University, Variable Rate Demand Obligations, Series 2002R-2, 2.220%, 10/01/42 - XLCA Insured †		VMIG-1	500,000

$5,295	Total Short-Term Investments (cost $5,295,000)			5,295,000

	Total Investments (cost $2,504,158,395) - 99.4%			2,597,719,303

	Other Assets Less Liabilities - 0.6%			14,745,755

	Net Assets - 100%			$2,612,465,058

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

	** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***        Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

	N/R Investment is not rated.

	(WI) Security purchased on a when-issued basis.

†          Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2005, the cost of investments was $ 2,497,762,801

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$105,645,291
Depreciation	(5,688,789)
Net unrealized appreciation (depreciation) of investments	$99,956,502

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund

July 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Alabama - 1.4%

$1,000	Alabama Public School and College Authority, Capital Improvement Revenue Bonds, Series 1998, 5.000%, 11/01/08	No Opt. Call	AA	$1,058,740

3,815	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.500%, 12/01/12	12/11 at 101.00	A-	4,165,446

3,365	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital, Series 2003, 5.000%, 6/01/09	No Opt. Call	Baa3	3,434,689

1,500	Dothan, Alabama, General Obligation Warrants, Series 2005, 5.000%, 9/01/07 - AMBAC Insured	No Opt. Call	AAA	1,562,985

1,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, International Paper Company, Series 1998A, 4.750%, 4/01/10	No Opt. Call	BBB	1,032,650
	Arizona - 1.1%

565	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2002, 5.500%, 7/01/10	No Opt. Call	AAA	621,975

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 2004:
1,025	5.125%, 5/15/09	No Opt. Call	A-	1,078,064
695	5.250%, 5/15/11	No Opt. Call	A-	743,872
1,000	5.250%, 5/15/12	No Opt. Call	A-	1,076,310

3,080	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/13	No Opt. Call	Baa1	3,248,907

2,000	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax) (Mandatory put 3/01/08)	No Opt. Call	BBB	2,016,860
	Arkansas - 1.4%

1,500	Arkansas, General Obligation College Savings Bonds, Series 2005, 5.000%, 6/01/12 - FGIC Insured	No Opt. Call	AAA	1,630,965

455	Arkansas Development Finance Authority, FHA-Insured or VA Guaranteed Single Single Family Mortgage Revenue Refunding Bonds, Series 1991A, 8.000%, 8/15/11	8/05 at 100.00	AA	456,315

2,450	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2004, 4.000%, 12/01/07	No Opt. Call	AA-	2,510,883

	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks Regional Medical Center, Series 2001A:
1,620	5.500%, 11/01/11	No Opt. Call	Baa1	1,734,971
3,415	5.500%, 11/01/12	11/11 at 101.00	Baa1	3,669,452

1,605	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B, 5.000%, 2/01/12 (WI, settling 8/17/05)	No Opt. Call	BBB	1,677,145
	California - 9.1%

10,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 - MBIA Insured	No Opt. Call	AAA	11,451,500

5,000	California, General Obligation Bonds, Series 2004, 5.000%, 4/01/10	No Opt. Call	A	5,347,150

6,000	California, General Obligation Bonds, Series 2005, 5.000%, 6/01/14	No Opt. Call	A	6,544,440

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
5,000	5.500%, 5/01/07	No Opt. Call	A2	5,211,800
3,000	5.500%, 5/01/08	No Opt. Call	A2	3,181,920

	California, Economic Recovery Revenue Bonds, Series 2004A:
10,000	5.000%, 7/01/08	No Opt. Call	AA-	10,545,300
1,000	5.250%, 7/01/12	No Opt. Call	AA-	1,102,530

12,250	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)	7/08 at 101.00	BBB	12,675,075

5,000	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding Bonds, Archstone Communities Trust, Archstone Oakridge Apartments, Series 1999E, 5.300%, 6/01/29 (Mandatory put 6/01/08)	No Opt. Call	BBB+	5,222,400

1,500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.250%, 7/01/12	No Opt. Call	BBB+	1,628,400

	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community Hospitals of Central California, Series 2001:
1,105	4.750%, 2/01/08	No Opt. Call	Baa2	1,127,133
1,115	4.750%, 2/01/09	No Opt. Call	Baa2	1,140,667
1,210	4.750%, 2/01/10	No Opt. Call	Baa2	1,241,351

3,000	San Bernardino County Transportation Authority, California, Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%, 3/01/10 - FGIC Insured	No Opt. Call	AAA	3,234,930

335	Taft Public Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition, Series 1997A, 5.500%, 1/01/06	No Opt. Call	A-	337,945

3,000	University of California, General Revenue Bonds, Series 2005E, 5.000%, 5/15/12 - MBIA Insured	No Opt. Call	AAA	3,279,930
	Colorado - 2.6%

9,000	Arapahoe County Capital Improvement Trust Fund, Colorado, Senior Revenue Bonds, Highway E-470, Series 1986C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)	8/05 at 95.92	AAA	8,612,640

	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004:
680	4.500%, 1/15/09	No Opt. Call	BBB	693,586
500	5.000%, 1/15/11	No Opt. Call	BBB	520,645

	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2001:
660	5.300%, 9/01/07	No Opt. Call	Baa1	683,318
690	5.400%, 9/01/08	No Opt. Call	Baa1	723,672
830	5.500%, 9/01/09	No Opt. Call	Baa1	881,070

5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996C, 5.375%, 11/15/07 (Alternative Minimum Tax) - MBIA Insured	11/06 at 101.00	AAA	5,186,200

200	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 1996, 6.750%, 5/01/06 (Alternative Minimum Tax)	No Opt. Call	N/R	201,984

3,665	Regional Transportation District, Colorado, Certificates of Participation, Series 2005A, 4.000%, 6/01/07 - AMBAC Insured	No Opt. Call	AAA	3,732,070
	Connecticut - 1.4%

2,550	Connecticut, General Obligation Bonds, Series 2001B, 5.250%, 6/15/08 - AMBAC Insured	No Opt. Call	AAA	2,706,162

375	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care, Series 1997B, 5.125%, 7/01/07	No Opt. Call	Ba1	377,505

4,200	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2001B, 5.000%, 10/01/08 - FSA Insured	No Opt. Call	AAA	4,446,330

935	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church Homes Inc. - Congregational Avery Heights, Series 1997, 5.300%, 4/01/06	No Opt. Call	BBB-	944,200

3,000	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments, Series 1998, 4.750%, 12/01/28 (Alternative Minimum Tax) (Mandatory put 12/01/08)	No Opt. Call	BBB+	3,080,370
	Delaware - 0.8%

2,000	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)	No Opt. Call	Baa1	2,111,740

2,155	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000D, 5.650%, 7/01/28 (Alternative Minimum Tax) (Mandatory put 7/01/10)	No Opt. Call	Baa1	2,293,265

	Delaware State Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2004A:
580	5.250%, 6/01/09	No Opt. Call	Baa1	610,044
1,215	5.250%, 6/01/10	No Opt. Call	Baa1	1,288,495
	Florida - 3.2%

4,355	Collier County, Florida, Limited General Obligation Bonds, Conservation Collier Program, Series 2005A, 5.000%, 1/01/11 - AMBAC Insured	No Opt. Call	AAA	4,700,613

8,000	Florida State Division of Bond Finance, Preservation 2000 Revenue Bonds, Department of Environmental Protection, Series 1998A, 6.000%, 7/01/13 - FSA Insured	No Opt. Call	AAA	9,303,920

2,700	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13	10/12 at 100.00	Baa2	2,855,655

1,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding Bonds, Tampa General Hospital, Series 2003A, 5.000%, 10/01/13	No Opt. Call	Baa1	1,750,733

3,165	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 1996A, 5.600%, 7/01/08	7/06 at 102.00	A	3,285,555

3,860	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/11	No Opt. Call	A-	4,076,199
	Georgia - 1.9%

4,430	Cobb County, Georgia, Water and Sewer Revenue Bonds, Series 2004, 5.000%, 7/01/07	No Opt. Call	AAA	4,609,769

10,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2001A, 5.250%, 9/01/11	No Opt. Call	AA	10,998,500
	Illinois - 2.5%

4,275	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.000%, 7/01/08	No Opt. Call	AA***	4,464,254

5,000	Chicago, Illinois, Special Facility Revenue Bonds, O’Hare International Airport, United Air Lines Inc. Project, Series 2001A, 5.800%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/07) #	No Opt. Call	N/R	2,279,800

	Illinois Development Finance Authority, Revenue Refunding Bonds, East St. Louis Project, Series 2003:
1,135	5.000%, 11/15/11 - XLCA Insured	No Opt. Call	AAA	1,222,066
1,030	5.000%, 11/15/12 - XLCA Insured	No Opt. Call	AAA	1,113,018

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,785	5.250%, 11/15/09	No Opt. Call	A	1,897,544
2,540	5.250%, 11/15/10	No Opt. Call	A	2,721,026

770	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series 1996B, 5.500%, 2/15/06	No Opt. Call	A	779,995

3,000	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa1	3,246,360

2,675	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 - Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R	2,714,135
	Indiana - 1.3%

	Goshen, Indiana, Revenue Refunding Bonds, Greencroft Obligation Group, Series 1998:
715	5.150%, 8/15/05	No Opt. Call	N/R	715,300
790	5.250%, 8/15/07	No Opt. Call	N/R	799,804
680	5.300%, 8/15/08	No Opt. Call	N/R	691,859
775	5.350%, 8/15/09	8/08 at 101.00	N/R	786,757

3,200	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A, 5.000%, 11/01/07	No Opt. Call	AA-	3,328,960

4,150	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana and Michigan Power Company, Series 2002A, 4.900%, 6/01/25 (Mandatory put 6/01/07)	No Opt. Call	BBB	4,254,373
	Kansas - 1.6%

2,000	Burlington, Kansas, Environmental Improvement Revenue Refunding Bonds, Kansas City Power and Light Company, Series 1998B, 4.750%, 9/01/15 (Mandatory put 10/01/07)	No Opt. Call	A3	2,048,680

3,500	Johnson County Unified School District 229, Blue Valley, Kansas, General Obligation Bonds, Series 2005A, 5.000%, 10/01/11 - FSA Insured	No Opt. Call	AAA	3,804,185

2,630	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Series 2005C, 5.000%, 10/01/11 - FGIC Insured	No Opt. Call	Aaa	2,858,573

	Shawnee County Unified School District 501, Kansas, General Obligation Bonds, Series 2005:
1,300	5.000%, 8/01/10 - FSA Insured	No Opt. Call	Aaa	1,401,829
2,985	5.000%, 8/01/11 - FSA Insured	No Opt. Call	Aaa	3,240,426
	Kentucky - 4.0%

8,500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09	No Opt. Call	Ba1***	9,308,605

1,115	Christian County, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 1997A, 5.500%, 7/01/06	No Opt. Call	A-	1,135,795

5,285	Kenton County Airport Board, Kentucky, Airport Revenue Refunding Bonds, Cincinnati/Northern Kentucky International Airport, Series 2002A, 5.625%, 3/01/09 (Alternative Minimum Tax) – MBIA Insured	No Opt. Call	AAA	5,666,418

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
2,670	5.300%, 10/01/05	No Opt. Call	BB-	2,673,711
1,315	5.400%, 10/01/06	No Opt. Call	BB-	1,325,730

	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2005B:
2,740	5.000%, 7/01/10 - AMBAC Insured	No Opt. Call	AAA	2,949,309
5,135	5.000%, 7/01/11 - AMBAC Insured	No Opt. Call	AAA	5,565,056

2,305	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.500%, 7/01/12 (Alternative Minimum Tax) - FSA Insured	No Opt. Call	AAA	2,528,977

1,170	Louisville and Jefferson County Regional Airport Authority, Kentucky, Special Facilities Revenue Bonds, Airis Louisville LLC Project, Series 1999A, 5.000%, 3/01/09 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,179,231
	Louisiana - 0.1%

1,055	Iberville Parish Consolidated School District 5, Louisiana, General Obligation Bonds, Series 2002, 5.000%, 10/01/08 - FSA Insured	No Opt. Call	Aaa	1,116,222
	Maryland - 0.4%

1,000	Maryland Energy Financing Administration, Solid Waste Disposal Revenue Bonds, Baltimore Wheelabrator Water Projects LLC, Series 1996, 5.850%, 12/01/05 (Alternative Minimum Tax)	No Opt. Call	A-	1,008,160

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004:
515	5.000%, 8/15/09	No Opt. Call	Baa1	538,036
1,755	5.000%, 8/15/10	No Opt. Call	Baa1	1,843,663
	Massachusetts - 5.1%

	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Issue E, Series 1997B:
765	5.250%, 7/01/06 (Alternative Minimum Tax) - AMBAC Insured	No Opt. Call	AAA	771,495
1,075	5.350%, 7/01/07 (Alternative Minimum Tax) - AMBAC Insured	7/06 at 102.00	AAA	1,084,826

3,175	Massachusetts, General Obligation Refunding Bonds, Series 1997A, 5.750%, 8/01/10 - AMBAC Insured	No Opt. Call	AAA	3,523,488

5,000	Massachusetts, Federal Highway Grant Anticipation Notes, Series 2000A, 5.750%, 12/15/12 - FSA Insured	12/10 at 100.00	Aaa	5,543,550

	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A:
5,000	5.500%, 1/01/10 - MBIA Insured	No Opt. Call	AAA	5,409,450
5,000	5.625%, 1/01/12 - MBIA Insured	No Opt. Call	AAA	5,523,000

700	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 1999B, 5.000%, 7/01/09	No Opt. Call	AA-	740,516

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E:
1,270	5.250%, 10/01/09 - RAAI Insured	No Opt. Call	AA	1,350,950
545	5.250%, 10/01/10 - RAAI Insured	No Opt. Call	AA	584,273
1,625	5.000%, 10/01/11 - RAAI Insured	No Opt. Call	AA	1,727,164

	Massachusetts Industrial Finance Agency, Resource Recovery Remarketed Revenue Refunding Bonds, Ogden Haverhill Project, Series 1992A:
2,000	4.850%, 12/01/05	No Opt. Call	BBB	2,007,920
2,970	4.950%, 12/01/06	No Opt. Call	BBB	3,012,471

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:
1,745	5.150%, 12/01/07 (Alternative Minimum Tax)	No Opt. Call	BBB	1,791,644
2,500	5.200%, 12/01/08 (Alternative Minimum Tax)	No Opt. Call	BBB	2,558,200

5,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/10 - FSA Insured	No Opt. Call	Aaa	5,379,300
	Michigan - 2.6%

1,050	Dundee Community School District, Monroe County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/11 - FGIC Insured	No Opt. Call	AAA	1,134,536

2,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/12 (Pre-refunded to 7/15/11)	7/11 at 101.00	AA***	2,229,760

	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series 2005:
7,500	5.000%, 6/01/07 - FSA Insured	No Opt. Call	AAA	7,777,275
3,000	5.000%, 6/01/11 - FSA Insured	No Opt. Call	AAA	3,222,540

1,015	Michigan State Hospital Finance Authority, Collateralized Loan, Detroit Medical Center, Series 2001, 7.360%, 3/01/07	No Opt. Call	Baa2	1,021,950

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A:
2,000	5.000%, 3/01/09	No Opt. Call	A1	2,090,540
3,000	5.500%, 3/01/13	No Opt. Call	A1	3,278,580
	Minnesota - 0.6%

3,670	Minneapolis, Minnesota, General Obligation Bonds, Convention Center Project, Series 2002A, 5.000%, 12/01/07	No Opt. Call	AAA	3,845,316

1,250	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/13 (WI, settling 8/18/05)	No Opt. Call	A2	1,342,150
	Mississippi - 1.0%

5,000	Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Series 2000B-3, 5.450%, 3/01/10 (Alternative Minimum Tax)	No Opt. Call	A2	5,284,900

2,660	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Southwest Regional Medical Center, Series 2003, 5.000%, 4/01/13	No Opt. Call	BBB+	2,747,594
	Missouri - 0.9%

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 1997:
600	5.400%, 2/01/06	No Opt. Call	N/R	605,406
700	5.500%, 2/01/07	No Opt. Call	N/R	718,158

3,880	Missouri Regional Convention and Sports Complex Authority, Lease Revenue Bonds, Convention and Sports Facility Project, Series 2003A-1, 5.250%, 8/15/12 - AMBAC Insured	No Opt. Call	AAA	4,272,113

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B:
150	5.000%, 11/01/08 (WI, settling 8/04/05)	No Opt. Call	N/R	154,412
215	5.000%, 11/01/09 (WI, settling 8/04/05)	No Opt. Call	N/R	221,499
300	5.000%, 11/01/11 (WI, settling 8/04/05)	No Opt. Call	N/R	305,376

1,000	St. Louis, Missouri, Airport Revenue Bonds, Capital Improvement Program, Lambert-St. Louis International Airport, Series 1997B, 6.000%, 7/01/10 (Alternative Minimum Tax) - FGIC Insured	No Opt. Call	AAA	1,103,780
	Montana - 0.4%

3,000	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Portland General Electric Company, Series 1998A, 5.200%, 5/01/33 (Mandatory put 5/01/09)	No Opt. Call	BBB+	3,132,600
	Nebraska - 0.7%

	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medical Center, Series 2003:
1,330	5.000%, 11/15/07	No Opt. Call	A1	1,380,247
1,725	5.000%, 11/15/08	No Opt. Call	A1	1,806,851
2,540	5.000%, 11/15/09	No Opt. Call	A1	2,678,227
	Nevada - 0.8%

	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002:
455	5.250%, 9/01/06	No Opt. Call	BBB+	463,381
610	5.500%, 9/01/08	No Opt. Call	BBB+	638,987
670	5.500%, 9/01/07	No Opt. Call	BBB+	694,428
685	5.500%, 9/01/09	No Opt. Call	BBB+	723,963
535	5.750%, 9/01/10	No Opt. Call	BBB+	575,863
970	6.000%, 9/01/13	9/12 at 101.00	BBB+	1,071,462

2,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999, 5.500%, 7/01/09 - AMBAC Insured	No Opt. Call	AAA	2,162,500
	New Jersey - 4.9%

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A:
3,430	5.750%, 6/01/09 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	3,504,294
3,070	5.800%, 6/01/10 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	3,138,307
3,390	5.900%, 6/01/11 (Alternative Minimum Tax) - MBIA Insured	6/10 at 101.00	AAA	3,468,885

7,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.000%, 6/15/08	No Opt. Call	BBB	7,295,540

18,110	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005C, 5.250%, 6/15/11 - MBIA Insured	No Opt. Call	AAA	19,797,852

2,625	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.000%, 8/01/12 - FGIC Insured	No Opt. Call	Aaa	2,859,255
	New Mexico - 1.6%

2,000	Gallup, New Mexico, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association Inc., Series 2005, 5.000%, 8/15/13 - AMBAC Insured	No Opt. Call	AAA	2,167,560

2,055	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Hunter’s Ridge Apartments, Series 2001A, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa	2,144,166

2,000	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Sombra del Oso Apartments, Series 2001B, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa	2,086,780

	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A:
2,710	4.800%, 8/01/10	No Opt. Call	AA-	2,841,028
3,505	4.900%, 8/01/11	No Opt. Call	AA-	3,702,577
	New York - 14.4%

	Albany Housing Authority, Albany, New York, Limited Obligation Bonds, Series 1995:
1,000	5.600%, 10/01/05	No Opt. Call	A3	1,004,430
500	5.700%, 10/01/06	10/05 at 102.00	A3	512,105

700	Albany Housing Authority, Albany, New York, Limited Obligation Refunding Bonds, Series 1995, 5.850%, 10/01/07	10/05 at 102.00	A3	716,814

5,525	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.500%, 12/01/12 - FSA Insured	No Opt. Call	AAA	6,231,427

2,800	New York City, New York, General Obligation Bonds, Fiscal Series 1996I, 6.500%, 3/15/06	No Opt. Call	A+	2,864,736

	New York City, New York, General Obligation Bonds, Fiscal Series 2003A:
2,880	5.500%, 8/01/10	No Opt. Call	A+	3,140,986
2,000	5.000%, 8/01/10	No Opt. Call	A+	2,137,600

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003B, 5.500%, 8/01/12	No Opt. Call	A+	5,528,850

	New York City, New York, General Obligation Bonds, Fiscal Series 1996G:
225	5.750%, 2/01/06	No Opt. Call	A+***	228,526
275	5.750%, 2/01/06	No Opt. Call	A+	279,144

	New York City, New York, General Obligation Bonds, Fiscal Series 2005O:
7,000	5.000%, 6/01/11	No Opt. Call	A+	7,504,770
3,000	5.000%, 6/01/12	No Opt. Call	A+	3,225,720

10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2005A-1, 5.000%, 11/01/12	No Opt. Call	AAA	10,889,800

225	Dormitory Authority of the State of New York, Revenue Bonds, Nyack Hospital, Series 1996, 6.000%, 7/01/06	7/06 at 102.00	B2	226,694

	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2005:
3,000	5.000%, 7/01/12	No Opt. Call	AAA	3,285,060
2,000	5.000%, 7/01/13	No Opt. Call	AAA	2,202,320

2,775	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D, 5.000%, 2/15/11 - FGIC Insured	No Opt. Call	AAA	2,990,035

	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A:
985	5.500%, 7/01/12	No Opt. Call	Baa1	1,072,911
1,040	5.500%, 7/01/13	No Opt. Call	Baa1	1,132,466

	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B:
1,990	7.500%, 5/15/11	No Opt. Call	AA-***	2,329,713
3,885	7.500%, 5/15/11	No Opt. Call	AA-	4,453,065

2,660	New York State Housing Finance Agency, Service Contract Revenue Bonds, Series 2003K, 4.000%, 9/15/08	No Opt. Call	AA-	2,725,729

6,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2003B, 5.000%, 4/01/11 - FSA Insured	No Opt. Call	AAA	6,487,980

4,630	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series 1994A, 6.500%, 1/01/11 - FSA Insured	No Opt. Call	AAA	5,316,583

6,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005, 5.000%, 1/01/11	No Opt. Call	AA-	6,442,380

8,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)	No Opt. Call	AA-	8,707,520

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Alternative Minimum Tax) (Mandatory put 11/15/13)	11/11 at 101.00	Baa3	1,614,675

2,000	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07 (Alternative Minimum Tax)	No Opt. Call	N/R	2,103,900

3,035	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 6.000%, 12/01/05 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	3,066,443

895	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 4.875%, 1/01/08 (Alternative Minimum Tax)	No Opt. Call	N/R	915,576

12,265	Suffolk County Industrial Development Agency, New York, Resource Recovery Revenue Bonds, Huntington LP, Series 1999, 5.950%, 10/01/09 (Alternative Minimum Tax) - AMBAC Insured	No Opt. Call	AAA	13,462,800

3,225	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%, 1/01/10	No Opt. Call	AA-	3,540,728
	North Carolina - 3.4%

4,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003A, 5.500%, 1/01/12	No Opt. Call	BBB	4,347,360

7,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D, 5.375%, 1/01/10	No Opt. Call	BBB	7,457,870

4,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.500%, 1/01/11	No Opt. Call	A3	4,897,980

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Capital Improvements, Series 2005A:
5,000	5.000%, 2/01/07	No Opt. Call	AA+	5,155,700
3,260	5.000%, 2/01/12	No Opt. Call	AA+	3,520,637

	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2005A:
1,355	5.000%, 2/01/11	No Opt. Call	AA-	1,440,284
1,000	5.000%, 2/01/13	No Opt. Call	AA-	1,069,970
	Ohio - 4.5%

2,585	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.000%, 11/15/08	No Opt. Call	Baa1	2,645,282

1,415	Bowling Green State University, Ohio, General Receipts Bonds, Series 2005, 5.000%, 6/01/12 – MBIA Insured	No Opt. Call	AAA	1,536,761

2,940	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 9/01/07 (WI, settling 8/02/05) - FSA Insured	No Opt. Call	AAA	3,063,451

335	Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Revenue Refunding Bonds, Rock and Roll Hall of Fame and Museum, Series 1997, 5.600%, 12/01/06	No Opt. Call	N/R***	347,281

	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
3,000	5.500%, 1/01/11	No Opt. Call	Aa3	3,260,700
2,000	5.500%, 1/01/12	No Opt. Call	Aa3	2,195,060

	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A:
1,140	5.500%, 8/15/11	No Opt. Call	A	1,235,053
845	5.500%, 8/15/12	No Opt. Call	A	920,450

270	Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley Medical Center, Series 1996C, 6.000%, 5/15/06	No Opt. Call	BBB+	275,827

4,900	Ohio, Higher Education Capital Facilities Appropriation Bonds, Series 2001-IIA, 5.500%, 12/01/08	No Opt. Call	AA	5,274,605

8,915	Ohio, General Obligation Refunding Bonds, Higher Education, Series 2002C, 5.500%, 11/01/12	No Opt. Call	AA+	10,014,844

890	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 4.550%, 12/01/10 (Alternative Minimum Tax)	No Opt. Call	AA-	910,399

235	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2004, 5.000%, 12/01/10	No Opt. Call	AAA	254,519

2,545	Ohio Water Development Authority, Water Pollution Control Loan Rund Revenue Bonds, State Match, Series 2005, 5.000%, 6/01/07	No Opt. Call	AAA	2,640,488

	Sandusky County, Ohio, Hospital Facilities Revenue Refunding Bonds, Memorial Hospital, Series 1998:
830	5.000%, 1/01/06	No Opt. Call	BBB-	833,445
450	5.050%, 1/01/07	No Opt. Call	BBB-	455,679
720	5.100%, 1/01/09	1/08 at 102.00	BBB-	733,421
	Oklahoma - 1.1%

1,190	Oklahoma County Independent School District 89, Oklahoma City, Oklahoma, General Obligation Bonds, Series 2005, 5.000%, 7/01/11 - AMBAC Insured	No Opt. Call	AAA	1,289,663

6,000	Oklahoma Capitol Improvement Authority, State Highway Capital Improvement Revenue Bonds, Series 2000, 5.000%, 12/01/09 - MBIA Insured	No Opt. Call	AAA	6,427,740

1,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001A, 5.375%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/06)	6/07 at 100.00	B-	1,473,495
	Oregon - 4.0%

1,500	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2004, 5.000%, 6/15/12 - FSA Insured	No Opt. Call	AAA	1,635,270

7,500	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Variable Rate Demand Obligations, Series 2000A, 4.150%, 8/01/25 (Alternative Minimum Tax) (Mandatory put 5/01/09)	5/08 at 100.00	BBB	7,547,625

3,910	Oregon Department of Administrative Services, Certificates of Participation Refunding, Series 2002B, 5.000%, 5/01/08 - MBIA Insured	No Opt. Call	AAA	4,110,700

	Oregon Department of Administrative Services, Certificates of Participation, Series 2004C:
4,060	5.000%, 5/01/10 - FSA Insured	No Opt. Call	AAA	4,364,053
4,600	5.000%, 5/01/11 - FSA Insured	No Opt. Call	AAA	4,982,812

3,300	Tri-County Metropolitan Transportation District, Oregon, Limited Tax Pledge Revenue Bonds, Series 2005A, 5.000%, 9/01/12 - FSA Insured	No Opt. Call	AAA	3,600,696

	Tri-County Metropolitan Transportation District, Oregon, Revenue Bonds, Series 2005:
2,335	5.000%, 10/01/08 – AMBAC Insured	No Opt. Call	AAA	2,470,500
3,620	5.000%, 10/01/12 - AMBAC Insured	No Opt. Call	AAA	3,944,823
	Pennsylvania - 3.1%

2,000	Allegheny County, Pennsylvania, Revenue Refunding Bonds, Greater Pittsburgh International Airport, Series 1999, 5.625%, 1/01/10 (Alternative Minimum Tax) - FGIC Insured	No Opt. Call	AAA	2,145,120

	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A:
4,000	6.500%, 1/01/08	No Opt. Call	BB+	4,211,520
7,000	6.000%, 1/01/09	1/08 at 102.00	BB+	7,390,670

4,000	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)	1/06 at 100.00	BBB-	4,060,800

2,510	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny Delaware Valley Obligated Group, Series 1996A, 5.600%, 11/15/09 - MBIA Insured	No Opt. Call	AAA	2,709,495

470	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Mortgage Revenue Bonds, Cricket Court Apartments, Series 1998A, 5.600%, 4/01/08 (Alternative Minimum Tax)	No Opt. Call	N/R	473,375

4,000	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/10 – MBIA Insured	No Opt. Call	AAA	4,287,960
	South Carolina - 2.8%

	Charleston County, South Carolina, Revenue Bonds, CareAlliance Heath Services, Series 2004A:
1,690	5.000%, 8/15/08	No Opt. Call	A-	1,762,721
1,400	5.000%, 8/15/09	No Opt. Call	A-	1,469,580
1,980	5.000%, 8/15/10	No Opt. Call	A-	2,092,108

7,110	Georgetown County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 5.700%, 4/01/14	No Opt. Call	BBB	7,857,332

7,215	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.250%, 12/01/09	No Opt. Call	AA-	7,737,727

1,325	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.500%, 11/01/13	No Opt. Call	A	1,451,100
	Tennessee - 3.3%

10,000	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A, 5.000%, 12/01/12 - MBIA Insured	No Opt. Call	AAA	10,902,100

7,350	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put 10/01/08)	No Opt. Call	N/R	7,699,346

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002:
1,645	5.750%, 9/01/08	No Opt. Call	BBB+	1,732,596
1,740	6.125%, 9/01/09	No Opt. Call	BBB+	1,875,546
1,350	6.250%, 9/01/10	No Opt. Call	BBB+	1,480,613

2,920	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2005A, 5.000%, 5/01/13 - MBIA Insured	No Opt. Call	AAA	3,189,166
	Texas - 2.9%

4,330	Brazos River Authority, Texas, Pollution Control Revenue Bonds, Texas Utilities Company, Series 1995B, 5.050%, 6/01/30 (Alternative Minimum Tax) (Mandatory put 6/19/06) (a)	No Opt. Call	Baa2	4,368,277

4,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Alternative Minimum Tax) (Mandatory put 4/01/13) (a)	No Opt. Call	Baa2	4,575,360

3,050	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2001A, 5.000%, 7/01/10 (Alternative Minimum Tax) - FGIC Insured	No Opt. Call	AAA	3,227,541

4,200	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Baylor Healthcare System, Series 2002, 5.500%, 5/15/08	No Opt. Call	AA-	4,432,428

2,805	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.200%, 5/15/11	No Opt. Call	Baa3	2,995,067

4,000	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001A, 5.000%, 5/01/27 (Alternative Minimum Tax) (Mandatory put 11/01/06)	No Opt. Call	Baa2	4,087,240
	Virgin Islands - 0.3%

2,070	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/06	No Opt. Call	N/R	2,100,077
	Virginia - 4.2%

2,850	Newport News Redevelopment and Housing Authority, Virginia, FNMA Multifamily Housing Revenue Refunding Bonds, Fredericksburg-Oxford Project, Series 1997A, 5.550%, 5/01/27 (Mandatory put 5/01/07)	11/05 at 102.00	AAA	2,912,700

2,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A, 5.000%, 8/15/06	No Opt. Call	BB	2,022,460

7,000	Southeastern Public Service Authority, Virginia, Senior Revenue Refunding Bonds, Regional Solid Waste System, Series 1993A, 5.250%, 7/01/10 - MBIA Insured	No Opt. Call	AAA	7,616,980

	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005:
1,455	4.000%, 6/01/07	No Opt. Call	AAA	1,485,046
1,070	4.000%, 6/01/08	No Opt. Call	AAA	1,098,933
2,935	5.000%, 6/01/12	No Opt. Call	AAA	3,208,043

1,520	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 5/01/12	No Opt. Call	AA	1,654,611

8,085	Virginia Port Authority, General Fund Revenue Bonds, Series 1998, 5.500%, 7/01/08 (Alternative Minimum Tax)	No Opt. Call	AA+	8,605,431

5,000	York County Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 1985, 5.500%, 7/01/09	11/06 at 101.00	A3	5,199,950
	Washington - 2.6%

6,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/11 - XLCA Insured	No Opt. Call	AAA	6,641,760

2,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 1999, 6.000%, 10/01/11 (Pre-refunded to 10/01/09)	10/09 at 101.00	Aa3***	2,234,920

4,160	Seattle, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 1999, 5.500%, 8/01/07 - FSA Insured	No Opt. Call	AAA	4,361,136

3,000	Snohomish County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/05	No Opt. Call	A1	3,022,770

1,000	Snohomish County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2004, 5.000%, 12/01/09 - FSA Insured	No Opt. Call	AAA	1,069,330

3,500	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series 1997A, 6.000%, 7/01/09 - FSA Insured	No Opt. Call	AAA	3,865,925
	Wisconsin - 0.8%

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, FH Healthcare Development Inc., Series 1999, 5.625%, 11/15/09	No Opt. Call	N/R***	1,045,800

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community Health Obligated Group, Series 2001:
1,000	5.625%, 10/01/10	No Opt. Call	AA-	1,080,280
1,100	5.625%, 10/01/11	No Opt. Call	AA-	1,196,840

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2001B:
600	6.250%, 2/15/09	No Opt. Call	BBB+	643,551
1,250	6.500%, 2/15/12	No Opt. Call	BBB+	1,406,450

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community Health Obligated Group, Series 2005A, 5.000%, 4/01/08	No Opt. Call	AA-	1,043,360

$754,615	Total Long-Term Investments (cost $793,423,316) - 98.8%			801,980,752
	Other Assets Less Liabilities - 1.2%			9,750,842

	Net Assets – 100%			$811,731,594

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

(a)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

(WI)	Security purchased on a when-issued basis.

#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2005, the cost of investments was $ 792,860,183

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$14,515,967
Depreciation	(5,395,398)
Net unrealized appreciation of investments	$9,120,569

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Municipal Trust

By (Signature and Title)*	/s/ Jessica R. Droeger
Vice President and Secretary

Date	September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date	September 29, 2005

By (Signature and Title)*	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date	September 29, 2005